UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2018

Date of reporting period:	January 1, 2018 — June 30, 2018

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A world of investing.®

Putnam INVESTMENTS

Putnam Variable Trust

Semiannual report
6 | 30 | 18

Putnam VT Diversified Income Fund

Message from the Trustees

August 8, 2018

Dear Shareholder:

During the first half of 2018, conditions became more challenging for global financial markets. After an extended period of record advances and low volatility, a downturn early in the year pushed stocks into a brief correction. The market has since rallied, but both stocks and bonds have been more volatile, due in part to uncertainty surrounding trade policy and interest rates. Fortunately, navigating a change in market trends is nothing new to Putnam’s experienced investment professionals, who continue to monitor risks and seek opportunities.

We would like to take this opportunity to extend our thanks to Jameson A. Baxter, who retired from her position as Chair of your Board of Trustees on June 30, 2018. It is hard to express in a few words the extent of Jamie’s commitment to protecting the interests of Putnam shareholders like you. In addition to her professional and directorship experience, Jamie brought intelligence, insight, and compassion to a board she served for decades. Jamie began as a Trustee in 1994, served as Vice Chair for six years, and became Chair in 2011. We are also pleased to announce the appointment of Kenneth R. Leibler as your new Board of Trustees Chair. Ken became a Trustee in 2006, has served as Vice Chair since 2016, and now leads the Board in overseeing your fund and protecting your interests.

Thank you for investing with Putnam.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

Consider these risks before investing: International investing involves currency, economic, and political risks. Emerging-market securities carry illiquidity and volatility risks. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk and the risk that they may increase in value when interest rates decline and decline in value when interest rates rise. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is greater for longer-term bonds, and credit risk is greater for below-investment-grade bonds. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Unlike bonds, funds that invest in bonds have fees and expenses. Bond prices may fall or fail to rise over time for several reasons, including general financial market conditions, changing market perceptions (including perceptions about the risk of default and expectations about monetary policy or interest rates), changes in government intervention in the financial markets, and factors related to a specific issuer or industry. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. You can lose money by investing in the fund.

Performance summary (as of 6/30/18)

Investment objective

As high a level of current income as Putnam Investment Management, LLC, (Putnam Management) believes is consistent with preservation of capital

Net asset value June 30, 2018

Class IA: $6.02	Class IB: $6.04

Total return at net asset value

				Bloomberg
			ICE BofAML	Barclays U.S.
(as of	Class IA	Class IB	U.S. Treasury	Aggregate
6/30/18)	shares*	shares†	Bill Index	Bond Index
6 months	2.67%	2.58%	0.79%	–1.62%
1 year	6.31	6.04	1.31	–0.40
5 years	20.44	18.87	2.17	11.89
Annualized	3.79	3.52	0.43	2.27
10 years	69.26	66.98	4.22	44.09
Annualized	5.40	5.26	0.41	3.72
Life	270.66	255.31	88.89	240.40
Annualized	5.43	5.25	2.60	5.07

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* Class inception date: September 15, 1993.

† Class inception date: April 6, 1998.

Effective January 30, 2018, the ICE BofAML U.S. Treasury Bill Index replaced the Bloomberg Barclays U.S. Aggregate Bond Index as the fund’s benchmark. In Putnam Management’s opinion, this index more accurately reflects the fund’s multisector investment approach.

The ICE BofAML (Intercontinental Exchange Bank of America Merrill Lynch) U.S. Treasury Bill Index is an unmanaged index that tracks the performance of U.S.-dollar-denominated U.S. Treasury bills publicly issued in the U.S. domestic market. The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

ICE Data Indices, LLC (“ICE BofAML”), used with permission. ICE BofAML permits use of the ICE BofAML indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofAML indices or any data included in, related to, or derived therefrom; assumes no liability in connection with the use of the foregoing; and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. Performance of class IB shares before their inception is derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Portfolio composition

Allocations are shown as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Allocations may not total 100% because the table includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

Credit quality

Credit qualities are shown as a percentage of net assets. A bond rated BBB or higher (A-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. To-be-announced (TBA) mortgage commitments, if any, are included based on their issuer ratings. Ratings may vary over time.

Cash, derivative instruments, and net other assets are shown in the not-rated category. Payables and receivables for TBA mortgage commitments are included in the not-rated category and may result in negative weights. The fund itself has not been rated by an independent rating agency.

Putnam VT Diversified Income Fund 1

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The two left-hand columns of the Expenses per $1,000 table show the expenses you would have paid on a $1,000 investment in your fund from 1/1/18 to 6/30/18. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the Expenses per $1,000 table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expense ratios

	Class IA	Class IB
Total annual operating expenses for the fiscal
year ended 12/31/17	0.78%	1.03%
Annualized expense ratio for the six-month
period ended 6/30/18	0.80%	1.05%

Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

Expenses per $1,000

Expenses and value for a
	Expenses and value for a		$1,000 investment, assuming
	$1,000 investment, assuming		a hypothetical 5% annualized
	actual returns for the		return for the 6 months
	6 months ended 6/30/18		ended 6/30/18
	Class IA	Class IB	Class IA	Class IB
Expenses paid
per $1,000*†	$4.02	$5.27	$4.01	$5.26
Ending value
(after
expenses)	$1,026.70	$1,025.80	$1,020.83	$1,019.59

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 6/30/18. The expense ratio may differ for each share class.

†Expenses based on actual returns are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year. Expenses based on a hypothetical 5% return are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

2 Putnam VT Diversified Income Fund

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates. In other examples, the managers may use options and futures contracts to hedge against a variety of risks by establishing a combination of long and short exposures to specific equity markets or sectors.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Putnam VT Diversified Income Fund 3

The fund’s portfolio 6/30/18 (Unaudited)

MORTGAGE-BACKED SECURITIES (41.6%)*	Principal amount	Value

Agency collateralized mortgage obligations (18.4%)
Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US
LIBOR) + 25.79%), 17.451%, 4/15/37	$29,828	$40,379
IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US
LIBOR) + 23.80%), 16.195%, 11/15/35	86,050	110,545
IFB Ser. 3249, Class PS, ((-3.3 x 1 Month US
LIBOR) + 22.28%), 15.433%, 12/15/36	60,051	75,335
IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR)
+ 19.86%), 13.64%, 3/15/35	223,008	270,530
Structured Agency Credit Risk Debt FRN
Ser. 16-DNA2, Class M3, (1 Month US LIBOR
+ 4.65%), 6.741%, 10/25/28	250,000	288,350
Ser. 4077, Class IK, IO, 5.00%, 7/15/42	1,450,879	308,464
Ser. 4122, Class TI, IO, 4.50%, 10/15/42	1,248,099	285,397
Ser. 4000, Class PI, IO, 4.50%, 1/15/42	592,035	120,068
Ser. 4024, Class PI, IO, 4.50%, 12/15/41	1,323,114	251,152
IFB Ser. 4678, Class MS, IO, ((-1 x 1 Month US
LIBOR) + 6.10%), 4.027%, 4/15/47	1,124,233	219,034
Ser. 4546, Class TI, IO, 4.00%, 12/15/45	913,106	194,035
Ser. 4530, Class TI, IO, 4.00%, 11/15/45	1,435,759	305,870
Ser. 4425, IO, 4.00%, 1/15/45	3,419,207	726,992
Ser. 4452, Class QI, IO, 4.00%, 11/15/44	1,946,809	524,842
Ser. 4403, Class CI, IO, 4.00%, 10/15/44	962,890	202,207
Ser. 4000, Class LI, IO, 4.00%, 2/15/42	1,498,407	242,508
Ser. 4604, Class QI, IO, 3.50%, 7/15/46	3,581,122	573,553
Ser. 4580, Class ID, IO, 3.50%, 8/15/45	2,871,440	570,015
Ser. 4105, Class HI, IO, 3.50%, 7/15/41	998,225	106,400
Ser. 304, Class C37, IO, 3.50%, 12/15/27	1,115,272	96,206
Ser. 4210, Class PI, IO, 3.00%, 12/15/41	1,401,829	91,616
FRB Ser. 57, Class 1AX, IO, 0.365%, 7/25/43 W	1,050,211	11,331
Ser. 3300, PO, zero %, 2/15/37	19,915	16,741
Ser. 3326, Class WF, zero %, 10/15/35 W	848	621
Federal National Mortgage Association
IFB Ser. 06-62, Class PS, ((-6 x 1 Month US
LIBOR) + 39.90%), 27.353%, 7/25/36	36,654	57,994
IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US
LIBOR) + 24.57%), 16.899%, 3/25/36	124,131	177,642
IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US
LIBOR) + 24.20%), 16.533%, 6/25/37	81,655	106,269
IFB Ser. 05-122, Class SE, ((-3.5 x 1 Month US
LIBOR) + 23.10%), 15.781%, 11/25/35	97,425	118,991
IFB Ser. 08-24, Class SP, ((-3.667 x 1 Month US
LIBOR) + 23.28%), 15.616%, 2/25/38	77,908	96,274
IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US
LIBOR) + 17.39%), 11.957%, 11/25/34	79,406	89,415
Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	1,635,315	397,860
Ser. 374, Class 6, IO, 5.50%, 8/25/36	135,118	25,934
Ser. 378, Class 19, IO, 5.00%, 6/25/35	411,095	83,895
IFB Ser. 13-90, Class SD, IO, ((-1 x 1 Month US
LIBOR) + 6.60%), 4.509%, 9/25/43	2,389,846	437,361
Ser. 12-127, Class BI, IO, 4.50%, 11/25/42	377,398	88,302
Ser. 12-30, Class HI, IO, 4.50%, 12/25/40	2,050,804	281,795
Ser. 366, Class 22, IO, 4.50%, 10/25/35	30,705	969
IFB Ser. 10-35, Class SG, IO, ((-1 x 1 Month US
LIBOR) + 6.40%), 4.309%, 4/25/40	790,177	134,330
IFB Ser. 16-96, Class ST, IO, ((-1 x 1 Month US
LIBOR) + 6.10%), 4.009%, 12/25/46	2,848,244	384,513
Ser. 17-7, Class JI, IO, 4.00%, 2/25/47	1,212,558	263,731
Ser. 15-88, Class QI, IO, 4.00%, 10/25/44	1,421,292	264,051
Ser. 13-41, Class IP, IO, 4.00%, 5/25/43	1,269,347	199,922
Ser. 13-44, Class PI, IO, 4.00%, 1/25/43	976,195	150,287

MORTGAGE-BACKED
SECURITIES (41.6%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
IFB Ser. 10-140, Class GS, IO, ((-1 x 1 Month US
LIBOR) + 6.00%), 3.909%, 7/25/39	$2,503,913	$202,016
Ser. 13-107, Class SB, IO, ((-1 x 1 Month US
LIBOR) + 5.95%), 3.859%, 2/25/43	1,606,051	277,044
Ser. 16-102, Class JI, IO, 3.50%, 2/25/46	2,321,541	399,296
Ser. 11-98, Class AI, IO, 3.50%, 11/25/37	2,677,813	127,689
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	1,545,676	119,094
Ser. 13-53, Class JI, IO, 3.00%, 12/25/41	1,813,991	188,994
Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	1,592,784	90,980
Ser. 99-51, Class N, PO, zero %, 9/17/29	6,962	6,353
Federal National Mortgage Association Grantor
Trust Ser. 00-T6, IO, 0.717%, 11/25/40 W	858,503	18,243
Government National Mortgage Association
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	948,274	217,250
Ser. 16-42, IO, 5.00%, 2/20/46	1,652,384	348,025
Ser. 14-122, Class IC, IO, 5.00%, 8/20/44	730,702	160,214
Ser. 14-76, IO, 5.00%, 5/20/44	874,578	201,684
Ser. 15-187, Class KI, IO, 5.00%, 6/20/43	1,420,491	150,481
Ser. 13-22, Class OI, IO, 5.00%, 1/20/43	1,539,633	302,924
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	937,949	205,014
Ser. 13-6, Class IC, IO, 5.00%, 1/20/43	608,742	140,607
Ser. 12-146, IO, 5.00%, 12/20/42	1,423,499	321,839
Ser. 13-130, Class IB, IO, 5.00%, 12/20/40	253,354	16,078
Ser. 13-16, Class IB, IO, 5.00%, 10/20/40	85,659	7,547
Ser. 11-41, Class BI, IO, 5.00%, 5/20/40	254,943	17,343
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	487,905	111,826
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	715,201	161,221
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	3,179,841	693,399
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	1,811,187	412,335
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	607,066	139,530
Ser. 16-37, Class IW, IO, 4.50%, 2/20/46	1,099,546	235,028
Ser. 16-104, Class GI, IO, 4.50%, 1/20/46	2,158,790	338,908
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43	1,435,029	299,562
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43	2,152,665	452,233
Ser. 13-183, Class JI, IO, 4.50%, 2/16/43	845,247	125,254
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	315,685	52,126
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41	1,214,391	260,623
Ser. 11-18, Class PI, IO, 4.50%, 8/20/40	118,067	16,788
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	1,461,773	310,481
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	1,472,454	318,021
Ser. 13-151, Class IB, IO, 4.50%, 2/20/40	1,510,888	317,858
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	741,896	150,335
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	708,343	162,834
Ser. 10-168, Class PI, IO, 4.50%, 11/20/39	267,596	26,792
Ser. 10-158, Class IP, IO, 4.50%, 6/20/39	1,050,681	83,403
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US
LIBOR) + 6.15%), 4.066%, 9/20/43	845,140	123,272
IFB Ser. 13-99, Class VS, IO, ((-1 x 1 Month US
LIBOR) + 6.10%), 4.015%, 7/16/43	486,400	68,363
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45	4,266,944	828,726
Ser. 16-27, Class IB, IO, 4.00%, 11/20/45	1,313,845	246,015
Ser. 15-79, Class CI, IO, 4.00%, 5/20/45	2,607,618	511,871
Ser. 15-40, IO, 4.00%, 3/20/45	2,341,880	485,598
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44	1,572,746	288,001
Ser. 17-63, Class PI, IO, 4.00%, 12/20/43	1,630,624	244,514
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	959,538	179,299
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	1,532,816	296,537
Ser. 12-8, Class PI, IO, 4.00%, 5/20/41	3,608,199	551,792
IFB Ser. 14-119, Class SA, IO, ((-1 x 1 Month US
LIBOR) + 5.60%), 3.516%, 8/20/44	2,227,950	295,203
Ser. 16-48, Class MI, IO, 3.50%, 4/16/46	1,723,032	383,299

4 Putnam VT Diversified Income Fund

MORTGAGE-BACKED
SECURITIES (41.6%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 15-95, Class PI, IO, 3.50%, 7/20/45	$1,863,348	$326,086
Ser. 15-64, Class PI, IO, 3.50%, 5/20/45	1,529,957	256,207
Ser. 13-102, Class IP, IO, 3.50%, 6/20/43	1,104,215	141,781
Ser. 13-76, IO, 3.50%, 5/20/43	2,657,602	444,324
Ser. 13-28, IO, 3.50%, 2/20/43	880,426	151,700
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43	1,273,249	222,373
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	1,996,168	336,454
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	1,338,198	221,793
Ser. 12-136, Class BI, IO, 3.50%, 11/20/42	1,531,460	311,738
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42	1,699,041	347,386
Ser. 15-69, Class IK, IO, 3.50%, 3/20/38	2,064,992	221,596
Ser. 14-44, Class IA, IO, 3.50%, 5/20/28	3,357,209	343,054
Ser. 17-H16, Class JI, IO, 2.504%, 8/20/67 W	3,867,314	560,761
Ser. 16-H16, Class EI, IO, 2.483%, 6/20/66 W	2,692,073	316,857
Ser. 17-H02, Class BI, IO, 2.348%, 1/20/67 W	2,733,231	350,400
Ser. 17-H06, Class BI, IO, 2.271%, 2/20/67 W	3,158,362	395,743
Ser. 16-H14, Class AI, IO, 2.219%, 6/20/66 W	2,584,915	291,366
Ser. 15-H10, Class BI, IO, 2.106%, 4/20/65 W	2,333,770	212,450
Ser. 16-H17, Class KI, IO, 2.105%, 7/20/66 W	1,848,468	210,263
Ser. 17-H08, Class NI, IO, 2.098%, 3/20/67 W	4,112,574	496,799
Ser. 18-H03, Class XI, IO, 2.045%, 2/20/68 W	3,145,773	449,846
Ser. 16-H09, Class BI, IO, 2.041%, 4/20/66 W	4,709,502	478,062
Ser. 16-H03, Class DI, IO, 2.016%, 12/20/65 W	3,290,288	316,690
Ser. 17-H16, Class IB, IO, 1.973%, 8/20/67 W	3,507,791	354,287
Ser. 17-H12, Class QI, IO, 1.907%, 5/20/67 W	3,235,690	400,860
Ser. 17-H11, Class TI, IO, 1.90%, 4/20/67 W	2,334,302	298,840
Ser. 15-H25, Class EI, IO, 1.844%, 10/20/65 W	3,060,873	274,560
Ser. 16-H22, Class AI, IO, 1.841%, 10/20/66 W	3,653,117	436,339
Ser. 16-H23, Class NI, IO, 1.829%, 10/20/66 W	10,052,874	1,244,546
Ser. 17-H16, Class IG, IO, 1.82%, 7/20/67 W	3,592,873	354,796
Ser. 17-H11, Class DI, IO, 1.787%, 5/20/67 W	2,725,430	316,831
FRB Ser. 15-H08, Class CI, IO, 1.787%, 3/20/65 W	1,828,392	164,210
Ser. 16-H24, Class JI, IO, 1.722%, 11/20/66 W	3,162,810	399,305
Ser. 15-H23, Class BI, IO, 1.722%, 9/20/65 W	3,851,342	331,601
Ser. 17-H09, IO, 1.704%, 4/20/67 W	3,749,080	398,280
Ser. 16-H24, Class CI, IO, 1.69%, 10/20/66 W	2,647,121	231,673
Ser. 16-H14, IO, 1.67%, 6/20/66 W	2,191,821	154,600
Ser. 13-H08, Class CI, IO, 1.667%, 2/20/63 W	4,685,297	262,845
Ser. 15-H25, Class AI, IO, 1.606%, 9/20/65 W	5,486,421	438,914
Ser. 17-H10, Class MI, IO, 1.601%, 4/20/67 W	5,289,619	535,838
Ser. 16-H06, Class DI, IO, 1.578%, 7/20/65	5,119,164	418,978
Ser. 16-H03, Class AI, IO, 1.542%, 1/20/66 W	2,787,110	268,259
Ser. 14-H21, Class BI, IO, 1.54%, 10/20/64 W	3,454,313	244,911
Ser. 15-H24, Class AI, IO, 1.503%, 9/20/65 W	3,371,527	336,367
Ser. 16-H10, Class AI, IO, 1.396%, 4/20/66 W	5,394,300	407,561
Ser. 16-H02, Class HI, IO, 1.336%, 1/20/66 W	4,019,891	343,701
Ser. 16-H06, Class CI, IO, 1.192%, 2/20/66 W	5,717,587	402,570
Ser. 15-H26, Class CI, IO, 0.717%, 8/20/65 W	8,906,570	113,113
Ser. 06-36, Class OD, PO, zero %, 7/16/36	1,867	1,516
		38,220,518
Commercial mortgage-backed securities (11.4%)
Banc of America Commercial Mortgage Trust 144A
FRB Ser. 07-5, Class XW, IO, zero %, 2/10/51 W	5,398,832	54
Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.566%, 1/12/45 W	707,000	650,440
Ser. 05-PWR7, Class B, 5.214%, 2/11/41 W	666,335	669,667
Bear Stearns Commercial Mortgage Securities
Trust 144A
FRB Ser. 07-T28, Class D, 5.799%, 9/11/42 W	275,000	244,750
FRB Ser. 06-PW11, Class B, 5.283%, 3/11/39 W	391,172	254,252

MORTGAGE-BACKED
SECURITIES (41.6%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
CD Mortgage Trust 144A FRB Ser. 07-CD5, Class XS,
IO, zero %, 11/15/44 W	$1,807,131	$71
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class E, 5.947%, 12/15/47 W	326,000	315,788
FRB Ser. 11-C2, Class F, 5.25%, 12/15/47 W	822,000	730,027
Citigroup Commercial Mortgage Trust 144A FRB
Ser. 14-GC21, Class D, 4.996%, 5/10/47 W	826,000	721,727
COBALT CMBS Commercial Mortgage Trust FRB
Ser. 07-C3, Class AJ, 6.015%, 5/15/46 W	237,099	240,323
COMM Mortgage Pass-Through Certificates 144A
Ser. 12-CR3, Class F, 4.75%, 10/15/45 W	700,000	481,271
COMM Mortgage Trust 144A
FRB Ser. 12-CR3, Class E, 4.914%, 10/15/45 W	350,000	295,141
FRB Ser. 14-CR18, Class D, 4.89%, 7/15/47 W	199,000	177,324
FRB Ser. 13-CR9, Class D, 4.404%, 7/10/45 W	452,000	375,477
Ser. 13-LC13, Class E, 3.719%, 8/10/46 W	566,000	384,527
Credit Suisse Commercial Mortgage Trust FRB
Ser. 06-C5, Class AX, IO, 0.877%, 12/15/39 W	2,566,015	24,377
Credit Suisse Commercial Mortgage Trust 144A FRB
Ser. 07-C4, Class C, 6.236%, 9/15/39 W	224,228	227,235
Crest, Ltd. 144A Ser. 03-2A, Class E2, 8.00%,
12/28/38 (Cayman Islands)	190,450	196,164
CSAIL Commercial Mortgage Trust 144A FRB
Ser. 15-C1, Class D, 3.94%, 4/15/50 W	781,000	694,218
GMAC Commercial Mortgage Securities, Inc. Trust
Ser. 04-C3, Class B, 4.965%, 12/10/41	31,162	31,618
GS Mortgage Securities Corp. II 144A FRB
Ser. 05-GG4, Class XC, IO, 1.591%, 7/10/39 W	590,852	739
GS Mortgage Securities Trust 144A Ser. 11-GC3,
Class E, 5.00%, 3/10/44 W	359,000	335,861
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.974%, 2/15/47 W	844,000	740,251
FRB Ser. C14, Class D, 4.717%, 8/15/46 W	372,000	336,625
FRB Ser. 14-C18, Class E, 4.474%, 2/15/47 W	381,000	273,635
FRB Ser. 13-C12, Class E, 4.23%, 7/15/45 W	138,000	102,806
Ser. 14-C25, Class E, 3.332%, 11/15/47 W	656,000	397,995
JPMorgan Chase Commercial Mortgage Securities
Trust 144A
FRB Ser. 07-CB20, Class C, 6.441%, 2/12/51 W	188,209	192,444
FRB Ser. 07-CB20, Class E, 6.441%, 2/12/51 W	403,000	407,030
FRB Ser. 11-C3, Class F, 5.865%, 2/15/46 W	401,000	388,478
FRB Ser. 12-LC9, Class E, 4.518%, 12/15/47 W	319,000	295,317
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46 W	715,000	514,237
FRB Ser. 07-CB20, Class X1, IO, zero %, 2/12/51 W	2,762,918	28
LB-UBS Commercial Mortgage Trust FRB Ser. 06-C6,
Class C, 5.482%, 9/15/39 (In default) † W	824,000	73,995
LSTAR Commercial Mortgage Trust 144A FRB
Ser. 15-3, Class C, 3.246%, 4/20/48 W	413,000	359,905
Mezz Cap Commercial Mortgage Trust 144A FRB
Ser. 07-C5, Class X, IO, 6.226%, 12/15/49 W	315,950	13,807
Morgan Stanley Bank of America Merrill Lynch
Trust 144A
Ser. 14-C17, Class D, 4.86%, 8/15/47 W	1,047,000	893,379
FRB Ser. 12-C6, Class F, 4.727%, 11/15/45 W	512,000	410,283
FRB Ser. 12-C6, Class G, 4.50%, 11/15/45 W	800,000	576,840
FRB Ser. 13-C10, Class D, 4.219%, 7/15/46 W	645,000	586,169
Ser. 14-C17, Class E, 3.50%, 8/15/47	369,000	238,615
Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class C, 5.558%, 2/12/44 W	364,609	91,147
Ser. 07-HQ11, Class B, 5.538%, 2/12/44 W	326,471	311,714
Ser. 06-HQ10, Class B, 5.448%, 11/12/41 W	385,000	364,231

Putnam VT Diversified Income Fund 5

MORTGAGE-BACKED
SECURITIES (41.6%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
Morgan Stanley Capital I Trust 144A
FRB Ser. 08-T29, Class D, 6.368%, 1/11/43 W	$500,000	$501,200
FRB Ser. 08-T29, Class F, 6.368%, 1/11/43 W	302,000	292,940
FRB Ser. 04-RR, Class F7, 6.00%, 4/28/39 W	224,087	222,266
STRIPS CDO 144A Ser. 03-1A, Class N, IO, 1.198%,
3/24/19 (Cayman Islands) (In default) † W	158,000	1,548
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A,
Class E, 8.00%, 12/28/38	472,775	39,004
UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 5.00%, 5/10/63 W	490,000	329,682
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.23%, 6/15/45 W	415,551	390,618
FRB Ser. 07-C34, IO, 0.17%, 5/15/46 W	2,273,149	1,137
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 13-LC12, Class D, 4.423%, 7/15/46 W	649,000	565,849
Ser. 14-LC16, Class D, 3.938%, 8/15/50	1,020,000	835,186
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 14-C19, Class E, 5.137%, 3/15/47 W	875,000	641,153
Ser. 11-C4, Class F, 5.00%, 6/15/44 W	1,331,000	907,061
FRB Ser. 12-C7, Class E, 4.979%, 6/15/45 W	875,000	727,072
FRB Ser. 13-C15, Class D, 4.628%, 8/15/46 W	1,339,000	1,137,634
FRB Ser. 12-C10, Class D, 4.592%, 12/15/45 W	996,000	845,044
Ser. 12-C7, Class F, 4.50%, 6/15/45 W	2,626,000	1,631,090
		23,688,466
Residential mortgage-backed securities (non-agency) (11.8%)
BCAP, LLC Trust 144A
FRB Ser. 11-RR3, Class 3A6, 3.653%, 11/27/36 W	598,263	499,550
FRB Ser. 12-RR5, Class 4A8, (1 Month US LIBOR
+ 0.17%), 2.13%, 6/26/35	54,459	53,969
Bear Stearns Alt-A Trust
FRB Ser. 04-3, Class B, (1 Month US LIBOR +
2.93%), 5.016%, 4/25/34	218,468	226,094
FRB Ser. 05-8, Class 21A1, 3.693%, 10/25/35 W	341,768	347,066
Bellemeade Re, Ltd. 144A FRB Ser. 17-1, Class B1,
(1 Month US LIBOR + 4.75%), 6.841%, 10/25/27
(Bermuda)	220,000	229,900
Citigroup Mortgage Loan Trust, Inc. FRB
Ser. 07-AMC3, Class A2D, (1 Month US LIBOR +
0.35%), 2.441%, 3/25/37	892,311	741,967
Countrywide Alternative Loan Trust
FRB Ser. 05-38, Class A1, (1 Month US LIBOR
+ 1.50%), 3.058%, 9/25/35	219,843	220,352
FRB Ser. 06-OA7, Class 1A1, 2.663%, 6/25/46 W	1,042,413	926,810
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR
+ 0.94%), 2.498%, 6/25/46	463,888	415,232
FRB Ser. 05-38, Class A3, (1 Month US LIBOR
+ 0.35%), 2.441%, 9/25/35	618,491	603,333
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR
+ 0.33%), 2.414%, 11/20/35	460,443	454,525
FRB Ser. 07-OH1, Class A1D, (1 Month US LIBOR
+ 0.21%), 2.301%, 4/25/47	189,829	173,871
FRB Ser. 06-OA10, Class 2A1, (1 Month US LIBOR
+ 0.19%), 2.281%, 8/25/46	317,031	264,721
FRB Ser. 06-OA10, Class 3A1, (1 Month US LIBOR
+ 0.19%), 2.281%, 8/25/46	412,584	348,634
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR
+ 0.19%), 2.281%, 8/25/46	1,917,993	1,612,917
Deutsche Alt-A Securities Mortgage Loan Trust FRB
Ser. 06-AR4, Class A2, (1 Month US LIBOR + 0.19%),
2.281%, 12/25/36	476,592	288,880

MORTGAGE-BACKED
SECURITIES (41.6%)* cont.	Principal amount	Value

Residential mortgage-backed securities (non-agency) cont.
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN
Ser. 16-DNA1, Class B, (1 Month US LIBOR
+ 10.00%), 12.091%, 7/25/28	$784,768	$1,050,253
Structured Agency Credit Risk Debt FRN
Ser. 15-DNA3, Class B, (1 Month US LIBOR
+ 9.35%), 11.441%, 4/25/28	601,362	784,937
Structured Agency Credit Risk Debt FRN
Ser. 15-DNA2, Class B, (1 Month US LIBOR
+ 7.55%), 9.641%, 12/25/27	420,449	508,453
Structured Agency Credit Risk Debt FRN
Ser. 16-HQA2, Class M3, (1 Month US LIBOR
+ 5.15%), 7.241%, 11/25/28	590,000	702,468
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02,
Class 1B, (1 Month US LIBOR + 12.25%), 14.341%,
9/25/28	878,417	1,305,152
Connecticut Avenue Securities FRB Ser. 16-C03,
Class 1B, (1 Month US LIBOR + 11.75%), 13.841%,
10/25/28	499,893	711,939
Connecticut Avenue Securities FRB Ser. 16-C01,
Class 1B, (1 Month US LIBOR + 11.75%), 13.841%,
8/25/28	392,205	573,885
Connecticut Avenue Securities FRB Ser. 16-C05,
Class 2B, (1 Month US LIBOR + 10.75%), 12.841%,
1/25/29	89,893	116,681
Connecticut Avenue Securities FRB Ser. 16-C03,
Class 2M2, (1 Month US LIBOR + 5.90%), 7.991%,
10/25/28	1,557,370	1,816,015
Connecticut Avenue Securities FRB Ser. 15-C04,
Class 1M2, (1 Month US LIBOR + 5.70%), 7.791%,
4/25/28	1,211,730	1,411,702
Connecticut Avenue Securities FRB Ser. 15-C04,
Class 2M2, (1 Month US LIBOR + 5.55%), 7.641%,
4/25/28	174,134	197,119
Connecticut Avenue Securities FRB Ser. 17-C02,
Class 2B1, (1 Month US LIBOR + 5.50%), 7.591%,
9/25/29	460,000	525,868
Connecticut Avenue Securities FRB Ser. 15-C03,
Class 1M2, (1 Month US LIBOR + 5.00%), 7.091%,
7/25/25	1,538,972	1,743,678
Connecticut Avenue Securities FRB Ser. 15-C03,
Class 2M2, (1 Month US LIBOR + 5.00%), 7.091%,
7/25/25	297,662	332,358
Connecticut Avenue Securities FRB Ser. 17-C03,
Class 1B1, (1 Month US LIBOR + 4.85%), 6.941%,
10/25/29	445,000	498,916
Connecticut Avenue Securities FRB Ser. 16-C06,
Class 1M2, (1 Month US LIBOR + 4.25%), 6.341%,
4/25/29	90,000	102,236
Connecticut Avenue Securities FRB Ser. 15-C02,
Class 1M2, (1 Month US LIBOR + 4.00%), 6.091%,
5/25/25	63,504	69,479
Connecticut Avenue Securities FRB Ser. 15-C02,
Class 2M2, (1 Month US LIBOR + 4.00%), 6.091%,
5/25/25	83,598	90,378
Connecticut Avenue Securities FRB Ser. 17-C05,
Class 1B1, (1 Month US LIBOR + 3.60%), 5.691%,
1/25/30	160,000	164,060
GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2,
(1 Month US LIBOR + 0.18%), 2.271%, 5/25/36	687,683	321,258
GSR Mortgage Loan Trust FRB Ser. 07-OA1,
Class 2A3A, (1 Month US LIBOR + 0.31%), 2.401%,
5/25/37	267,836	200,312

6 Putnam VT Diversified Income Fund

MORTGAGE-BACKED
SECURITIES (41.6%)* cont.	Principal amount	Value

Residential mortgage-backed securities (non-agency) cont.
JPMorgan Alternative Loan Trust FRB Ser. 07-A2,
Class 12A1, IO, (1 Month US LIBOR + 0.20%),
2.291%, 6/25/37	$314,673	$186,916
MortgageIT Trust FRB Ser. 05-3, Class M2, (1
Month US LIBOR + 0.80%), 2.886%, 8/25/35	163,473	144,298
Oaktown Re, Ltd. 144A FRB Ser. 17-1A, Class B1,
(1 Month US LIBOR + 6.00%), 7.841%, 4/25/27
(Bermuda)	280,000	299,303
Residential Accredit Loans, Inc. FRB
Ser. 06-QO10, Class A1, (1 Month US LIBOR
+ 0.16%), 2.251%, 1/25/37	531,617	501,614
Structured Asset Mortgage Investments II Trust
FRB Ser. 07-AR1, Class 2A1, (1 Month US LIBOR
+ 0.18%), 2.271%, 1/25/37	488,389	466,550
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR10, Class 1A3, 3.359%, 9/25/35 W	438,901	439,453
FRB Ser. 05-AR19, Class A1C4, (1 Month US LIBOR
+ 0.40%), 2.491%, 12/25/45	390,326	381,856
FRB Ser. 05-AR17, Class A1B3, (1 Month US LIBOR
+ 0.35%), 2.441%, 12/25/45	807,953	791,335
Wells Fargo Mortgage Backed Securities Trust
FRB Ser. 06-AR5, Class 1A1, 4.184%, 4/25/36 W	248,321	248,321
FRB Ser. 06-AR2, Class 1A1, 3.821%, 3/25/36 W	250,206	250,362
		24,344,976

Total mortgage-backed securities (cost $84,264,435)		$86,253,960

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (31.0%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (4.5%)
Government National Mortgage Association
Pass-Through Certificates
4.50%, TBA, 7/1/48	$6,000,000	$6,235,781
4.00%, TBA, 7/1/48	3,000,000	3,074,063
		9,309,844
U.S. Government Agency Mortgage Obligations (26.5%)
Federal National Mortgage Association
Pass-Through Certificates
6.03%, 12/1/42 [i]	110,835	115,284
5.50%, TBA, 7/1/48	3,000,000	3,215,156
4.00%, TBA, 7/1/48	6,000,000	6,117,187
3.50%, TBA, 8/1/48	19,000,000	18,885,704
3.50%, TBA, 7/1/48	19,000,000	18,907,968
3.00%, TBA, 7/1/48	5,000,000	4,842,969
2.50%, TBA, 7/1/48	3,000,000	2,812,266
		54,896,534
Total U.S. government and agency mortgage
obligations (cost $64,116,417)		$64,206,378

CORPORATE BONDS AND NOTES (28.6%)*	Principal amount	Value

Basic materials (3.3%)
A Schulman, Inc. company guaranty sr. unsec.
unsub. notes 6.875%, 6/1/23	$59,000	$62,127
Allegheny Technologies, Inc. sr. unsec.
unsub. notes 7.875%, 8/15/23	92,000	99,015
Allegheny Technologies, Inc. sr. unsec.
unsub. notes 5.95%, 1/15/21	30,000	30,150
Alpha 3 BV/Alpha US Bidco, Inc. 144A company
guaranty sr. unsec. notes 6.25%, 2/1/25
(Netherlands)	200,000	197,500
American Woodmark Corp. 144A company
guaranty sr. unsec. notes 4.875%, 3/15/26	141,000	133,950

CORPORATE BONDS
AND NOTES (28.6%)* cont.	Principal amount	Value

Basic materials cont.
ArcelorMittal SA sr. unsec. unsub. bonds 6.125%,
6/1/25 (France)	$86,000	$92,558
ArcelorMittal SA sr. unsec. unsub. notes 7.00%,
10/15/39 (France)	130,000	149,266
Beacon Escrow Corp. 144A sr. unsec. notes
4.875%, 11/1/25	117,000	107,570
Beacon Roofing Supply, Inc. company
guaranty sr. unsec. unsub. notes 6.375%, 10/1/23	117,000	120,803
Big River Steel, LLC/BRS Finance Corp. 144A
company guaranty sr. notes 7.25%, 9/1/25	160,000	164,416
BMC East, LLC 144A company
guaranty sr. notes 5.50%, 10/1/24	188,000	183,300
Boise Cascade Co. 144A company
guaranty sr. unsec. notes 5.625%, 9/1/24	238,000	238,595
Boyd Gaming Corp. 144A sr. unsec. notes
7.875%, 7/15/26	45,000	44,825
Builders FirstSource, Inc. 144A company
guaranty sr. unsub. notes 5.625%, 9/1/24	65,000	63,213
BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24	135,000	131,625
BWAY Holding Co. 144A sr. unsec. notes
7.25%, 4/15/25	326,000	317,850
CF Industries, Inc. company guaranty sr. unsec.
bonds 4.95%, 6/1/43	188,000	158,860
Chemours Co. (The) company guaranty sr. unsec.
notes 5.375%, 5/15/27	42,000	40,635
Chemours Co. (The) company guaranty sr. unsec.
unsub. notes 7.00%, 5/15/25	49,000	52,553
Compass Minerals International, Inc. 144A company
guaranty sr. unsec. notes 4.875%, 7/15/24	207,000	192,510
Constellium NV 144A company guaranty sr. unsec.
notes 5.875%, 2/15/26 (Netherlands)	250,000	241,250
Cornerstone Chemical Co. 144A company
guaranty sr. notes 6.75%, 8/15/24	185,000	181,300
CPG Merger Sub, LLC 144A company
guaranty sr. unsec. notes 8.00%, 10/1/21	75,000	75,938
Crown Americas, LLC/Crown Americas Capital Corp.
VI 144A company guaranty sr. unsec. notes
4.75%, 2/1/26	60,000	57,000
First Quantum Minerals, Ltd. 144A company
guaranty sr. unsec. notes 7.50%, 4/1/25 (Canada)	400,000	394,000
Flex Acquisition Co., Inc. 144A sr. unsec.
notes 6.875%, 1/15/25	140,000	134,750
Freeport-McMoRan, Inc. company
guaranty sr. unsec. notes 6.875%, 2/15/23
(Indonesia)	131,000	138,035
GCP Applied Technologies, Inc. 144A sr. unsec.
notes 5.50%, 4/15/26	98,000	96,285
HudBay Minerals, Inc. 144A company guaranty
sr. unsec. notes 7.625%, 1/15/25 (Canada)	100,000	104,750
Ingevity Corp. 144A sr. unsec. notes 4.50%, 2/1/26	157,000	147,973
Joseph T Ryerson & Son, Inc. 144A
sr. notes 11.00%, 5/15/22	62,000	68,200
Kraton Polymers, LLC/Kraton Polymers
Capital Corp. 144A company guaranty sr. unsec.
notes 7.00%, 4/15/25	106,000	109,710
Louisiana-Pacific Corp. company
guaranty sr. unsec. unsub. notes 4.875%, 9/15/24	100,000	98,250
Mercer International, Inc. company guaranty
sr. unsec. notes 7.75%, 12/1/22 (Canada)	38,000	39,900
Mercer International, Inc. sr. unsec.
notes 6.50%, 2/1/24 (Canada)	94,000	95,175

Putnam VT Diversified Income Fund 7

CORPORATE BONDS
AND NOTES (28.6%)* cont.	Principal amount	Value

Basic materials cont.
Mercer International, Inc. 144A sr. unsec.
notes 5.50%, 1/15/26 (Canada)	$55,000	$53,350
New Gold, Inc. 144A company guaranty sr. unsec.
unsub. notes 6.25%, 11/15/22 (Canada)	111,000	112,110
New Gold, Inc. 144A sr. unsec. notes 6.375%,
5/15/25 (Canada)	35,000	34,650
NOVA Chemicals Corp. 144A sr. unsec. bonds 5.25%,
6/1/27 (Canada)	107,000	99,711
Novelis Corp. 144A company guaranty sr. unsec.
bonds 5.875%, 9/30/26	15,000	14,363
Novelis Corp. 144A company guaranty sr. unsec.
notes 6.25%, 8/15/24	345,000	344,569
Pisces Midco, Inc. 144A sr. notes 8.00%, 4/15/26	107,000	102,854
Platform Specialty Products Corp. 144A company
guaranty sr. unsec. notes 5.875%, 12/1/25	49,000	47,898
PQ Corp. 144A company guaranty sr. unsec.
notes 5.75%, 12/15/25	18,000	17,730
Smurfit Kappa Treasury Funding, Ltd. company
guaranty sr. unsec. unsub. notes 7.50%,
11/20/25 (Ireland)	139,000	165,931
Steel Dynamics, Inc. company guaranty sr. unsec.
notes 5.00%, 12/15/26	45,000	45,000
Steel Dynamics, Inc. company guaranty sr. unsec.
notes 4.125%, 9/15/25	35,000	33,556
TMS International Corp. 144A sr. unsec.
notes 7.25%, 8/15/25	135,000	138,038
TopBuild Corp. 144A company guaranty sr. unsec.
notes 5.625%, 5/1/26	145,000	139,200
Trinseo Materials Operating SCA/Trinseo Materials
Finance, Inc. 144A sr. unsec. notes 5.375%,
9/1/25 (Luxembourg)	80,000	79,400
Tronox Finance PLC 144A company
guaranty sr. unsec. notes 5.75%, 10/1/25
(United Kingdom)	45,000	43,706
Tronox, Inc. 144A company guaranty sr. unsec.
notes 6.50%, 4/15/26	95,000	94,406
U.S. Concrete, Inc. company guaranty sr. unsec.
unsub. notes 6.375%, 6/1/24	102,000	102,255
Univar USA, Inc. 144A company guaranty sr. unsec.
notes 6.75%, 7/15/23	100,000	103,125
USG Corp. 144A company guaranty sr. unsec.
bonds 4.875%, 6/1/27	137,000	140,083
USG Corp. 144A company guaranty sr. unsec.
notes 5.50%, 3/1/25	66,000	67,815
Weekley Homes, LLC/Weekley Finance Corp.
sr. unsec. notes 6.00%, 2/1/23	70,000	68,163
WR Grace & Co.- Conn. 144A company
guaranty sr. unsec. notes 5.625%, 10/1/24	83,000	86,528
Zekelman Industries, Inc. 144A company
guaranty sr. notes 9.875%, 6/15/23	165,000	180,675
		6,878,953
Capital goods (1.7%)
Advanced Disposal Services, Inc. 144A sr. unsec.
notes 5.625%, 11/15/24	103,000	102,485
Allison Transmission, Inc. 144A company
guaranty sr. unsec. notes 4.75%, 10/1/27	30,000	27,975
Ardagh Packaging Finance PLC/Ardagh Holdings
USA, Inc. 144A company guaranty sr. unsec.
notes 7.25%, 5/15/24 (Ireland)	245,000	254,800
ATS Automation Tooling Systems, Inc. 144A
sr. unsec. notes 6.50%, 6/15/23 (Canada)	82,000	84,025

CORPORATE BONDS
AND NOTES (28.6%)* cont.	Principal amount		Value

Capital goods cont.
Berry Global, Inc. company guaranty notes
5.50%, 5/15/22		$105,000	$105,935
Berry Global, Inc. 144A notes 4.50%, 2/15/26		45,000	41,963
Bombardier, Inc. 144A sr. unsec. notes 8.75%,
12/1/21 (Canada)		130,000	143,163
Bombardier, Inc. 144A sr. unsec. notes 7.50%,
12/1/24 (Canada)		105,000	110,381
Briggs & Stratton Corp. company
guaranty sr. unsec. notes 6.875%, 12/15/20		247,000	262,438
Cortes NP Acquisition Corp. 144A sr. unsec.
notes 9.25%, 10/15/24		72,000	70,560
Crown Cork & Seal Co., Inc. company
guaranty sr. unsec. bonds 7.375%, 12/15/26		111,000	119,880
FXI Holdings, Inc. 144A sr. notes 7.875%, 11/1/24		94,000	91,885
GFL Environmental, Inc. 144A sr. unsec.
notes 5.375%, 3/1/23 (Canada)		60,000	55,500
Great Lakes Dredge & Dock Corp. company
guaranty sr. unsec. notes 8.00%, 5/15/22		246,000	251,535
Hulk Finance Corp. 144A sr. unsec. notes 7.00%,
6/1/26 (Canada)		185,000	176,213
Novafives SAS sr. sub. notes Ser. REGS,
4.50%, 6/30/21 (France)	EUR	100,000	118,107
Oshkosh Corp. company guaranty sr. unsec.
sub. notes 5.375%, 3/1/25		$85,000	87,125
Park-Ohio Industries, Inc. company
guaranty sr. unsec. notes 6.625%, 4/15/27		133,000	134,663
RBS Global, Inc./Rexnord, LLC 144A sr. unsec.
notes 4.875%, 12/15/25		95,000	89,300
Tennant Co. company guaranty sr. unsec.
unsub. notes 5.625%, 5/1/25		90,000	89,325
Tenneco, Inc. company guaranty sr. unsec.
unsub. notes 5.375%, 12/15/24		110,000	104,775
Titan Acquisition, Ltd./Titan Co-Borrower, LLC.
144A sr. unsec. notes 7.75%, 4/15/26 (Canada)		178,000	165,985
TransDigm, Inc. company guaranty sr. unsec.
sub. notes 6.50%, 5/15/25		45,000	45,506
TransDigm, Inc. company guaranty sr. unsec.
sub. notes 6.375%, 6/15/26		76,000	75,430
TransDigm, Inc. company guaranty sr. unsec.
unsub. notes 6.50%, 7/15/24		100,000	101,750
Trident Merger Sub, Inc. 144A sr. unsec.
notes 6.625%, 11/1/25		185,000	181,994
Vertiv Intermediate Holding Corp. 144A sr. unsec.
notes 12.00%, 2/15/22 ‡‡		130,000	126,100
Wabash National Corp. 144A company
guaranty sr. unsec. notes 5.50%, 10/1/25		60,000	57,600
Waste Pro USA, Inc. 144A sr. unsec. notes
5.50%, 2/15/26		85,000	81,706
Wrangler Buyer Corp. 144A sr. unsec. notes
6.00%, 10/1/25		157,000	148,365
			3,506,469
Communication services (3.3%)
Altice Financing SA 144A company
guaranty sr. notes 6.625%, 2/15/23 (Luxembourg)		200,000	196,500
Altice Financing SA 144A company guaranty
sr. unsub. notes 7.50%, 5/15/26 (Luxembourg)		200,000	193,440
Altice Luxembourg SA company guaranty
sr. unsec. sub. notes Ser. REGS, 6.25%,
2/15/25 (Luxembourg)	EUR	100,000	112,109
Altice Luxembourg SA 144A company guaranty
sr. unsec. notes 7.75%, 5/15/22 (Luxembourg)		$200,000	193,500

8 Putnam VT Diversified Income Fund

CORPORATE BONDS
AND NOTES (28.6%)* cont.	Principal amount	Value

Communication services cont.
Cablevision Systems Corp. sr. unsec.
unsub. notes 8.00%, 4/15/20	$66,000	$69,280
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A
company guaranty sr. unsec. bonds 5.50%, 5/1/26	178,000	172,607
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A
company guaranty sr. unsec. notes 5.875%, 4/1/24	220,000	220,550
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A
sr. unsec. notes 5.75%, 2/15/26	44,000	43,230
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A
sr. unsec. unsub. notes 5.125%, 5/1/27	81,000	75,786
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A
sr. unsec. unsub. notes 5.125%, 5/1/23	84,000	82,925
CenturyLink, Inc. sr. unsec. unsub. notes
6.75%, 12/1/23	11,000	11,055
CenturyLink, Inc. sr. unsec. unsub. notes
5.625%, 4/1/20	50,000	50,563
Cequel Communications Holdings I, LLC/Cequel
Capital Corp. 144A sr. sub. notes 7.75%, 7/15/25	200,000	209,000
Cequel Communications Holdings I, LLC/Cequel
Capital Corp. 144A sr. unsec.
unsub. notes 5.125%, 12/15/21	189,000	187,840
Cequel Communications Holdings I, LLC/Cequel
Capital Corp. 144A sr. unsec.
unsub. notes 5.125%, 12/15/21	67,000	66,581
CommScope Technologies Finance, LLC 144A
sr. unsec. notes 6.00%, 6/15/25	265,000	270,631
CommScope Technologies, LLC 144A company
guaranty sr. unsec. unsub. notes 5.00%, 3/15/27	96,000	90,360
CSC Holdings, LLC sr. unsec. unsub. bonds
5.25%, 6/1/24	318,000	300,510
CSC Holdings, LLC sr. unsec. unsub. notes
6.75%, 11/15/21	146,000	152,935
CSC Holdings, LLC 144A sr. unsec.
unsub. notes 10.125%, 1/15/23	235,000	259,088
Digicel, Ltd. 144A company guaranty sr. unsec.
notes 6.75%, 3/1/23 (Jamaica)	400,000	334,000
DISH DBS Corp. company guaranty sr. unsec.
unsub. notes 5.875%, 11/15/24	212,000	179,405
Frontier Communications Corp. sr. unsec.
notes 11.00%, 9/15/25	35,000	27,990
Frontier Communications Corp. sr. unsec.
notes 10.50%, 9/15/22	91,000	82,583
Frontier Communications Corp. 144A company
guaranty notes 8.50%, 4/1/26	156,000	150,540
Intelsat Connect Finance SA 144A company
guaranty sr. unsec. sub. notes 12.50%, 4/1/22
(Luxembourg)	9,000	8,885
Intelsat Jackson Holdings SA company
guaranty sr. unsec. notes 7.50%, 4/1/21
(Bermuda)	23,000	22,828
Intelsat Jackson Holdings SA 144A company
guaranty sr. notes 8.00%, 2/15/24 (Bermuda)	8,000	8,400
Intelsat Jackson Holdings SA 144A sr. unsec.
notes 9.75%, 7/15/25 (Bermuda)	237,000	250,035
Quebecor Media, Inc. sr. unsec.
unsub. notes 5.75%, 1/15/23 (Canada)	36,000	36,765
SFR Group SA 144A company guaranty sr.
notes 6.00%, 5/15/22 (France)	400,000	402,500
SFR Group SA 144A sr. bonds 6.25%,
5/15/24 (France)	200,000	194,250
Sprint Capital Corp. company guaranty sr. unsec.
unsub. notes 6.875%, 11/15/28	116,000	111,070

CORPORATE BONDS
AND NOTES (28.6%)* cont.	Principal amount		Value

Communication services cont.
Sprint Corp. company guaranty sr. unsec.
sub. notes 7.875%, 9/15/23		$523,000	$542,286
Sprint Corp. company guaranty sr. unsec.
sub. notes 7.25%, 9/15/21		175,000	182,000
T-Mobile USA, Inc. company guaranty sr. unsec.
notes 6.375%, 3/1/25		135,000	139,752
T-Mobile USA, Inc. company guaranty sr. unsec.
notes 5.375%, 4/15/27		65,000	63,213
T-Mobile USA, Inc. company guaranty sr. unsec.
unsub. bonds 4.75%, 2/1/28		105,000	97,256
T-Mobile USA, Inc. company guaranty sr. unsec.
unsub. notes 4.50%, 2/1/26		45,000	42,019
Unitymedia Hessen GmbH & Co. KG/
Unitymedia NRW GmbH company
guaranty sr. bonds Ser. REGS, 6.25%,
1/15/29 (Germany)	EUR	231,300	301,893
UPC Holding BV 144A sr. notes 5.50%,
1/15/28 (Netherlands)		$200,000	180,000
Videotron, Ltd. company guaranty sr. unsec.
unsub. notes 5.00%, 7/15/22 (Canada)		172,000	174,365
Videotron, Ltd./Videotron Ltee. 144A sr. unsec.
notes 5.125%, 4/15/27 (Canada)		60,000	58,212
Virgin Media Secured Finance PLC company
guaranty sr. notes Ser. REGS, 5.125%,
1/15/25 (United Kingdom)	GBP	100,000	133,951
Virgin Media Secured Finance PLC 144A
company guaranty sr. bonds 5.00%,
4/15/27 (United Kingdom)	GBP	100,000	128,539
Windstream Services, LLC company
guaranty sr. unsec. notes 6.375%, 8/1/23		$209,000	123,310
			6,934,537
Consumer cyclicals (4.7%)
AMC Entertainment Holdings, Inc. company
guaranty sr. unsec. notes 6.125%, 5/15/27		65,000	63,050
AMC Entertainment Holdings, Inc. company
guaranty sr. unsec. sub. notes 5.875%, 11/15/26		45,000	43,313
AMC Entertainment Holdings, Inc. company
guaranty sr. unsec. sub. notes 5.875%, 2/15/22		36,000	36,630
AMC Entertainment Holdings, Inc. company
guaranty sr. unsec. sub. notes 5.75%, 6/15/25		135,000	132,300
American Builders & Contractors Supply Co., Inc.
144A company guaranty sr. unsec. notes
5.875%, 5/15/26		30,000	29,513
American Builders & Contractors Supply Co., Inc.
144A sr. unsec. notes 5.75%, 12/15/23		150,000	153,563
Boyd Gaming Corp. company guaranty sr. unsec.
sub. notes 6.875%, 5/15/23		109,000	114,178
Boyd Gaming Corp. 144A company
guaranty sr. unsec. notes 6.00%, 8/15/26		50,000	49,500
Boyne USA, Inc. 144A company
guaranty notes 7.25%, 5/1/25		45,000	46,913
Carriage Services, Inc. 144A sr. unsec.
notes 6.625%, 6/1/26		95,000	95,950
CBS Radio, Inc. 144A company guaranty sr. unsec.
notes 7.25%, 11/1/24		172,000	163,830
Cinemark USA, Inc. company guaranty sr. unsec.
notes 5.125%, 12/15/22		52,000	52,455
Cinemark USA, Inc. company guaranty sr. unsec.
sub. notes 4.875%, 6/1/23		65,000	63,692
Clear Channel Worldwide Holdings, Inc. company
guaranty sr. unsec. sub. notes 7.625%, 3/15/20		76,000	75,525

Putnam VT Diversified Income Fund 9

CORPORATE BONDS
AND NOTES (28.6%)* cont.	Principal amount		Value

Consumer cyclicals cont.
Clear Channel Worldwide Holdings, Inc. company
guaranty sr. unsec. unsub. notes 6.50%, 11/15/22		$105,000	$107,100
Codere Finance 2 Luxembourg SA company
guaranty sr. notes Ser. REGS, 6.75%,
11/1/21 (Luxembourg)	EUR	100,000	110,128
Constellation Merger Sub, Inc. 144A sr. unsec.
notes 8.50%, 9/15/25		$310,000	294,888
CRC Escrow Issuer, LLC/CRC Finco, Inc.
144A company guaranty sr. unsec. notes
5.25%, 10/15/25		160,000	151,400
Diamond Resorts International, Inc. 144A
sr. notes 7.75%, 9/1/23		259,000	270,976
Diamond Resorts International, Inc. 144A
sr. unsec. notes 10.75%, 9/1/24		80,000	85,776
Eldorado Resorts, Inc. company
guaranty sr. unsec. unsub. notes 7.00%, 8/1/23		65,000	68,250
Gartner, Inc. 144A company guaranty sr. unsec.
notes 5.125%, 4/1/25		70,000	69,650
GLP Capital LP/GLP Financing II, Inc. company
guaranty sr. unsec. notes 5.25%, 6/1/25		90,000	89,775
GLP Capital LP/GLP Financing II, Inc. company
guaranty sr. unsec. unsub. notes 5.375%, 4/15/26		65,000	64,350
Great Canadian Gaming Corp. 144A
company guaranty sr. unsec. notes
6.625%, 7/25/22 (Canada)	CAD	335,000	260,605
GW Honos Security Corp. 144A company
guaranty sr. unsec. notes 8.75%,
5/15/25 (Canada)		$140,000	143,500
Hanesbrands, Inc. 144A company
guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		90,000	87,750
Hilton Worldwide Finance, LLC/Hilton Worldwide
Finance Corp. company guaranty sr. unsec.
notes 4.875%, 4/1/27		135,000	130,275
Howard Hughes Corp. (The) 144A sr. unsec.
notes 5.375%, 3/15/25		180,000	176,625
iHeartCommunications, Inc. company
guaranty sr. notes 9.00%,
12/15/19 (In default) †		166,000	125,745
IHS Markit, Ltd. 144A company
guaranty notes 4.75%, 2/15/25 (United Kingdom)		80,000	79,200
IHS Markit, Ltd. 144A company guaranty sr. unsec.
notes 4.00%, 3/1/26 (United Kingdom)		25,000	23,688
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp.
144A company guaranty notes 10.25%, 11/15/22		298,000	322,585
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp.
144A company guaranty sr. notes 6.75%, 11/15/21		174,000	179,220
Jacobs Entertainment, Inc. 144A notes
7.875%, 2/1/24		45,000	47,025
JC Penney Corp., Inc. company guaranty sr. unsec.
unsub. bonds 7.40%, 4/1/37		84,000	48,720
Jeld-Wen, Inc. 144A company guaranty sr. unsec.
notes 4.875%, 12/15/27		60,000	55,800
Jeld-Wen, Inc. 144A company guaranty sr. unsec.
notes 4.625%, 12/15/25		38,000	36,195
Lennar Corp. company guaranty sr. unsec.
sub. notes 5.875%, 11/15/24		80,000	82,792
Lions Gate Capital Holdings, LLC 144A company
guaranty sr. unsec. notes 5.875%, 11/1/24		129,000	130,573
Live Nation Entertainment, Inc. 144A company
guaranty sr. unsec. notes 4.875%, 11/1/24		60,000	58,050
Live Nation Entertainment, Inc. 144A company
guaranty sr. unsec. sub. notes 5.625%, 3/15/26		65,000	64,513

CORPORATE BONDS
AND NOTES (28.6%)* cont.	Principal amount		Value

Consumer cyclicals cont.
Masaria Investments SAU sr. notes Ser.
REGS, 5.00%, 9/15/24 (Spain)	EUR	100,000	$109,696
Mattamy Group Corp. 144A sr. unsec. notes 6.875%,
12/15/23 (Canada)		$30,000	30,408
Mattamy Group Corp. 144A sr. unsec. notes 6.50%,
10/1/25 (Canada)		80,000	78,300
Meredith Corp. 144A sr. unsec. notes
6.875%, 2/1/26		120,000	118,350
MGM Resorts International company
guaranty sr. unsec. unsub. notes
6.625%, 12/15/21		175,000	184,188
Navistar International Corp. 144A sr. unsec.
notes 6.625%, 11/1/25		193,000	198,308
Neiman Marcus Group, LLC (The) company
guaranty sr. notes 7.125%, 6/1/28		58,000	47,270
Neiman Marcus Group, Ltd. 144A company
guaranty sr. unsec. sub. notes 8.75%, 10/15/21		85,585	56,914
Neiman Marcus Group, Ltd. 144A company
guaranty sr. unsec. sub. notes 8.00%, 10/15/21		100,000	66,125
Nexstar Broadcasting, Inc. 144A company
guaranty sr. unsec. notes 5.625%, 8/1/24		296,000	286,380
Nielsen Co. Luxembourg SARL (The) 144A
company guaranty sr. unsec. notes 5.00%,
2/1/25 (Luxembourg)		70,000	66,675
Nielsen Finance, LLC/Nielsen Finance Co.
144A company guaranty sr. unsec. sub. notes
5.00%, 4/15/22		90,000	88,434
Outfront Media Capital, LLC/Outfront Media
Capital Corp. company guaranty sr. unsec.
sub. notes 5.875%, 3/15/25		125,000	126,019
Outfront Media Capital, LLC/Outfront Media
Capital Corp. company guaranty sr. unsec.
sub. notes 5.625%, 2/15/24		66,000	66,413
Penn National Gaming, Inc. 144A sr. unsec.
notes 5.625%, 1/15/27		85,000	80,113
Penske Automotive Group, Inc. company
guaranty sr. unsec. sub. notes 5.75%, 10/1/22		200,000	202,500
Penske Automotive Group, Inc. company
guaranty sr. unsec. sub. notes 5.50%, 5/15/26		48,000	47,040
Penske Automotive Group, Inc. company
guaranty sr. unsec. sub. notes 5.375%, 12/1/24		109,000	107,093
PetSmart, Inc. 144A sr. unsec. notes
7.125%, 3/15/23		45,000	30,209
PulteGroup, Inc. company guaranty sr. unsec.
unsub. notes 7.875%, 6/15/32		10,000	11,450
PulteGroup, Inc. company guaranty sr. unsec.
unsub. notes 5.50%, 3/1/26		155,000	153,450
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh
Finance Corp. 144A sr. notes 6.125%, 8/15/21		165,000	163,350
Sabre GLBL, Inc. 144A company
guaranty sr. notes 5.375%, 4/15/23		153,000	154,530
Scientific Games International, Inc. company
guaranty sr. unsec. notes 10.00%, 12/1/22		376,000	401,181
Sinclair Television Group, Inc. 144A company
guaranty sr. unsec. sub. notes 5.625%, 8/1/24		262,000	260,035
Sinclair Television Group, Inc. 144A company
guaranty sr. unsec. unsub. notes 5.125%, 2/15/27		80,000	73,600
Sirius XM Radio, Inc. 144A company
guaranty sr. unsec. sub. notes 6.00%, 7/15/24		105,000	106,969
Sirius XM Radio, Inc. 144A sr. unsec.
bonds 5.00%, 8/1/27		157,000	146,403

10 Putnam VT Diversified Income Fund

CORPORATE BONDS
AND NOTES (28.6%)* cont.	Principal amount		Value

Consumer cyclicals cont.
Six Flags Entertainment Corp. 144A company
guaranty sr. unsec. bonds 5.50%, 4/15/27		$155,000	$150,499
Six Flags Entertainment Corp. 144A company
guaranty sr. unsec. unsub. notes 4.875%, 7/31/24		195,000	189,881
Spectrum Brands, Inc. company guaranty sr. unsec.
notes 5.75%, 7/15/25		95,000	93,813
Spectrum Brands, Inc. company guaranty sr. unsec.
sub. notes 6.625%, 11/15/22		15,000	15,469
Standard Industries, Inc. 144A sr. unsec.
notes 6.00%, 10/15/25		30,000	30,075
Standard Industries, Inc. 144A sr. unsec.
notes 5.375%, 11/15/24		151,000	149,113
Standard Industries, Inc. 144A sr. unsec.
notes 4.75%, 1/15/28		10,000	9,175
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse
HSP Gaming Finance Corp. 144A company
guaranty sr. unsub. notes 5.875%, 5/15/25		100,000	94,000
Takko Luxembourg 2 SCA company guaranty
sr. notes Ser. REGS, 5.375%, 11/15/23
(Luxembourg)	EUR	100,000	105,267
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
company guaranty sr. unsec. unsub. notes
5.875%, 6/15/24		$111,000	110,168
Tribune Media Co. company guaranty sr. unsec.
notes 5.875%, 7/15/22		107,000	107,990
Werner FinCo LP/Werner FinCo, Inc. 144A company
guaranty sr. unsec. notes 8.75%, 7/15/25		156,000	151,515
WMG Acquisition Corp. 144A company
guaranty sr. unsec. notes 5.50%, 4/15/26		30,000	29,738
Wolverine World Wide, Inc. 144A company
guaranty sr. unsec. bonds 5.00%, 9/1/26		87,000	82,650
Wyndham Destinations, Inc. sr. unsec.
unsub. bonds 4.50%, 4/1/27		166,000	161,435
Wyndham Hotels & Resorts, Inc. 144A company
guaranty sr. unsec. notes 5.375%, 4/15/26		90,000	89,438
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.
144A company guaranty sr. unsec.
sub. notes 5.25%, 5/15/27		220,000	205,700
			9,722,895
Consumer staples (1.5%)
1011778 BC ULC/New Red Finance, Inc. 144A company
guaranty notes 5.00%, 10/15/25 (Canada)		135,000	127,575
1011778 BC ULC/New Red Finance, Inc. 144A company
guaranty sr. sub. notes 4.25%, 5/15/24 (Canada)		100,000	94,750
Ascend Learning, LLC 144A sr. unsec.
notes 6.875%, 8/1/25		129,000	130,129
BlueLine Rental Finance Corp./BlueLine
Rental, LLC 144A company
guaranty sub. notes 9.25%, 3/15/24		248,000	263,847
Brand Energy & Infrastructure Services, Inc. 144A
sr. unsec. notes 8.50%, 7/15/25		301,000	304,763
CEC Entertainment, Inc. company
guaranty sr. unsec. sub. notes 8.00%, 2/15/22		104,000	91,520
Dean Foods Co. 144A company guaranty sr. unsec.
notes 6.50%, 3/15/23		135,000	129,600
Diamond (BC) BV 144A sr. unsec. notes
5.625%, 8/15/25	EUR	305,000	318,773
Europcar Groupe SA sr. notes Ser. REGS,
4.125%, 11/15/24 (France)	EUR	100,000	115,660
Fresh Market, Inc. (The) 144A company
guaranty sr. notes 9.75%, 5/1/23		$98,000	62,475
Golden Nugget, Inc. 144A company
guaranty sr. unsec. sub. notes 8.75%, 10/1/25		221,000	227,013

CORPORATE BONDS
AND NOTES (28.6%)* cont.	Principal amount	Value

Consumer staples cont.
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%,
10/15/24	$150,000	$150,027
Itron, Inc. 144A company guaranty sr. unsec.
notes 5.00%, 1/15/26	70,000	66,479
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell
of America, LLC 144A company guaranty sr. unsec.
notes 5.25%, 6/1/26	115,000	113,275
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell
of America, LLC 144A company guaranty sr. unsec.
notes 5.00%, 6/1/24	115,000	113,528
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell
of America, LLC 144A company guaranty sr. unsec.
notes 4.75%, 6/1/27	65,000	61,425
Lamb Weston Holdings, Inc. 144A company
guaranty sr. unsec. unsub. notes 4.875%, 11/1/26	130,000	126,425
Lamb Weston Holdings, Inc. 144A company
guaranty sr. unsec. unsub. notes 4.625%, 11/1/24	32,000	31,120
Match Group, Inc. 144A sr. unsec. bonds
5.00%, 12/15/27	110,000	102,300
Netflix, Inc. 144A sr. unsec. bonds 4.875%, 4/15/28	90,000	85,785
Netflix, Inc. 144A sr. unsec.
unsub. bonds 5.875%, 11/15/28	65,000	65,631
Revlon Consumer Products Corp. company
guaranty sr. unsec. notes 6.25%, 8/1/24	259,000	145,040
Rite Aid Corp. 144A company guaranty sr. unsec.
unsub. notes 6.125%, 4/1/23	155,000	157,170
		3,084,310
Energy (6.5%)
Alta Mesa Holdings LP/Alta Mesa Finance
Services Corp. company guaranty sr. unsec.
notes 7.875%, 12/15/24	360,000	381,150
Antero Resources Corp. company
guaranty sr. unsec. notes 5.625%, 6/1/23	40,000	40,500
Antero Resources Corp. company
guaranty sr. unsec. sub. notes 5.375%, 11/1/21	150,000	151,875
Apergy Corp. 144A sr. unsec. notes 6.375%, 5/1/26	103,000	104,674
Ascent Resources Utica Holdings, LLC/ARU
Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22	67,000	73,700
California Resources Corp. 144A company
guaranty notes 8.00%, 12/15/22	60,000	54,450
Cheniere Corpus Christi Holdings, LLC company
guaranty sr. notes 5.875%, 3/31/25	219,000	227,760
Cheniere Corpus Christi Holdings, LLC company
guaranty sr. notes 5.125%, 6/30/27	130,000	128,863
Chesapeake Energy Corp. company
guaranty sr. unsec. notes 8.00%, 6/15/27	43,000	43,753
Chesapeake Energy Corp. company
guaranty sr. unsec. notes 8.00%, 1/15/25	168,000	171,100
Chesapeake Energy Corp. company
guaranty sr. unsec. notes 5.75%, 3/15/23	20,000	18,900
Chesapeake Energy Corp. 144A company
guaranty notes 8.00%, 12/15/22	70,000	73,479
Continental Resources, Inc. company
guaranty sr. unsec. bonds 4.90%, 6/1/44	214,000	209,588
Continental Resources, Inc. company
guaranty sr. unsec. notes 3.80%, 6/1/24	376,000	366,803
Continental Resources, Inc. company
guaranty sr. unsec. unsub. notes 4.50%, 4/15/23	67,000	67,990
Covey Park Energy, LLC/Covey Park Finance Corp.
144A company guaranty sr. unsec. notes 7.50%,
5/15/25	163,000	166,260

Putnam VT Diversified Income Fund 11

CORPORATE BONDS
AND NOTES (28.6%)* cont.	Principal amount	Value

Energy cont.
CrownRock LP/CrownRock Finance, Inc. 144A
sr. unsec. notes 5.625%, 10/15/25	$110,000	$106,150
Denbury Resources, Inc. company
guaranty sr. unsec. sub. notes 6.375%, 8/15/21	25,000	23,938
Denbury Resources, Inc. 144A company
guaranty notes 9.00%, 5/15/21	115,000	121,578
Diamondback Energy, Inc. company
guaranty sr. unsec. unsub. notes 5.375%, 5/31/25	220,000	220,000
Diamondback Energy, Inc. company
guaranty sr. unsec. unsub. notes 4.75%, 11/1/24	50,000	48,750
Endeavor Energy Resources LP/EER Finance, Inc.
144A sr. unsec. bonds 5.75%, 1/30/28	120,000	117,000
Endeavor Energy Resources LP/EER Finance, Inc.
144A sr. unsec. notes 5.50%, 1/30/26	50,000	48,500
Energy Transfer Partners LP jr. unsec. sub. FRB
Ser. B, 6.625%, perpetual maturity	265,000	241,813
Ensco PLC sr. unsec. notes 7.75%, 2/1/26
(United Kingdom)	86,000	81,244
EP Energy, LLC/Everest Acquisition Finance, Inc.
company guaranty sr. unsec. sub. notes
9.375%, 5/1/20	75,000	73,875
EP Energy, LLC/Everest Acquisition Finance, Inc.
144A company guaranty notes 9.375%, 5/1/24	194,000	159,080
EP Energy, LLC/Everest Acquisition Finance, Inc.
144A company guaranty notes 8.00%, 2/15/25	70,000	54,250
EP Energy, LLC/Everest Acquisition Finance, Inc.
144A company guaranty sr. notes 8.00%, 11/29/24	37,000	37,370
EP Energy, LLC/Everest Acquisition Finance, Inc.
144A company guaranty sr. notes 7.75%, 5/15/26	95,000	97,138
Extraction Oil & Gas, Inc. 144A sr. unsec.
notes 5.625%, 2/1/26	112,000	107,247
Hess Infrastructure Partners LP/Hess
Infrastructure Partners Finance Corp. 144A
sr. unsec. notes 5.625%, 2/15/26	129,000	128,678
Holly Energy Partners LP/Holly Energy
Finance Corp. 144A company guaranty sr. unsec.
notes 6.00%, 8/1/24	166,000	167,660
Indigo Natural Resources, LLC 144A sr. unsec.
notes 6.875%, 2/15/26	150,000	144,750
Jagged Peak Energy, LLC 144A company
guaranty sr. unsec. notes 5.875%, 5/1/26	91,000	89,180
Jonah Energy, LLC/Jonah Energy Finance Corp. 144A
company guaranty sr. unsec. notes 7.25%, 10/15/25	49,000	39,568
MEG Energy Corp. 144A company guaranty sr. unsec.
notes 7.00%, 3/31/24 (Canada)	7,000	6,528
MEG Energy Corp. 144A company guaranty sr. unsec.
notes 6.375%, 1/30/23 (Canada)	110,000	102,300
MEG Energy Corp. 144A notes 6.50%,
1/15/25 (Canada)	90,000	89,775
Nabors Industries, Inc. 144A company
guaranty sr. unsec. notes 5.75%, 2/1/25	145,000	137,025
Newfield Exploration Co. sr. unsec.
unsub. notes 5.375%, 1/1/26	80,000	81,800
Noble Holding International, Ltd. company
guaranty sr. unsec. unsub. notes 7.75%, 1/15/24	55,000	52,113
Noble Holding International, Ltd. 144A company
guaranty sr. unsec. notes 7.875%, 2/1/26	45,000	46,350
Oasis Petroleum, Inc. company guaranty sr. unsec.
sub. notes 6.875%, 1/15/23	61,000	62,068
Oasis Petroleum, Inc. company guaranty sr. unsec.
unsub. notes 6.875%, 3/15/22	66,000	67,136

CORPORATE BONDS
AND NOTES (28.6%)* cont.	Principal amount	Value

Energy cont.
Oasis Petroleum, Inc. 144A sr. unsec.
notes 6.25%, 5/1/26	$95,000	$96,069
Pertamina Persero PT 144A sr. unsec.
unsub. notes 4.875%, 5/3/22 (Indonesia)	200,000	203,082
Pertamina Persero PT 144A sr. unsec.
unsub. notes 4.30%, 5/20/23 (Indonesia)	285,000	281,607
Petrobras Global Finance BV company
guaranty sr. unsec. notes Ser. REGS, 5.999%,
1/27/28 (Brazil)	172,000	155,660
Petrobras Global Finance BV company
guaranty sr. unsec. notes Ser. REGS, 5.299%,
1/27/25 (Brazil)	57,000	52,668
Petrobras Global Finance BV company
guaranty sr. unsec. unsub. bonds 7.375%,
1/17/27 (Brazil)	1,434,000	1,432,208
Petrobras Global Finance BV company
guaranty sr. unsec. unsub. notes 8.75%,
5/23/26 (Brazil)	378,000	409,185
Petrobras Global Finance BV company
guaranty sr. unsec. unsub. notes 6.25%,
3/17/24 (Brazil)	740,000	734,450
Petrobras Global Finance BV company
guaranty sr. unsec. unsub. notes 6.125%,
1/17/22 (Brazil)	636,000	647,925
Petroleos de Venezuela SA company
guaranty sr. unsec. bonds Ser. REGS, 6.00%,
11/15/26 (Venezuela) (In default) †	688,000	144,480
Petroleos de Venezuela SA company
guaranty sr. unsec. unsub. notes 5.375%,
4/12/27 (Venezuela)	1,103,000	247,624
Petroleos de Venezuela SA 144A company
guaranty sr. unsec. notes 6.00%, 11/15/26
(Venezuela) (In default) †	760,000	159,600
Petroleos Mexicanos company guaranty sr. unsec.
unsub. notes 5.375%, 3/13/22 (Mexico)	377,000	386,804
Petroleos Mexicanos company guaranty sr. unsec.
unsub. notes 4.50%, 1/23/26 (Mexico)	1,784,000	1,673,681
QEP Resources, Inc. sr. unsec. notes 5.625%, 3/1/26	95,000	90,963
Range Resources Corp. company guaranty sr. unsec.
sub. notes 5.75%, 6/1/21	108,000	110,700
Regency Energy Partners LP/Regency Energy
Finance Corp. company guaranty sr. unsec.
unsub. notes 4.50%, 11/1/23	69,000	69,407
Rose Rock Midstream LP/Rose Rock Finance Corp.
company guaranty sr. unsec. sub. notes
5.625%, 11/15/23	16,000	15,080
SemGroup Corp. company guaranty sr. unsec.
notes 6.375%, 3/15/25	36,000	34,200
SESI, LLC company guaranty sr. unsec.
notes 7.75%, 9/15/24	100,000	102,625
SESI, LLC company guaranty sr. unsec.
unsub. notes 7.125%, 12/15/21	43,000	43,753
Seven Generations Energy, Ltd. 144A company
guaranty sr. unsec. notes 5.375%,
9/30/25 (Canada)	80,000	76,700
Seventy Seven Energy, Inc. escrow sr. unsec.
notes 6.50%, 7/15/22 F	20,000	2
SM Energy Co. sr. unsec. unsub. notes 6.50%, 1/1/23	31,000	31,310
SM Energy Co. sr. unsec. unsub. notes
6.125%, 11/15/22	98,000	100,450
Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp. 144A company guaranty sr. unsec.
bonds 5.50%, 1/15/28	85,000	83,513

12 Putnam VT Diversified Income Fund

CORPORATE BONDS
AND NOTES (28.6%)* cont.	Principal amount	Value

Energy cont.
Targa Resources Partners LP/Targa Resources
Partners Finance Corp. company
guaranty sr. unsec. notes 5.375%, 2/1/27	$80,000	$77,600
Targa Resources Partners LP/Targa Resources
Partners Finance Corp. 144A company
guaranty sr. unsec. unsub. bonds 5.00%, 1/15/28	163,000	151,590
Trinidad Drilling, Ltd. 144A company
guaranty sr. unsec. notes 6.625%, 2/15/25 (Canada)	122,000	117,425
USA Compression Partners LP/USA Compression
Finance Corp. 144A sr. unsec. notes 6.875%, 4/1/26	85,000	87,975
Vermilion Energy, Inc. 144A company
guaranty sr. unsec. notes 5.625%, 3/15/25 (Canada)	97,000	96,273
Weatherford International, LLC 144A company
guaranty sr. unsec. notes 9.875%, 3/1/25	50,000	50,250
Weatherford International, Ltd. company
guaranty sr. unsec. sub. notes 9.875%, 2/15/24	183,000	184,771
Weatherford International, Ltd. company
guaranty sr. unsec. unsub. notes 8.25%, 6/15/23	25,000	24,802
Whiting Petroleum Corp. 144A sr. unsec.
notes 6.625%, 1/15/26	70,000	72,100
Williams Cos., Inc. (The) sr. unsec.
unsub. notes 8.75%, 3/15/32	85,000	109,595
WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23	22,000	24,915
WPX Energy, Inc. sr. unsec. notes 5.75%, 6/1/26	50,000	49,860
WPX Energy, Inc. sr. unsec. unsub. notes
6.00%, 1/15/22	22,000	22,880
		13,487,491
Financials (2.9%)
Alliance Data Systems Corp. 144A company
guaranty sr. unsec. notes 5.375%, 8/1/22	150,000	150,731
Ally Financial, Inc. company guaranty sr. unsec.
notes 8.00%, 11/1/31	338,000	402,220
Ally Financial, Inc. sub. unsec. notes
5.75%, 11/20/25	85,000	86,594
American International Group, Inc. jr. unsec.
sub. FRB 8.175%, 5/15/58	72,000	90,720
Bank of America Corp. jr. unsec. sub. FRN
Ser. AA, 6.10%, perpetual maturity	50,000	51,750
Bank of America Corp. jr. unsec. sub. FRN Ser. Z,
6.50%, perpetual maturity	80,000	85,000
CBRE Services, Inc. company guaranty sr. unsec.
notes 5.25%, 3/15/25	75,000	78,937
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23	125,000	126,250
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25	65,000	65,488
CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22	84,000	84,945
CNG Holdings, Inc. 144A sr. notes 9.375%, 5/15/20	83,000	82,378
CNO Financial Group, Inc. sr. unsec.
unsub. notes 5.25%, 5/30/25	174,000	172,695
Credit Acceptance Corp. company
guaranty sr. unsec. notes 6.125%, 2/15/21	119,000	119,446
Dresdner Funding Trust I jr. unsec.
sub. notes 8.151%, 6/30/31	250,000	311,236
ESH Hospitality, Inc. 144A company
guaranty sr. unsec. notes 5.25%, 5/1/25 R	80,000	77,200
Fairfax Financial Holdings, Ltd. 144A sr. unsec.
notes 4.85%, 4/17/28 (Canada)	60,000	59,337
Freedom Mortgage Corp. 144A sr. unsec.
notes 8.25%, 4/15/25	91,000	89,180
Freedom Mortgage Corp. 144A sr. unsec.
notes 8.125%, 11/15/24	122,000	118,340

CORPORATE BONDS
AND NOTES (28.6%)* cont.	Principal amount		Value

Financials cont.
goeasy, Ltd. 144A company guaranty sr. unsec.
notes 7.875%, 11/1/22 (Canada)		$75,000	$79,313
HUB International, Ltd. 144A sr. unsec.
notes 7.00%, 5/1/26		117,000	115,538
Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 6.75%, 2/1/24		75,000	75,563
Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 6.25%, 2/1/22		75,000	76,500
Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 6.00%, 8/1/20		68,000	68,850
Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 5.875%, 2/1/22		195,000	195,244
Intesa Sanpaolo SpA 144A company guaranty jr.
unsec. sub. FRB 7.70%, perpetual maturity (Italy)		200,000	186,800
iStar, Inc. sr. unsec. notes 6.00%, 4/1/22 R		45,000	45,000
iStar, Inc. sr. unsec. unsub. notes 5.25%, 9/15/22 R		45,000	43,566
Lloyds Banking Group PLC 144A jr. unsec. sub. FRN
6.657%, perpetual maturity (United Kingdom)		86,000	91,829
LPL Holdings, Inc. 144A company
guaranty sr. unsec. notes 5.75%, 9/15/25		160,000	155,600
MGM Growth Properties Operating Partnership
LP/MGP Finance Co-Issuer, Inc. company
guaranty sr. unsec. notes 4.50%, 1/15/28 R		40,000	36,300
Miller Homes Group Holdings PLC company
guaranty sr. notes Ser. REGS, 5.50%,
10/15/24 (United Kingdom)	GBP	100,000	131,398
Nationstar Mortgage, LLC/Nationstar Capital
Corp. company guaranty sr. unsec. unsub. notes
6.50%, 7/1/21		$100,000	99,750
Provident Funding Associates LP/PFG Finance Corp.
144A sr. unsec. notes 6.375%, 6/15/25		135,000	131,429
Royal Bank of Scotland Group PLC jr. unsec.
sub. FRB 8.00%, perpetual maturity
(United Kingdom)		200,000	210,000
Royal Bank of Scotland Group PLC jr. unsec.
sub. FRB 7.648%, perpetual maturity
(United Kingdom)		95,000	118,869
Royal Bank of Scotland Group PLC jr. unsec.
sub. FRB 7.50%, perpetual maturity
(United Kingdom)		200,000	203,900
Springleaf Finance Corp. company
guaranty sr. unsec. unsub. notes 6.875%, 3/15/25		95,000	94,288
Starwood Property Trust, Inc. 144A sr. unsec.
notes 4.75%, 3/15/25 R		120,000	115,800
TMX Finance, LLC/TitleMax Finance Corp. 144A
sr. notes 11.125%, 4/1/23		180,000	182,700
Travelport Corporate Finance PLC 144A company
guaranty sr. notes 6.00%, 3/15/26
(United Kingdom)		65,000	65,488
UBS Group AG jr. unsec. sub. FRN 6.875%,
perpetual maturity (Switzerland)		200,000	198,193
USIS Merger Sub, Inc. 144A sr. unsec.
notes 6.875%, 5/1/25		114,000	113,430
VTB Bank OJSC Via VTB Capital SA 144A unsec.
sub. bonds 6.95%, 10/17/22 (Russia)		700,000	715,750
Wand Merger Corp. 144A sr. unsec. notes
9.125%, 7/15/26		30,000	30,375

Putnam VT Diversified Income Fund 13

CORPORATE BONDS
AND NOTES (28.6%)* cont.	Principal amount	Value

Financials cont.
Wand Merger Corp. 144A sr. unsec. notes
8.125%, 7/15/23	$40,000	$40,550
WeWork Cos, Inc. 144A company guaranty sr. unsec.
notes 7.875%, 5/1/25	185,000	177,138
		6,051,608
Health care (2.4%)
Air Medical Merger Sub Corp. 144A sr. unsec.
notes 6.375%, 5/15/23	190,000	175,750
ASP AMC Merger Sub, Inc. 144A sr. unsec.
notes 8.00%, 5/15/25	151,000	125,330
BioScrip, Inc. company guaranty sr. unsec.
notes 8.875%, 2/15/21	146,000	139,430
Centene Corp. sr. unsec. unsub. notes
6.125%, 2/15/24	155,000	163,331
Centene Corp. sr. unsec. unsub. notes
4.75%, 5/15/22	135,000	135,844
Centene Escrow I Corp. 144A sr. unsec.
notes 5.375%, 6/1/26	50,000	50,657
CHS/Community Health Systems, Inc. company
guaranty sr. notes 6.25%, 3/31/23	116,000	106,285
CHS/Community Health Systems, Inc. company
guaranty sr. unsec. notes 6.875%, 2/1/22	286,000	145,860
CHS/Community Health Systems, Inc. 144A company
guaranty sub. notes 8.125%, 6/30/24	103,000	84,911
Concordia International Corp. 144A company
guaranty sr. unsec. notes 7.00%, 4/15/23
(Canada) (In default) †	120,000	7,200
Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A
company guaranty sr. unsec. unsub. notes 6.00%,
7/15/23 (Ireland)	200,000	164,500
Endo Finance, LLC/Endo Finco, Inc. 144A company
guaranty sr. unsec. unsub. notes 5.375%, 1/15/23	158,000	128,770
HCA, Inc. company guaranty sr. bonds
5.25%, 6/15/26	130,000	129,116
HCA, Inc. company guaranty sr. notes
6.50%, 2/15/20	102,000	106,080
HCA, Inc. company guaranty sr. sub. bonds
5.50%, 6/15/47	205,000	188,088
HCA, Inc. company guaranty sr. unsec.
unsub. notes 7.50%, 2/15/22	74,000	80,660
Jaguar Holding Co. II/Pharmaceutical Product
Development, LLC 144A company
guaranty sr. unsec. notes 6.375%, 8/1/23	150,000	149,280
Kinetic Concepts, Inc./KCI USA, Inc. 144A company
guaranty sub. notes 12.50%, 11/1/21	149,000	164,645
Mallinckrodt International Finance SA/Mallinckrodt
CB, LLC 144A company guaranty sr. unsec. unsub.
notes 5.50%, 4/15/25 (Luxembourg)	132,000	106,260
Molina Healthcare, Inc. company
guaranty sr. unsec. notes 5.375%, 11/15/22	105,000	105,656
Molina Healthcare, Inc. 144A company
guaranty sr. unsec. notes 4.875%, 6/15/25	25,000	24,250
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical
Diagnostics SA 144A sr. unsec. notes
6.625%, 5/15/22	245,000	239,488
Service Corp. International sr. unsec.
notes 4.625%, 12/15/27	35,000	33,061
Service Corp. International sr. unsec.
unsub. notes 5.375%, 5/15/24	478,000	488,755
Sotera Health Holdings, LLC 144A sr. unsec.
notes 6.50%, 5/15/23	90,000	91,800

CORPORATE BONDS
AND NOTES (28.6%)* cont.	Principal amount		Value

Health care cont.
Tenet Healthcare Corp. company
guaranty sr. sub. notes 6.00%, 10/1/20		$164,000	$168,510
Tenet Healthcare Corp. sr. unsec. notes
8.125%, 4/1/22		63,000	65,868
Teva Pharmaceutical Finance Netherlands III BV
company guaranty sr. unsec. notes 6.00%, 4/15/24
(Netherlands)		200,000	198,065
Unilabs Subholding AB company guaranty
sr. unsec. notes Ser. REGS, 5.75%, 5/15/25
(Sweden)	EUR	100,000	111,275
Valeant Pharmaceuticals International, Inc. 144A
company guaranty sr. notes 5.50%, 11/1/25		$35,000	34,493
Valeant Pharmaceuticals International, Inc. 144A
company guaranty sr. unsec. notes 9.25%, 4/1/26		110,000	114,263
Valeant Pharmaceuticals International, Inc.
144A company guaranty sr. unsec. notes
9.00%, 12/15/25		90,000	93,258
Valeant Pharmaceuticals International, Inc.
144A company guaranty sr. unsec. notes
6.125%, 4/15/25		233,000	214,651
Valeant Pharmaceuticals International, Inc.
144A company guaranty sr. unsec. notes
5.875%, 5/15/23		289,000	271,479
Valeant Pharmaceuticals International, Inc. 144A
company guaranty sr. unsub. notes 7.00%, 3/15/24		130,000	136,299
Valeant Pharmaceuticals International, Inc. 144A
company guaranty sr. unsub. notes 6.50%, 3/15/22		45,000	46,575
Valeant Pharmaceuticals International, Inc. 144A
sr. unsec. notes 8.50%, 1/31/27		95,000	96,188
WellCare Health Plans, Inc. sr. unsec.
notes 5.25%, 4/1/25		60,000	59,700
			4,945,631
Technology (1.2%)
Avaya, Inc. 144A escrow notes 7.00%, 4/1/19		546,000	—
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
144A company guaranty sr. unsec. notes
7.125%, 6/15/24		503,000	532,893
Energizer Gamma Acquisition, Inc. 144A company
guaranty sr. unsec. notes 6.375%, 7/15/26		35,000	35,591
First Data Corp. 144A company guaranty sr. unsec.
unsub. notes 7.00%, 12/1/23		56,000	58,328
First Data Corp. 144A notes 5.75%, 1/15/24		214,000	214,004
First Data Corp. 144A sr. notes 5.375%, 8/15/23		150,000	151,388
Inception Merger Sub, Inc./Rackspace
Hosting, Inc. 144A sr. unsec. notes
8.625%, 11/15/24		226,000	227,130
Infor Software Parent, LLC/Infor Software
Parent, Inc. 144A company guaranty sr. unsec.
notes 7.125%, 5/1/21 ‡‡		179,000	179,448
Infor US, Inc. company guaranty sr. unsec.
notes 6.50%, 5/15/22		188,000	188,235
Infor US, Inc. 144A company
guaranty sr. notes 5.75%, 8/15/20		51,000	51,638
Iron Mountain, Inc. 144A company
guaranty sr. unsec. bonds 5.25%, 3/15/28 R		50,000	46,270
Iron Mountain, Inc. 144A company
guaranty sr. unsec. notes 4.875%, 9/15/27 R		170,000	156,613
Solera, LLC / Solera Finance, Inc. 144A
sr. unsec. notes 10.50%, 3/1/24		236,000	262,109
Tempo Acquisition, LLC/Tempo Acquisition
Finance Corp. 144A sr. unsec. notes
6.75%, 6/1/25		107,000	102,720

14 Putnam VT Diversified Income Fund

CORPORATE BONDS
AND NOTES (28.6%)* cont.	Principal amount	Value

Technology cont.
TTM Technologies, Inc. 144A company
guaranty sr. unsec. notes 5.625%, 10/1/25	$210,000	$204,750
Western Digital Corp. company guaranty sr. unsec.
notes 4.75%, 2/15/26	145,000	141,013
		2,552,130
Transportation (0.1%)
Watco Cos., LLC/Watco Finance Corp. 144A company
guaranty sr. unsec. notes 6.375%, 4/1/23	162,000	164,633
		164,633
Utilities and power (1.0%)
AES Corp./Virginia (The) sr. unsec. notes
5.50%, 4/15/25	280,000	281,400
AES Corp./Virginia (The) sr. unsec. notes
4.875%, 5/15/23	85,000	85,000
AES Corp./Virginia (The) sr. unsec. notes
4.50%, 3/15/23	50,000	49,563
AES Corp./Virginia (The) sr. unsec.
unsub. bonds 5.125%, 9/1/27	131,000	130,673
Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25	247,000	225,851
Calpine Corp. 144A company
guaranty sr. notes 5.25%, 6/1/26	65,000	61,222
Calpine Corp. 144A company
guaranty sr. sub. notes 5.875%, 1/15/24	40,000	39,700
Colorado Interstate Gas Co., LLC company
guaranty sr. unsec. notes 6.85%, 6/15/37	290,000	312,646
Dynegy, Inc. company guaranty sr. unsec.
unsub. notes 7.625%, 11/1/24	132,000	140,745
Dynegy, Inc. 144A company guaranty sr. unsec.
notes 8.125%, 1/30/26	60,000	65,250
Energy Transfer Equity LP sr. sub. notes
5.875%, 1/15/24	91,000	93,275
Energy Transfer Equity LP sr. sub. notes
5.50%, 6/1/27	50,000	50,000
GenOn Energy, Inc. sr. unsec. sub. notes 9.875%,
10/15/20 (In default) †	195,000	177,450
NRG Energy, Inc. company guaranty sr. unsec.
notes 7.25%, 5/15/26	80,000	85,200
NRG Energy, Inc. company guaranty sr. unsec.
notes 6.625%, 1/15/27	148,000	152,070
NRG Energy, Inc. 144A company guaranty sr. unsec.
bonds 5.75%, 1/15/28	45,000	44,438
Texas Competitive Electric Holdings Co., LLC/TCEH
Finance, Inc. escrow company
guaranty sr. notes 11.50%, 10/1/20	119,000	893
		1,995,376

Total corporate bonds and notes (cost $61,652,171)		$59,324,033

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (7.8%)*	Principal amount	Value

Argentina (Republic of) sr. unsec.
unsub. bonds 6.625%, 7/6/28 (Argentina)	$160,000	$134,800
Argentina (Republic of) sr. unsec.
unsub. notes 7.50%, 4/22/26 (Argentina)	1,765,000	1,628,213
Argentina (Republic of) sr. unsec.
unsub. notes 6.875%, 1/26/27 (Argentina)	1,233,000	1,085,040
Argentina (Republic of) 144A sr. unsec.
notes 7.125%, 8/1/27 (Argentina)	285,000	238,688
Buenos Aires (Province of) sr. unsec.
unsub. bonds Ser. REGS, 7.875%,
6/15/27 (Argentina)	200,000	175,500
Buenos Aires (Province of) sr. unsec.
unsub. notes 6.50%, 2/15/23 (Argentina)	215,000	196,325

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (7.8%)* cont.	Principal amount		Value

Buenos Aires (Province of) unsec. FRN
(Argentina Deposit Rates BADLAR
+ 3.83%), 35.19%, 5/31/22 (Argentina)	ARS	6,180,000	$180,539
Buenos Aires (Province of) 144A sr. unsec.
unsub. bonds 7.875%, 6/15/27 (Argentina)		$390,000	339,300
Buenos Aires (Province of) 144A sr. unsec.
unsub. notes 10.875%, 1/26/21 (Argentina)		1,075,000	1,109,723
Buenos Aires (Province of) 144A sr. unsec.
unsub. notes 9.125%, 3/16/24 (Argentina)		230,000	221,613
Cordoba (Province of) sr. unsec.
unsub. notes 7.45%, 9/1/24 (Argentina)		440,000	399,850
Dominican (Republic of) sr. unsec.
unsub. notes 7.50%, 5/6/21 (Dominican Republic)		260,000	273,130
Dominican (Republic of) sr. unsec.
unsub. notes Ser. REGS, 8.625%, 4/20/27
(Dominican Republic)		260,000	291,486
Egypt (Arab Republic of) sr. unsec.
notes Ser. REGS, 6.125%, 1/31/22 (Egypt)		200,000	197,000
Egypt (Arab Republic of) 144A sr. unsec.
notes 5.577%, 2/21/23 (Egypt)		390,000	369,427
El Salvador (Republic of) sr. unsec.
unsub. notes Ser. REGS, 5.875%, 1/30/25
(El Salvador)		250,000	233,723
Hellenic (Republic of) sr. unsec. notes
4.375%, 8/1/22 (Greece)	EUR	832,000	1,024,047
Hellenic (Republic of) sr. unsec. unsub.
bonds Ser. PSI, stepped-coupon 3.00%
(3.00%, 2/24/20), 2/24/40 (Greece) ††	EUR	16,000	16,375
Hellenic (Republic of) sr. unsec. unsub.
bonds Ser. PSI, stepped-coupon 3.00%
(3.65%, 2/24/20), 2/24/33 (Greece) ††	EUR	62,000	65,559
Hellenic (Republic of) sr. unsec. unsub.
bonds Ser. PSI, stepped-coupon 3.00%
(3.65%, 2/24/20), 2/24/32 (Greece) ††	EUR	63,000	66,858
Hellenic (Republic of) sr. unsec. unsub.
bonds Ser. PSI, stepped-coupon 3.00%
(3.65%, 2/24/20), 2/24/31 (Greece) ††	EUR	167,000	178,590
Hellenic (Republic of) sr. unsec. unsub.
bonds Ser. PSI, stepped-coupon 3.00%
(3.65%, 2/24/20), 2/24/30 (Greece) ††	EUR	1,108,933	1,242,175
Hellenic (Republic of) sr. unsec. unsub.
bonds Ser. PSI, stepped-coupon 3.00%
(3.65%, 2/24/20), 2/24/29 (Greece) ††	EUR	633,267	710,089
Hellenic (Republic of) sr. unsec. unsub.
bonds Ser. PSI, stepped-coupon 3.00%
(3.65%, 2/24/20), 2/24/28 (Greece) ††	EUR	546,533	613,490
Hellenic (Republic of) sr. unsec. unsub.
bonds Ser. PSI, stepped-coupon 3.00%
(3.65%, 2/24/20), 2/24/27 (Greece) ††	EUR	106,000	119,551
Hellenic (Republic of) sr. unsec. unsub.
bonds Ser. PSI, stepped-coupon 3.00%
(3.65%, 2/24/20), 2/24/26 (Greece) ††	EUR	500,000	580,256
Hellenic (Republic of) sr. unsec. unsub.
bonds Ser. PSI, stepped-coupon 3.00%
(3.65%, 2/24/20), 2/24/25 (Greece) ††	EUR	604,753	700,199
Hellenic (Republic of) sr. unsec. unsub.
bonds Ser. PSI, stepped-coupon 3.00%
(3.65%, 2/24/20), 2/24/23 (Greece) ††	EUR	690,192	810,294
Indonesia (Republic of) 144A sr. unsec.
notes 4.75%, 1/8/26 (Indonesia)		$300,000	304,125
Indonesia (Republic of) 144A sr. unsec.
unsub. bonds 6.625%, 2/17/37 (Indonesia)		575,000	659,813

Putnam VT Diversified Income Fund 15

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (7.8%)* cont.	Principal amount		Value

Indonesia (Republic of) 144A sr. unsec.
unsub. notes 5.95%, 1/8/46 (Indonesia)		$300,000	$329,250
Indonesia (Republic of) 144A sr. unsec.
unsub. notes 4.35%, 1/8/27 (Indonesia)		220,000	216,771
Ivory Coast (Republic of) 144A sr. unsec.
bonds 6.125%, 6/15/33 (Ivory Coast)		515,000	453,645
Ivory Coast (Republic of) 144A sr. unsec.
notes 5.25%, 3/22/30 (Ivory Coast)	EUR	245,000	273,562
Russia (Federation of) 144A sr. unsec.
notes 4.50%, 4/4/22 (Russia)		$235,000	238,938
Russia (Federation of) 144A sr. unsec.
notes 4.375%, 3/21/29 (Russia)		200,000	193,500
United Mexican States sr. unsec. notes 4.00%,
10/2/23 (Mexico)		220,000	220,306
Venezuela (Bolivarian Republic of) sr. unsec.
bonds 7.00%, 3/31/38 (Venezuela)		265,000	68,900
Total foreign government and agency bonds
and notes (cost $16,214,965)			$16,160,650

PURCHASED SWAP OPTIONS OUTSTANDING(2.5%)*
Counterparty		Notional/
Fixed right % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.
(1.9325)/3 month USD-LIBOR-BBA/
Aug-19	Aug-18/1.9325	$49,739,000	$506,840
(2.2625)/3 month USD-LIBOR-BBA/
Aug-22	Aug-21/2.2625	22,382,600	196,519
2.2625/3 month USD-LIBOR-BBA/
Aug-22	Aug-21/2.2625	22,382,600	57,523
1.9325/3 month USD-LIBOR-BBA/
Aug-19	Aug-18/1.9325	49,739,000	50
Barclays Bank PLC
2.89/3 month USD-LIBOR-BBA/
Jul-28	Jul-18/2.89	29,933,300	102,073
2.655/3 month USD-LIBOR-BBA/
Sep-28	Sep-18/2.655	10,784,000	17,686
(3.255)/3 month USD-LIBOR-BBA/
Sep-28	Sep-18/3.255	10,784,000	14,019
Citibank, N.A.
2.945/3 month USD-LIBOR-BBA/
Jul-28	Jul-18/2.945	29,845,000	101,175
(3.031)/3 month USD-LIBOR-BBA/
Jun-49	Jun-19/3.031	2,388,900	98,399
2.826/3 month USD-LIBOR-BBA/
Aug-28	Aug-18/2.826	14,966,700	38,764
2.884/3 month USD-LIBOR-BBA/
Jul-28	Jul-18/2.884	15,875,700	37,625
(3.115)/3 month USD-LIBOR-BBA/
Jul-28	Jul-18/3.115	29,845,000	1,492
2.47/3 month USD-LIBOR-BBA/
Aug-19	Aug-18/2.47	19,895,600	796
(1.091)/6 month EUR-EURIBOR-
Reuters/Jul-23	Jul-18/1.091	EUR 3,410,000	4
Credit Suisse International
3.056/3 month USD-LIBOR-BBA/
Sep-20	Sep-18/3.056	$26,542,900	84,672
2.8475/3 month USD-LIBOR-BBA/
Aug-28	Aug-18/2.8475	15,875,700	63,344
2.895/3 month USD-LIBOR-BBA/
Sep-20	Sep-18/2.895	26,542,900	57,333

PURCHASED SWAP OPTIONS OUTSTANDING(2.5%)* cont.
Counterparty		Notional/
Fixed right % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Credit Suisse International cont.
(3.056)/3 month USD-LIBOR-BBA/
Sep-20	Sep-18/3.056	$26,542,900	$38,487
(2.895)/3 month USD-LIBOR-BBA/
Sep-20	Sep-18/2.895	26,542,900	36,629
2.85/3 month USD-LIBOR-BBA/
Jul-28	Jul-18/2.85	14,966,700	34,723
2.80/3 month USD-LIBOR-BBA/
Jul-20	Jul-18/2.80	21,167,700	17,569
Goldman Sachs International
2.965/3 month USD-LIBOR-BBA/
Jul-28	Jul-18/2.965	29,933,300	158,646
1.673/3 month GBP-LIBOR-BBA/
Oct-48	Oct-18/1.673	GBP 2,455,000	105,073
1.522/3 month GBP-LIBOR-BBA/
Oct-28	Oct-18/1.522	GBP 6,309,000	82,264
3.04375/3 month USD-LIBOR-BBA/
Sep-19	Sep-18/3.04375	$42,335,300	57,999
3.005/3 month USD-LIBOR-BBA/
Sep-19	Sep-18/3.005	42,335,300	47,839
(3.005)/3 month USD-LIBOR-BBA/
Sep-19	Sep-18/3.005	42,335,300	46,569
(3.04375)/3 month USD-LIBOR-BBA/
Sep-19	Sep-18/3.04375	42,335,300	41,489
2.73375/3 month USD-LIBOR-BBA/
Sep-19	Sep-18/2.73375	42,335,300	31,328
2.70/3 month USD-LIBOR-BBA/
Sep-19	Sep-18/2.70	42,335,300	24,978
(2.70)/3 month USD-LIBOR-BBA/
Sep-19	Sep-18/2.70	42,335,300	23,708
(2.73375)/3 month USD-LIBOR-BBA/
Sep-19	Sep-18/2.73375	42,335,300	21,168
2.695/3 month USD-LIBOR-BBA/
Oct-23	Oct-18/2.695	4,178,100	5,808
(3.135)/3 month USD-LIBOR-BBA/
Jul-28	Jul-18/3.135	29,933,300	5,089
1.9175/3 month USD-LIBOR-BBA/
Oct-19	Oct-18/1.9175	18,105,000	18
JPMorgan Chase Bank N.A.
(1.919)/3 month USD-LIBOR-BBA/
Aug-19	Aug-18/1.919	49,739,000	512,809
1.376/6 month EUR-EURIBOR-Reuters/
Sep-29	Sep-19/1.376	EUR 6,240,000	246,084
1.758/6 month EUR-EURIBOR-Reuters/
Sep-49	Sep-19/1.758	EUR 2,489,000	229,219
(2.25)/3 month USD-LIBOR-BBA/
Aug-22	Aug-21/2.25	$22,382,600	198,310
(2.7575)/3 month USD-LIBOR-BBA/
Dec-37	Dec-27/2.7575	2,557,500	168,718
(2.795)/3 month USD-LIBOR-BBA/
Dec-37	Dec-27/2.795	2,557,500	165,010
2.795/3 month USD-LIBOR-BBA/
Dec-37	Dec-27/2.795	2,557,500	125,164
2.7575/3 month USD-LIBOR-BBA/
Dec-37	Dec-27/2.7575	2,557,500	122,274
2.25/3 month USD-LIBOR-BBA/
Aug-22	Aug-21/2.25	22,382,600	56,852
(2.68)/3 month USD-LIBOR-BBA/
Jul-20	Jul-18/2.68	19,895,600	50,336

16 Putnam VT Diversified Income Fund

PURCHASED SWAP OPTIONS OUTSTANDING(2.5%)* cont.
Counterparty		Notional/
Fixed right % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

JPMorgan Chase Bank N.A. cont.
(2.895)/3 month USD-LIBOR-BBA/
Sep-20	Sep-18/2.895	$31,851,500	$43,955
2.865/3 month USD-LIBOR-BBA/
Jul-28	Jul-18/2.865	9,977,800	30,333
0.882/3 month GBP-LIBOR-BBA/
Nov-19	Nov-18/0.882	GBP 17,050,000	11,701
(3.115)/3 month USD-LIBOR-BBA/
Jul-28	Jul-18/3.115	$9,977,800	9,978
1.919/3 month USD-LIBOR-BBA/
Aug-19	Aug-18/1.919	49,739,000	50
Morgan Stanley & Co. International PLC
3.00/3 month USD-LIBOR-BBA/
Apr-72	Apr-47/3.00	2,490,200	286,597
3.00/3 month USD-LIBOR-BBA/
Apr-72	Apr-47/3.00	2,490,200	286,473
2.9125/3 month USD-LIBOR-BBA/
Jul-28	Jul-18/2.9125	39,911,100	156,052
2.89/3 month USD-LIBOR-BBA/
Sep-28	Sep-18/2.89	19,955,600	155,654
(2.8225)/3 month USD-LIBOR-BBA/
Oct-20	Oct-18/2.8225	42,335,300	110,072
(2.92875)/3 month USD-LIBOR-BBA/
Nov-20	Nov-18/2.92875	21,167,700	53,978
2.745/3 month USD-LIBOR-BBA/
Aug-28	Aug-18/2.745	14,922,500	38,799
2.78/3 month USD-LIBOR-BBA/
Jul-20	Jul-18/2.78	21,167,700	12,277
(2.9525)/3 month USD-LIBOR-BBA/
Jul-28	Jul-18/2.9525	10,784,000	5,280
Total purchased swap options outstanding (cost $5,425,698) $5,233,673

SENIOR LOANS (1.6%)* [c]	Principal amount	Value

Academy, Ltd. bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 4.00%), 5.988%, 7/2/22	$77,676	$64,617
Air Methods Corp. bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 3.50%), 5.834%, 4/21/24	63,924	61,187
Avaya, Inc. bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 4.25%), 6.323%, 12/15/24	154,113	154,402
Azek Co., LLC (The) bank term loan FRN (BBA LIBOR
USD 3 Month + 3.75%), 4.75%, 5/5/24	40,000	39,975
BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 3.25%), 5.588%, 4/3/24	54,588	54,588
California Resources Corp. bank term loan FRN
(BBA LIBOR USD 3 Month + 4.75%), 6.838%, 11/17/22	120,000	121,950
CCC Information Services, Inc. bank term loan FRN
(BBA LIBOR USD 3 Month + 6.75%), 8.844%, 3/30/25	53,000	53,133
Chesapeake Energy Corp. bank term loan FRN (BBA
LIBOR USD 3 Month + 7.50%), 9.594%, 8/23/21	140,000	146,038
CPG International, Inc. bank term loan FRN (BBA
LIBOR USD 3 Month + 3.75%), 6.251%, 5/5/24	33,195	33,174
Eagleclaw Midstream Ventures, LLC bank term
loan FRN (BBA LIBOR USD 3 Month + 4.25%),
6.421%, 6/30/24	107,728	105,371
First Data Corp. bank term loan FRN (BBA LIBOR
USD 3 Month + 2.00%), 4.091%, 4/26/24	91,342	90,726
Forterra Finance, LLC bank term loan FRN (BBA
LIBOR USD 3 Month + 3.00%), 5.094%, 10/25/23	146,791	136,577
FTS International, Inc. bank term loan FRN
Ser. B, (BBA LIBOR USD 3 Month + 4.75%),
6.844%, 4/16/21	100,500	100,919

SENIOR LOANS (1.6%)* [c] cont.	Principal amount	Value

Gates Global, LLC bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 2.75%), 5.084%, 3/31/24	$57,181	$57,110
HFOTCO, LLC bank term loan FRN Ser. B1, (BBA
LIBOR USD 3 Month + 2.75%), 2.75%, 6/19/25	155,000	154,871
iHeartCommunications, Inc. bank term loan FRN
Ser. D, (BBA LIBOR USD 3 Month + 6.75%), 8.844%,
1/30/19 (In default) †	319,000	242,706
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR
USD 3 Month + 9.25%), 11.604%, 5/21/24	205,000	202,438
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR
USD 3 Month + 5.00%), 7.509%, 10/16/23	59,845	59,347
KCA Deutag Alpha, Ltd. bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 6.75%), 9.021%, 3/21/23	118,519	117,927
Kronos, Inc./MA bank term loan FRN (BBA LIBOR USD
3 Month + 8.25%), 10.608%, 11/1/24	80,000	82,600
Murray Energy Corp. bank term loan FRN Ser. B2,
(BBA LIBOR USD 3 Month + 7.25%), 9.344%, 4/17/20	80,000	75,400
Navistar, Inc. bank term loan FRN Ser. B, (BBA
LIBOR USD 3 Month + 3.50%), 5.53%, 11/6/24	264,338	264,888
Neiman Marcus Group, Ltd., Inc. bank term loan
FRN (BBA LIBOR USD 3 Month + 3.25%),
5.263%, 10/25/20	136,885	121,075
Oryx Southern Delaware Holdings, LLC bank term
loan FRN Ser. B, (BBA LIBOR USD 3 Month
+ 3.25%), 5.267%, 2/28/25	84,788	83,834
Rackspace Hosting, Inc. bank term loan FRN
(BBA LIBOR USD 3 Month + 3.00%), 5.363%, 11/3/23	69,474	68,518
Revlon Consumer Products Corp. bank term loan
FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%),
5.594%, 9/7/23	190,677	147,775
Robertshaw Holdings Corp. bank term loan FRN
(BBA LIBOR USD 3 Month + 8.00%), 9.873%, 2/28/26	75,000	73,500
Robertshaw Holdings Corp. bank term loan FRN
(BBA LIBOR USD 3 Month + 3.50%), 5.373%, 2/28/25	79,800	79,601
Talbots, Inc. (The) bank term loan FRN (BBA LIBOR
USD 3 Month + 8.50%), 10.594%, 3/19/21	59,964	58,016
Talbots, Inc. (The) bank term loan FRN (BBA LIBOR
USD 3 Month + 4.50%), 6.594%, 3/19/20	96,410	94,964
Titan Acquisition, Ltd. (United Kingdom) bank
term loan FRN Ser. B, (BBA LIBOR USD 3 Month
+ 3.00%), 5.202%, 3/28/25	104,738	103,094
Werner Finco LP bank term loan FRN Ser. B, (BBA
LIBOR USD 3 Month + 4.00%), 5.983%, 7/24/24	59,850	59,850
Total senior loans (cost $3,436,065)		$3,310,171

CONVERTIBLE BONDS AND NOTES (1.1%)*	Principal amount	Value

Basic materials (—%)
Cemex SAB de CV cv. unsec. sub. notes 3.72%,
3/15/20, (Mexico)	$17,000	$17,052
Patrick Industries, Inc. 144A cv. sr. unsec.
notes 1.00%, 2/1/23	20,000	18,660
		35,712
Capital goods (0.1%)
Aerojet Rocketdyne Holdings, Inc. cv. sr. unsec.
sub. notes 2.25%, 12/15/23	17,000	21,965
Dycom Industries, Inc. cv. sr. unsec.
notes 0.75%, 9/15/21	27,000	31,267
Greenbrier Cos., Inc. (The) cv. sr. unsec.
notes 2.875%, 2/1/24	16,000	18,412
Horizon Global Corp. cv. sr. unsec.
unsub. notes 2.75%, 7/1/22	16,000	11,183
II-VI, Inc. 144A cv. sr. unsec. notes 0.25%, 9/1/22	12,000	13,400
Kaman Corp. cv. sr. unsec. notes 3.25%, 5/1/24	23,000	27,738
		123,965

Putnam VT Diversified Income Fund 17

CONVERTIBLE BONDS
AND NOTES (1.1%)* cont.	Principal amount	Value

Communication services (—%)
DISH Network Corp. cv. sr. unsec. notes
3.375%, 8/15/26	$51,000	$49,398
RingCentral, Inc. 144A cv. sr. unsec.
notes zero %, 3/15/23	12,000	12,709
		62,107
Consumer cyclicals (0.1%)
Caesars Entertainment Corp. cv. sr. unsec.
notes 5.00%, 10/1/24	11,075	18,941
Euronet Worldwide, Inc. cv. sr. unsec.
bonds 1.50%, 10/1/44	17,000	20,833
Liberty Interactive, LLC 144A cv. sr. unsec.
bonds 1.75%, 9/30/46	41,000	44,681
Liberty Media Corp. cv. sr. unsec. bonds
1.375%, 10/15/23	44,000	54,735
Liberty Media Corp. cv. sr. unsec. notes
1.00%, 1/30/23	4,000	4,678
Live Nation Entertainment, Inc.
144A cv. sr. unsec. notes 2.50%, 3/15/23	20,000	20,708
Macquarie Infrastructure Corp. cv. sr. unsec.
unsub. notes 2.00%, 10/1/23	16,000	14,190
Navistar International Corp. cv. sr. unsec.
sub. bonds 4.75%, 4/15/19	12,000	12,367
Priceline Group, Inc. (The) cv. sr. unsec.
unsub. notes 0.35%, 6/15/20	36,000	55,733
Square, Inc. cv. sr. unsec. unsub. notes
0.375%, 3/1/22	6,000	16,199
Square, Inc. 144A cv. sr. unsec. notes
0.50%, 5/15/23	20,000	21,388
		284,453
Consumer staples (0.1%)
Chegg, Inc. 144A cv. sr. unsec. notes
0.25%, 5/15/23	9,000	10,655
IAC FinanceCo, Inc. 144A cv. company
guaranty sr. unsec. notes 0.875%, 10/1/22	15,000	17,457
Liberty Expedia Holdings, Inc. cv. sr. unsec.
unsub. bonds 1.00%, 6/30/47	42,000	41,477
Vector Group, Ltd. cv. sr. unsec.
sub. notes 1.75%, 4/15/20	21,000	22,101
Wayfair, Inc. 144A cv. sr. unsec.
sub. notes 0.375%, 9/1/22	15,000	19,324
		111,014
Energy (0.1%)
CHC Group, LLC/CHC Finance Ltd. cv. notes
Ser. AI, zero %, 10/1/20, (acquired 2/2/17,
cost $24,845) (Cayman Islands) ∆∆	35,887	35,887
Cheniere Energy, Inc. cv. sr. unsec.
unsub. notes 4.25%, 3/15/45	6,000	4,750
Chesapeake Energy Corp. cv. company
guaranty sr. unsec. notes 5.50%, 9/15/26	28,000	28,456
Oasis Petroleum, Inc. cv. sr. unsec.
notes 2.625%, 9/15/23	21,000	27,247
Whiting Petroleum Corp. cv. company
guaranty sr. unsec. unsub. notes 1.25%, 4/1/20	34,000	32,451
		128,791
Financials (—%)
Blackstone Mortgage Trust, Inc. cv. sr. unsec.
notes 4.75%, 3/15/23 R	14,000	13,568
Heritage Insurance Holdings, Inc.
144A cv. company guaranty sr. unsec.
bonds 5.875%, 8/1/37	12,000	15,104
IH Merger Sub, LLC cv. company
guaranty sr. unsec. notes 3.50%, 1/15/22 R	29,000	32,295

CONVERTIBLE BONDS
AND NOTES (1.1%)* cont.	Principal amount	Value

Financials cont.
JPMorgan Chase Financial Co., LLC cv. company
guaranty sr. unsec. notes 0.25%, 5/1/23	$20,000	$19,150
Starwood Property Trust, Inc. cv. sr. unsec.
unsub. notes 4.00%, 1/15/19 R	18,000	20,036
		100,153
Health care (0.2%)
BioMarin Pharmaceutical, Inc. cv. sr. unsec.
sub. notes 0.599%, 8/1/24	34,000	34,347
Clovis Oncology, Inc. cv. sr. unsec. notes
1.25%, 5/1/25	23,000	21,181
Exact Sciences Corp. cv. sr. unsec. notes
1.00%, 1/15/25	9,000	9,466
Insmed, Inc. cv. sr. unsec. sub. notes
1.75%, 1/15/25	15,000	13,770
Insulet Corp. 144A cv. sr. unsec. notes
1.375%, 11/15/24	12,000	13,479
Ironwood Pharmaceuticals, Inc. cv. sr. unsec.
notes 2.25%, 6/15/22	13,000	17,240
Jazz Investments I, Ltd. cv. company guaranty
sr. unsec. sub. bonds 1.875%, 8/15/21, (Ireland)	56,000	60,877
Medicines Co. (The) cv. sr. unsec. notes
2.50%, 1/15/22	38,000	46,170
Neurocrine Biosciences, Inc. cv. sr. unsec.
notes 2.25%, 5/15/24	12,000	17,319
Nevro Corp. cv. sr. unsec. unsub. notes
1.75%, 6/1/21	13,000	14,116
Pacira Pharmaceuticals, Inc./Delaware cv. sr.
unsec. sub. notes 2.375%, 4/1/22	24,000	22,245
Supernus Pharmaceuticals, Inc.
144A cv. sr. unsec. notes 0.625%, 4/1/23	16,000	19,499
Teladoc, Inc. 144A cv. sr. unsec. notes
1.375%, 5/15/25	21,000	26,421
Wright Medical Group, Inc. cv. sr. unsec.
notes 2.00%, 2/15/20	21,000	22,719
		338,849
Technology (0.5%)
Akamai Technologies, Inc. 144A cv. sr. unsec.
notes 0.125%, 5/1/25	18,000	18,024
Carbonite, Inc. cv. sr. unsec.
unsub. notes 2.50%, 4/1/22	10,000	14,825
Citrix Systems, Inc. cv. sr. unsec. notes
0.50%, 4/15/19	10,000	14,520
Coupa Software, Inc. 144A cv. sr. unsec.
notes 0.375%, 1/15/23	19,000	28,425
Cypress Semiconductor Corp. cv. sr. unsec.
notes 4.50%, 1/15/22	20,000	26,513
Everbridge, Inc. cv. sr. unsec.
unsub. notes 1.50%, 11/1/22	13,000	19,492
Finisar Corp. cv. sr. unsec. unsub. bonds
0.50%, 12/15/36	16,000	14,522
HubSpot, Inc. cv. sr. unsec. notes 0.25%, 6/1/22	19,000	27,143
Inphi Corp. cv. sr. unsec. notes 0.75%, 9/1/21	18,000	16,820
Integrated Device Technology, Inc. cv. sr. unsec.
unsub. notes 0.875%, 11/15/22	24,000	27,350
Intel Corp. cv. jr. unsec. sub. notes 3.25%, 8/1/39	23,000	55,050
J2 Global, Inc. cv. sr. unsec. notes 3.25%, 6/15/29	21,000	28,378
Jazz US Holdings, Inc. cv. company
guaranty sr. unsec. notes 8.00%, 12/31/18	4,000	8,827
Microchip Technology, Inc. cv. sr. unsec.
sub. notes 1.625%, 2/15/27	78,000	90,695

18 Putnam VT Diversified Income Fund

CONVERTIBLE BONDS
AND NOTES (1.1%)* cont.	Principal amount	Value

Technology cont.
Micron Technology, Inc. cv. sr. unsec.
bonds 3.00%, 11/15/43	$34,000	$61,229
Nice Systems, Inc. cv. company
guaranty sr. unsec. notes 1.25%, 1/15/24	20,000	26,501
Novellus Systems, Inc. cv. company
guaranty sr. unsec. notes 2.625%, 5/15/41	11,000	57,067
Nuance Communications, Inc. cv. sr. unsec.
notes 1.25%, 4/1/25	15,000	14,102
Nutanix, Inc. 144A cv. sr. unsec. notes zero %, 1/15/23	18,000	22,224
Okta, Inc. 144A cv. sr. unsec. notes 0.25%, 2/15/23	19,000	23,453
ON Semiconductor Corp. cv. company guaranty
sr. unsec. unsub. notes 1.625%, 10/15/23	20,000	25,311
ON Semiconductor Corp. cv. company
guaranty sr. unsec. unsub. notes 1.00%, 12/1/20	15,000	19,734
OSI Systems, Inc. cv. sr. unsec.
unsub. notes 1.25%, 9/1/22	24,000	23,222
Proofpoint, Inc. cv. sr. unsec.
unsub. notes 0.75%, 6/15/20	23,000	33,734
RealPage, Inc. cv. sr. unsec. notes 1.50%, 11/15/22	28,000	39,675
Red Hat, Inc. cv. sr. unsec. unsub. bonds
0.25%, 10/1/19	18,000	32,796
ServiceNow, Inc. cv. sr. unsec.
unsub. bonds zero %, 11/1/18	3,000	6,986
ServiceNow, Inc. cv. sr. unsec.
unsub. notes zero %, 6/1/22	21,000	28,447
Teradyne, Inc. cv. sr. unsec. notes 1.25%, 12/15/23	20,000	26,622
TTM Technologies, Inc. cv. sr. unsec.
notes 1.75%, 12/15/20	12,000	22,360
Twitter, Inc. cv. sr. unsec. unsub. bonds
1.00%, 9/15/21	24,000	23,223
Twitter, Inc. 144A cv. sr. unsec. notes 0.25%, 6/15/24	10,000	10,330
Vocera Communications, Inc. 144A cv. sr. unsec.
notes 1.50%, 5/15/23	12,000	13,323
Western Digital Corp. 144A cv. company
guaranty sr. unsec. notes 1.50%, 2/1/24	17,000	17,187
Wix.com, Ltd. 144A cv. sr. unsec. notes zero %,
7/1/23, (Israel)	12,000	11,836
Workday, Inc. 144A cv. sr. unsec. notes
0.25%, 10/1/22	21,000	22,045
		951,991
Transportation (—%)
Air Transport Services Group, Inc.
144A cv. sr. unsec. notes 1.125%, 10/15/24	28,000	27,281
Scorpio Tankers, Inc. 144A cv. sr. unsec.
sub. notes 2.375%, 7/1/19	15,000	14,534
		41,815

Total convertible bonds and notes (cost $2,019,342)		$2,178,850

COMMON STOCKS (0.1%)*	Shares	Value

Avaya Holdings Corp. †	4,869	$97,769
Caesars Entertainment Corp. †	2,065	22,096
CHC Group, LLC (Units) (acquired 3/23/17,
cost $10,107) (Cayman Islands) † ∆∆	697	5,053
Halcon Resources Corp. †	11,413	50,103
MWO Holdings, LLC (Units) F	98	7,938
Nine Point Energy F	648	8,916
SandRidge Energy, Inc. †	3,221	57,141
Tervita Corp. Class A (Canada)	191	1,453

COMMON STOCKS (0.1%)* cont.	Shares	Value

Texas Competitive Electric Holdings Co., LLC/TCEH
Finance, Inc. (Rights)	10,369	$5,599
Tribune Media Co. Class 1C	55,356	19,375
Total common stocks (cost $375,491)		$275,443

PREFERRED STOCKS (0.1%)*	Shares	Value

GMAC Capital Trust I Ser. 2, $1.91 cum. ARP	6,980	$183,574
Total preferred stocks (cost $175,813)		$183,574

PURCHASED OPTIONS	Expiration
OUTSTANDING (0.1%)*	date/	Notional	Contract
Counterparty	Strike price	amount	amount		Value

Barclays Bank PLC
NOK/SEK (Put)	Jul-18/SEK 1.08	$1,719,847	NOK	14,007,037	$419

Goldman Sachs International
NOK/SEK (Put)	Jul-18/SEK 1.08	1,719,847	NOK	14,007,037	420

HSBC Bank USA, National Association
EUR/SEK (Put)	Aug-18/SEK 10.00	6,907,712	EUR	5,915,150	1,533
NOK/SEK (Put)	Jul-18/SEK 1.07	1,719,847	NOK	14,007,038	334

JPMorgan Chase Bank N.A.
Federal National Mortgage
Association 30 yr 2.50%
TBA commitments (Call)	Jul-18/$93.22	3,000,000	$3,000,000		17,112
Federal National Mortgage
Association 30 yr 3.00%
TBA commitments (Call)	Jul-18/96.48	16,000,000	16,000,000		68,848
Federal National Mortgage
Association 30 yr 3.50%
TBA commitments (Put)	Sep-18/98.84	10,000,000	10,000,000		35,480
Federal National Mortgage
Association 30 yr 3.50%
TBA commitments (Put)	Sep-18/98.68	10,000,000	10,000,000		30,470
Federal National Mortgage
Association 30 yr 3.50%
TBA commitments (Put)	Sep-18/98.52	10,000,000	10,000,000		26,080
Federal National Mortgage
Association 30 yr 3.50%
TBA commitments (Put)	Jul-18/98.91	10,000,000	10,000,000		720
Federal National Mortgage
Association 30 yr 3.50%
TBA commitments (Put)	Jul-18/98.75	10,000,000	10,000,000		260
Federal National Mortgage
Association 30 yr 3.50%
TBA commitments (Put)	Jul-18/98.59	10,000,000	10,000,000		80
Total purchased options outstanding (cost $473,342)			$181,756

CONVERTIBLE PREFERRED STOCKS (—%)*	Shares	Value

Nine Point Energy 6.75% cv. pfd.	13	$14,345
Total convertible preferred stocks (cost $13,000)		$14,345

Expiration
WARRANTS (—%)* †	date	Strike price	Warrants	Value

Halcon Resources Corp.	9/9/20	$14.04	3,100	$1,237
Total warrants (cost $—)				$1,237

Putnam VT Diversified Income Fund 19

	Principal amount/
SHORT-TERM INVESTMENTS (19.5%)*		shares		Value

Argentina (Republic of) Central bank letters
with effective yields ranging from 28.01%
to 29.31%, 8/15/18 (Argentina)	ARS	14,912,000		$491,099
Argentina (Republic of) Treasury bills
with effective yields ranging from 24.66%
to 25.05%, 9/19/18 (Argentina)	ARS	21,280,000		674,392
Putnam Short Term Investment
Fund 2.04% L		Shares	27,735,103	27,735,103
State Street Institutional U.S. Government
Money Market Fund, Premier Class 1.82% P		Shares	860,000	860,000
U.S. Treasury Bills 1.932%, 9/13/18 # ∆ §		$5,068,000		5,048,680
U.S. Treasury Bills 1.910%, 9/6/18 # ∆ §		2,027,000		2,020,023
U.S. Treasury Bills 1.905%, 8/16/18 §		218,000		217,502
U.S. Treasury Bills 1.900%, 9/20/18 §		125,000		124,479
U.S. Treasury Bills 1.883%, 8/9/18 # ∆		46,000		45,912
U.S. Treasury Bills 1.838%, 7/19/18 # ∆ §		470,000		469,614
U.S. Treasury Bills 1.747%, 7/12/18 # ∆ §		1,863,000		1,862,133
U.S. Treasury Bills 1.640%, 7/5/18 §		796,000		795,890
Total short-term investments (cost $41,051,708)				$40,344,827

Total investments (cost $279,218,447)				$277,668,897

Key to holding’s currency abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD/$	United States Dollar
ZAR	South African Rand

Key to holding’s abbreviations

ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
bp	Basis Points
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2018 through June 30, 2018 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $207,115,186.

† This security is non-income-producing.

†† The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

∆∆ This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $40,940, or less than 0.1% of net assets.

‡‡ Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $201,538 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

∆ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $3,135,671 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $6,994,049 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

F This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities’ valuation inputs (Note 1).

i This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period (Note 1).

R Real Estate Investment Trust.

W The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.

At the close of the reporting period, the fund maintained liquid assets totaling $48,652,274 to cover certain derivative contracts and delayed delivery securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

20 Putnam VT Diversified Income Fund

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):

United States	87.2%	Mexico	0.8%
Argentina	2.5	Indonesia	0.8
Greece	2.2	United Kingdom	0.5
Brazil	1.2	Other	3.6
Canada	1.2	Total	100.0%

FORWARD CURRENCY CONTRACTS at 6/30/18 (aggregate face value $115,887,286) (Unaudited)						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Bank of America N.A.
	Australian Dollar	Buy	7/18/18	$2,282,894	$2,400,664	$(117,770)
	British Pound	Sell	9/19/18	869,535	862,686	(6,849)
	Canadian Dollar	Buy	7/18/18	7,685	7,728	(43)
	Euro	Sell	9/19/18	1,312,515	1,319,235	6,720
	Japanese Yen	Sell	8/16/18	845,230	860,587	15,357
	New Taiwan Dollar	Sell	8/16/18	1,967	13,155	11,188
	New Zealand Dollar	Sell	7/18/18	843,035	877,393	34,358
	Norwegian Krone	Buy	9/19/18	1,870,992	1,866,814	4,178
	Swedish Krona	Sell	9/19/18	1,502,588	1,529,403	26,815
Barclays Bank PLC
	Australian Dollar	Buy	7/18/18	1,930,768	2,003,446	(72,678)
	British Pound	Buy	9/19/18	1,224,315	1,241,122	(16,807)
	Canadian Dollar	Sell	7/18/18	755,695	761,284	5,589
	Euro	Sell	9/19/18	2,185,489	2,191,569	6,080
	Hong Kong Dollar	Sell	8/16/18	229,369	229,354	(15)
	Japanese Yen	Sell	8/16/18	208,033	204,218	(3,815)
	Norwegian Krone	Buy	9/19/18	1,310,280	1,308,136	2,144
	Swedish Krona	Sell	9/19/18	751,502	771,346	19,844
Citibank, N.A.
	Australian Dollar	Buy	7/18/18	1,898,946	1,984,266	(85,320)
	Brazilian Real	Buy	7/3/18	882,229	1,043,806	(161,577)
	Brazilian Real	Sell	7/3/18	882,229	1,042,883	160,654
	British Pound	Sell	9/19/18	519,523	525,995	6,472
	Canadian Dollar	Buy	7/18/18	1,143,890	1,161,304	(17,414)
	Canadian Dollar	Sell	7/18/18	1,143,890	1,130,452	(13,438)
	Euro	Sell	9/19/18	875,441	876,508	1,067
	Japanese Yen	Buy	8/16/18	429,600	437,885	(8,285)
	New Zealand Dollar	Sell	7/18/18	328,219	348,448	20,229
	Norwegian Krone	Buy	9/19/18	453,695	452,958	737
	Swedish Krona	Sell	9/19/18	1,779,395	1,821,860	42,465
Credit Suisse International
	Australian Dollar	Buy	7/18/18	1,915,967	1,976,390	(60,423)
	British Pound	Sell	9/19/18	107,930	112,188	4,258
	Canadian Dollar	Buy	7/18/18	857,652	884,937	(27,285)
	Canadian Dollar	Sell	7/18/18	857,652	898,017	40,365
	Euro	Sell	9/19/18	1,312,397	1,319,158	6,761
	Japanese Yen	Sell	8/16/18	1,046,958	1,060,034	13,076
	New Zealand Dollar	Buy	7/18/18	866,537	881,587	(15,050)
	New Zealand Dollar	Sell	7/18/18	866,537	884,967	18,430
	Swedish Krona	Sell	9/19/18	2,069,982	2,107,321	37,339
Goldman Sachs International
	Australian Dollar	Buy	7/18/18	650,298	815,903	(165,605)
	Brazilian Real	Buy	7/3/18	1,650,003	1,883,869	(233,866)
	Brazilian Real	Sell	7/3/18	1,650,003	1,928,074	278,071

Putnam VT Diversified Income Fund 21

FORWARD CURRENCY CONTRACTS at 6/30/18 (aggregate face value $115,887,286) (Unaudited) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Goldman Sachs International cont.
	Brazilian Real	Sell	10/2/18	$84,164	$86,929	$2,765
	British Pound	Sell	9/19/18	681,352	689,125	7,773
	Canadian Dollar	Buy	7/18/18	283,576	293,654	(10,078)
	Chinese Yuan (Offshore)	Buy	8/16/18	1,159	23,367	(22,208)
	Euro	Sell	9/19/18	422,157	416,900	(5,257)
	Japanese Yen	Buy	8/16/18	438,161	443,623	(5,462)
	New Taiwan Dollar	Sell	8/16/18	5,029	7,973	2,944
	New Zealand Dollar	Sell	7/18/18	4,390,190	4,579,406	189,216
	Norwegian Krone	Buy	9/19/18	11,424,919	11,415,511	9,408
	South African Rand	Buy	7/18/18	119,460	157,140	(37,680)
	Swedish Krona	Sell	9/19/18	1,440,616	1,499,767	59,151
HSBC Bank USA, National Association
	Australian Dollar	Buy	7/18/18	1,447,281	1,519,317	(72,036)
	British Pound	Buy	9/19/18	863,708	873,668	(9,960)
	Chinese Yuan (Offshore)	Buy	8/16/18	1,174	23,103	(21,929)
	Japanese Yen	Sell	8/16/18	863,426	863,371	(55)
	Mexican Peso	Buy	7/18/18	235,754	254,453	(18,699)
	New Zealand Dollar	Sell	7/18/18	978,360	1,003,522	25,162
	Swedish Krona	Sell	9/19/18	1,511,112	1,538,981	27,869
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	7/18/18	182,872	275,437	(92,565)
	British Pound	Buy	9/19/18	265,786	266,419	(633)
	Canadian Dollar	Sell	7/18/18	330,216	352,570	22,354
	Euro	Sell	9/19/18	883,663	882,168	(1,495)
	Japanese Yen	Sell	8/16/18	552,105	538,494	(13,611)
	New Zealand Dollar	Sell	7/18/18	1,210,267	1,292,581	82,314
	Norwegian Krone	Buy	9/19/18	2,526,575	2,520,839	5,736
	Russian Ruble	Buy	9/19/18	860,609	870,969	(10,360)
	Russian Ruble	Sell	9/19/18	860,609	866,507	5,898
	Swedish Krona	Sell	9/19/18	2,865,745	2,914,385	48,640
	Swiss Franc	Buy	9/19/18	39,137	39,165	(28)
NatWest Markets PLC
	Canadian Dollar	Buy	7/18/18	864,423	854,331	10,092
	Canadian Dollar	Sell	7/18/18	864,423	860,575	(3,848)
	Euro	Sell	9/19/18	779,945	775,547	(4,398)
	Japanese Yen	Buy	8/16/18	859,744	861,875	(2,131)
	Swedish Krona	Sell	9/19/18	1,888,222	1,933,040	44,818
State Street Bank and Trust Co.
	Australian Dollar	Buy	7/18/18	2,480,863	2,602,543	(121,680)
	British Pound	Sell	9/19/18	473,040	478,014	4,974
	Canadian Dollar	Sell	7/18/18	77,152	63,841	(13,311)
	Euro	Sell	9/19/18	4,149,680	4,151,009	1,329
	Japanese Yen	Buy	8/16/18	428,036	431,001	(2,965)
	New Zealand Dollar	Sell	7/18/18	1,533,610	1,599,572	65,962
	Norwegian Krone	Buy	9/19/18	3,390,821	3,387,517	3,304
	Swedish Krona	Sell	9/19/18	4,916,578	5,027,935	111,357
UBS AG
	Australian Dollar	Buy	7/18/18	2,225,613	2,315,255	(89,642)
	British Pound	Sell	9/19/18	8,476	8,577	101
	Canadian Dollar	Sell	7/18/18	7,913	27,084	19,171
	Euro	Sell	9/19/18	1,898,648	1,900,935	2,287
	Japanese Yen	Sell	8/16/18	848,249	854,269	6,020

22 Putnam VT Diversified Income Fund

FORWARD CURRENCY CONTRACTS at 6/30/18 (aggregate face value $115,887,286) (Unaudited) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
UBS AG cont.
	New Zealand Dollar	Sell	7/18/18	$1,997,357	$2,131,082	$133,725
	Norwegian Krone	Buy	9/19/18	1,655,235	1,651,298	3,937
	Swedish Krona	Sell	9/19/18	1,060,339	1,097,896	37,557
WestPac Banking Corp.
	Australian Dollar	Buy	7/18/18	1,605,063	1,681,579	(76,516)
	Canadian Dollar	Buy	7/18/18	45,576	45,418	158
	Canadian Dollar	Sell	7/18/18	45,576	45,786	210
	Japanese Yen	Sell	8/16/18	558,107	565,013	6,906
Unrealized appreciation						1,703,335
Unrealized (depreciation)						(1,642,787)
Total						$60,548

* The exchange currency for all contracts listed is the United States Dollar.

FUTURES
CONTRACTS
OUTSTANDING	Number				Unrealized
at 6/30/18	of	Notional		Expiration	appreciation/
(Unaudited)	contracts	amount	Value	date	(depreciation)
Euro-BTP Italian
Government
Bond (Long)	18	$2,674,636	$2,674,636	Sep-18	$20,758
Euro-Bund 10 yr
(Short)	39	7,403,210	7,403,210	Sep-18	(52,489)
Euro-OAT 10 yr
(Short)	6	1,082,831	1,082,831	Sep-18	(9,547)
U.S. Treasury
Note Ultra 10 yr
(Long)	23	2,949,391	2,949,391	Sep-18	35,016
Unrealized appreciation					55,774
Unrealized (depreciation)					(62,036)
Total					$(6,262)

WRITTEN SWAP OPTIONS OUTSTANDING at 6/30/18 (premiums $5,852,898)
(Unaudited)
Counterparty
Fixed Obligation % to receive		Notional/
or (pay)/Floating rate index/	Expiration	Contract
Maturity date	date/strike	amount	Value
Bank of America N.A.
(2.2625)/3 month
USD-LIBOR-BBA/Aug-19	Aug-18/2.2625	$22,382,600	$224
(1.9325)/3 month
USD-LIBOR-BBA/Aug-20	Aug-19/1.9325	49,739,000	12,932
2.2625/3 month
USD-LIBOR-BBA/Aug-19	Aug-18/2.2625	22,382,600	138,996
1.9325/3 month
USD-LIBOR-BBA/Aug-20	Aug-19/1.9325	49,739,000	519,773
Barclays Bank PLC
2.9425/3 month
USD-LIBOR-BBA/Jul-28	Jul-18/2.9425	4,313,600	3,321
(2.9425)/3 month
USD-LIBOR-BBA/Jul-28	Jul-18/2.9425	4,313,600	7,635
2.813/3 month
USD-LIBOR-BBA/Jan-21	Jan-19/2.813	21,287,000	101,965
(2.98)/3 month
USD-LIBOR-BBA/Jul-28	Jul-18/2.98	14,966,700	109,257
Citibank, N.A.
1.291/6 month EUR-
EURIBOR-Reuters/Jul-23	Jul-18/1.291	EUR 5,422,000	6
(2.6325)/3 month
USD-LIBOR-BBA/Aug-19	Aug-18/2.6325	$19,895,600	1,990

WRITTEN SWAP OPTIONS OUTSTANDING at 6/30/18
(premiums $5,852,898) (Unaudited) cont.
Counterparty
Fixed Obligation % to receive		Notional/
or (pay)/Floating rate index/	Expiration	Contract
Maturity date	date/strike	amount	Value
Citibank, N.A. cont.
(2.739)/3 month
USD-LIBOR-BBA/Jul-28	Jul-18/2.739	$15,875,700	$5,557
3.03/3 month
USD-LIBOR-BBA/Jul-28	Jul-18/3.03	14,922,500	6,118
3.126/3 month
USD-LIBOR-BBA/Aug-28	Aug-18/3.126	14,966,700	18,409
3.029/3 month
USD-LIBOR-BBA/Jul-28	Jul-18/3.029	15,875,700	20,321
3.09/3 month
USD-LIBOR-BBA/Jun-24	Jun-19/3.09	10,617,200	97,572
(3.03)/3 month
USD-LIBOR-BBA/Jul-28	Jul-18/3.03	14,922,500	134,153
2.663/3 month
USD-LIBOR-BBA/Jan-21	Jan-19/2.663	21,287,000	142,410
Credit Suisse International
3.3575/3 month
USD-LIBOR-BBA/Aug-28	Aug-18/3.3575	15,875,700	4,128
3.10/3 month
USD-LIBOR-BBA/Jul-28	Jul-18/3.10	14,966,700	13,919
(2.915)/3 month
USD-LIBOR-BBA/Jul-28	Jul-18/2.915	4,762,700	20,432
2.973/3 month
USD-LIBOR-BBA/Sep-22	Sep-18/2.973	26,542,900	74,320
(2.973)/3 month
USD-LIBOR-BBA/Sep-22	Sep-18/2.973	26,542,900	140,677
Goldman Sachs International
(2.3025)/3 month
USD-LIBOR-BBA/Oct-19	Oct-18/2.3025	39,791,200	5,571
3.05/3 month
USD-LIBOR-BBA/Jul-28	Jul-18/3.05	14,966,700	10,776
2.8875/3 month
USD-LIBOR-BBA/Sep-20	Sep-18/2.8875	42,335,300	60,116
2.85/3 month
USD-LIBOR-BBA/Sep-20	Sep-18/2.85	42,335,300	68,583
(2.85)/3 month
USD-LIBOR-BBA/Sep-20	Sep-18/2.85	42,335,300	69,853
(2.8875)/3 month
USD-LIBOR-BBA/Sep-20	Sep-18/2.8875	42,335,300	87,634
(3.05)/3 month
USD-LIBOR-BBA/Jul-28	Jul-18/3.05	14,966,700	163,885

Putnam VT Diversified Income Fund 23

WRITTEN SWAP OPTIONS OUTSTANDING at 6/30/18
(premiums $5,852,898) (Unaudited) cont.
Counterparty
Fixed Obligation % to receive			Notional/
or (pay)/Floating rate index/	Expiration		Contract
Maturity date	date/strike		amount	Value
Goldman Sachs International cont.
(1.6975)/3 month
GBP-LIBOR-BBA/Oct-38	Oct-18/1.6975	GBP	6,820,000	$209,896
2.01/6 month EUR-EURIBOR-
Reuters/Dec-37	Dec-27/2.01	EUR	3,410,000	264,936
(2.01)/6 month
EUR-EURIBOR-Reuters/
Dec-37	Dec-27/2.01	EUR	3,410,000	268,360
JPMorgan Chase Bank N.A.
(2.25)/3 month
USD-LIBOR-BBA/Aug-19	Aug-18/2.25		$22,382,600	224
(1.919)/3 month
USD-LIBOR-BBA/Aug-20	Aug-19/1.919		49,739,000	12,435
3.055/3 month
USD-LIBOR-BBA/Sep-20	Sep-18/3.055		31,851,500	13,696
2.975/3 month
USD-LIBOR-BBA/Sep-20	Sep-18/2.975		31,851,500	25,481
(1.106)/3 month
GBP-LIBOR-BBA/Nov-27	Nov-22/1.106	GBP	3,751,000	68,563
2.25/3 month
USD-LIBOR-BBA/Aug-19	Aug-18/2.25		$22,382,600	141,458
2.77/3 month
USD-LIBOR-BBA/Jan-21	Jan-19/2.77		39,791,200	206,516
(1.733)/6 month
EUR-EURIBOR-Reuters/
Sep-39	Sep-19/1.733	EUR	6,820,000	452,937
1.919/3 month
USD-LIBOR-BBA/Aug-20	Aug-19/1.919		$49,739,000	525,741
Morgan Stanley & Co. International PLC
3.0625/3 month
USD-LIBOR-BBA/Jul-28	Jul-18/3.0625		10,784,000	11
(2.8425)/3 month
USD-LIBOR-BBA/Jul-28	Jul-18/2.8425		10,784,000	108
(2.8525)/3 month
USD-LIBOR-BBA/Jul-28	Jul-18/2.8525		4,762,700	8,335
3.1225/3 month
USD-LIBOR-BBA/Jul-28	Jul-18/3.1225		19,955,600	11,574
3.255/3 month
USD-LIBOR-BBA/Aug-28	Aug-18/3.255		14,922,500	15,967
3.24/3 month
USD-LIBOR-BBA/Sep-28	Sep-18/3.24		9,977,800	22,350
2.75/3 month
USD-LIBOR-BBA/Aug-20	Aug-18/2.75		21,167,700	54,824
3.02/3 month
USD-LIBOR-BBA/Jul-28	Jul-18/3.02		30,126,800	75,618
2.655/3 month
USD-LIBOR-BBA/Jul-20	Jul-18/2.655		42,335,300	114,305
(2.99)/3 month
USD-LIBOR-BBA/Sep-28	Sep-18/2.99		9,977,800	120,033
(2.9725)/3 month
USD-LIBOR-BBA/Jul-28	Jul-18/2.9725		19,955,600	132,306
(3.00)/3 month
USD-LIBOR-BBA/Apr-48	Apr-25/3.00		2,490,200	247,750
(3.00)/3 month
USD-LIBOR-BBA/Apr-48	Apr-25/3.00		2,490,200	247,999
(3.02)/3 month
USD-LIBOR-BBA/Jul-28	Jul-18/3.02		30,126,800	299,159
Total				$5,581,115

WRITTEN OPTIONS OUTSTANDING at 6/30/18 (premiums $418,750)
(Unaudited)
	Expiration
	date/strike	Notional	Contract
Counterparty	price	amount	amount	Value
JPMorgan Chase Bank N.A.
Federal National
Mortgage Association
30 yr 2.50% TBA
commitments (Put)	Jul-18/$93.22	$3,000,000	$3,000,000	$939
Federal National
Mortgage Association
30 yr 3.00% TBA
commitments (Put)	Jul-18/96.48	16,000,000	16,000,000	5,104
Federal National
Mortgage Association
30 yr 3.50% TBA
commitments (Put)	Sep-18/98.27	10,000,000	10,000,000	20,050
Federal National
Mortgage Association
30 yr 3.50% TBA
commitments (Put)	Sep-18/98.11	10,000,000	10,000,000	17,050
Federal National
Mortgage Association
30 yr 3.50% TBA
commitments (Put)	Sep-18/97.95	10,000,000	10,000,000	14,470
Federal National
Mortgage Association
30 yr 3.50% TBA
commitments (Put)	Sep-18/97.70	10,000,000	10,000,000	10,980
Federal National
Mortgage Association
30 yr 3.50% TBA
commitments (Put)	Sep-18/97.54	10,000,000	10,000,000	9,260
Federal National
Mortgage Association
30 yr 3.50% TBA
commitments (Put)	Sep-18/97.38	10,000,000	10,000,000	7,780
Federal National
Mortgage Association
30 yr 3.50% TBA
commitments (Put)	Jul-18/98.55	10,000,000	10,000,000	50
Federal National
Mortgage Association
30 yr 3.50% TBA
commitments (Put)	Jul-18/97.88	10,000,000	10,000,000	10
Federal National
Mortgage Association
30 yr 3.50% TBA
commitments (Put)	Jul-18/98.03	10,000,000	10,000,000	10
Federal National
Mortgage Association
30 yr 3.50% TBA
commitments (Put)	Jul-18/98.23	10,000,000	10,000,000	10
Federal National
Mortgage Association
30 yr 3.50% TBA
commitments (Put)	Jul-18/98.39	10,000,000	10,000,000	10
Federal National
Mortgage Association
30 yr 3.50% TBA
commitments (Put)	Jul-18/98.19	10,000,000	10,000,000	10
Total				$85,733

24 Putnam VT Diversified Income Fund

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 6/30/18 (Unaudited)
Counterparty		Notional/	Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)
Bank of America N.A.
(2.203)/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.203	$4,973,900	$(99,478)	$84,656
(2.647)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	4,973,900	(194,479)	15,519
(2.5925)/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	2,984,300	(105,197)	(13,161)
(2.785)/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	2,984,300	(320,215)	(14,710)
2.647/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	4,973,900	(194,479)	(56,702)
2.785/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	2,984,300	(320,215)	(78,845)
2.203/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.203	4,973,900	(99,478)	(85,501)
2.5925/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	2,984,300	(105,197)	(88,634)
(2.7175)/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	2,984,300	269,632	212,930
(2.413)/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.413	4,973,900	191,246	155,882
2.7175/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	2,984,300	269,632	74,548
2.413/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.413	4,973,900	191,246	(85,501)
Barclays Bank PLC
(2.205)/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.205	4,973,900	(99,478)	84,258
(2.43)/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43	2,984,300	(41,631)	7,640
2.43/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43	2,984,300	(41,631)	(36,796)
2.205/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.205	4,973,900	(99,478)	(85,452)
Citibank, N.A.
(2.654)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	4,973,900	(194,479)	14,673
(2.34)/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.34	725,000	(13,449)	10,940
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	725,000	(93,344)	8,932
2.34/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.34	725,000	(13,449)	(9,157)
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	725,000	(93,344)	(19,822)
2.654/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	4,973,900	(194,479)	(56,106)
(2.42)/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.42	4,973,900	191,495	155,583
(2.615)/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.615	725,000	58,000	32,451
2.615/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.615	725,000	58,000	(15,827)
2.42/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.42	4,973,900	190,500	(83,760)
Goldman Sachs International
(2.47)/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.47	1,208,400	(42,898)	24,688
(2.7725)/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.7725	1,208,400	(30,814)	15,153
(2.725)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.725	1,208,400	(96,853)	6,779
(3.005)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/3.005	1,208,400	(83,742)	4,809
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	596,900	(75,359)	(1,331)
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	596,900	(75,359)	(11,580)
3.005/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/3.005	1,208,400	(109,964)	(13,643)
2.725/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.725	1,208,400	(96,853)	(14,320)
2.47/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.47	1,208,400	(42,898)	(28,180)
2.7725/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.7725	1,208,400	(58,003)	(33,038)
(2.875)/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.875	1,208,400	99,210	50,427
(2.584)/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.584	1,208,400	72,323	43,357
2.875/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.875	1,208,400	50,994	(16,809)
2.584/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.584	1,208,400	72,323	(30,125)
JPMorgan Chase Bank N.A.
(2.2525)/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.2525	1,208,400	(74,921)	11,492
(2.553)/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.553	725,000	(9,643)	9,353
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	725,000	(77,793)	8,736
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	1,208,400	(69,846)	(1,498)
(1.045)/6 month EUR-EURIBOR-Reuters/Jul-28 (Purchased)	Jul-18/1.045	EUR 15,677,000	(9,998)	(2,380)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	$1,208,400	(125,674)	(4,266)
2.2525/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.2525	1,208,400	(14,501)	(5,124)

Putnam VT Diversified Income Fund 25

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 6/30/18 (Unaudited) cont.
Counterparty		Notional/	Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)
JPMorgan Chase Bank N.A. cont.
2.553/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.553	$725,000	$(17,763)	$(11,644)
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	725,000	(112,085)	(24,984)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	2,984,300	(416,683)	(73,682)
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	2,984,300	(416,683)	(127,818)
(2.79)/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79	2,984,300	283,359	201,977
2.79/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79	2,984,300	283,359	106,719
(2.826)/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.826	725,000	79,823	42,456
(2.36)/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.36	1,208,400	19,939	1,885
(0.745)/6 month EUR-EURIBOR-Reuters/Jul-28 (Written)	Jul-18/0.745	EUR 15,677,000	6,363	(366)
2.36/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.36	$1,208,400	131,716	(4,000)
2.826/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.826	725,000	40,673	(12,847)
Morgan Stanley & Co. International PLC
(2.155)/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.155	725,000	(18,125)	11,390
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	725,000	(111,070)	6,641
2.155/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.155	725,000	(9,498)	(6,395)
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	725,000	(78,010)	(14,899)
(2.43)/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.43	725,000	40,310	22,359
2.43/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.43	725,000	79,460	(15,073)
Unrealized appreciation				1,426,233
Unrealized (depreciation)				(1,183,976)
Total				$242,257

TBA SALE COMMITMENTS OUTSTANDING at 6/30/18
(proceeds receivable $31,639,609) (Unaudited)	Principal	Settlement
Agency	amount	date	Value
Federal National Mortgage Association, 4.50%, 7/1/48	$3,000,000	7/12/18	$3,123,750
Federal National Mortgage Association, 3.50%, 7/1/48	19,000,000	7/12/18	18,907,968
Federal National Mortgage Association, 3.00%, 8/1/48	5,000,000	8/13/18	4,837,890
Federal National Mortgage Association, 3.00%, 7/1/48	5,000,000	7/12/18	4,842,969
Total			$31,712,577

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/18 (Unaudited)
			Upfront				Unrealized
Swap counterparty/			premium	Termination	Payments	Payments	appreciation/
Notional amount		Value	received (paid)	date	made by fund	received by fund	(depreciation)
JPMorgan Chase Bank N.A.
MYR	3,250,000	$2,213	$—	12/12/22	3.925% — Quarterly	3 month MYR-KLIBOR-	$(2,312)
						BNM — Quarterly
Upfront premium received			—		Unrealized appreciation		—
Upfront premium (paid)			—		Unrealized (depreciation)		(2,312)
Total			$—		Total		$(2,312)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/18 (Unaudited)
		Upfront				Unrealized
		premium	Termination	Payments	Payments	appreciation/
Notional amount	Value	received (paid)	date	made by fund	received by fund	(depreciation)
$3,816,000	$33,134 E	$(28)	10/27/27	3 month USD-LIBOR-BBA —	2.74875% —	$(33,162)
				Quarterly	Semiannually
16,709,000	78,181	(158)	3/21/23	3 month USD-LIBOR-BBA —	2.7725% — Semiannually	39,528
				Quarterly
3,261,000	19,745 E	(37)	2/27/28	3 month USD-LIBOR-BBA —	3.11% — Semiannually	19,709
				Quarterly
30,454,000	53,386 E	(38,182)	6/7/20	3 month USD-LIBOR-BBA —	2.79375% — Quarterly	15,204
				Semiannually
30,454,000	21,135 E	25,771	6/7/20	3 month USD-LIBOR-BBA —	2.90375% —	4,636
				Quarterly	Semiannually
3,819,000	13,405 E	(43)	3/7/28	3 month USD-LIBOR-BBA —	3.05125% —	13,362
				Quarterly	Semiannually

26 Putnam VT Diversified Income Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/18 (Unaudited) cont.
			Upfront				Unrealized
			premium	Termination	Payments	Payments	appreciation/
Notional amount		Value	received (paid)	date	made by fund	received by fund	(depreciation)
	$115,946,700	$704,724	$(280,229)	6/20/23	2.75% — Semiannually	3 month USD-LIBOR-	$409,427
						BBA — Quarterly
	29,226,000	1,607	(71)	4/25/19	3 month USD-LIBOR-BBA —	2.547% — Semiannually	6,451
					Quarterly
	73,065,000	3,142	(177)	4/26/19	3 month USD-LIBOR-BBA —	2.55% — Semiannually	16,733
					Quarterly
	14,613,000	2,528	(35)	5/1/19	3 month USD-LIBOR-BBA —	2.5371% — Semiannually	840
					Quarterly
	14,922,500	41,335	96,599	7/3/28	3 month USD-LIBOR-BBA —	2.899% — Semiannually	55,264
					Quarterly
	53,184,000	108,495 E	(56,194)	9/19/23	3 month USD-LIBOR-BBA —	2.95% — Quarterly	(164,689)
					Semiannually
	3,020,000	15,565 E	(7,465)	9/19/28	3 month USD-LIBOR-BBA —	3.00% — Semiannually	8,100
					Quarterly
	134,006,600	30,017 E	48,815	9/19/20	2.875% — Semiannually	3 month USD-LIBOR-	18,798
						BBA — Quarterly
	1,518,900	20,803 E	(11,311)	9/19/48	3 month USD-LIBOR-BBA —	3.00% — Semiannually	9,492
					Quarterly
	3,746,300	1,064 E	(3,118)	9/19/23	2.90% — Semiannually	3 month USD-LIBOR-	(2,054)
						BBA — Quarterly
	18,249,500	14,308 E	(23,260)	9/19/28	2.95% — Semiannually	3 month USD-LIBOR-	(37,567)
						BBA — Quarterly
	2,587,000	10,589	(34)	6/26/28	3 month USD-LIBOR-BBA —	2.9715% — Quarterly	(10,850)
					Semiannually
	6,435,700	24,481 E	(91)	8/7/28	3 month USD-LIBOR-BBA —	2.976% — Quarterly	(24,573)
					Semiannually
	6,665,200	26,081 E	(94)	7/27/28	3 month USD-LIBOR-BBA —	2.975% — Quarterly	(26,175)
					Semiannually
	1,157,400	5,036 E	(16)	7/27/28	3 month USD-LIBOR-BBA —	2.98% — Quarterly	(5,052)
					Semiannually
	7,475,000	7,767	(60)	6/27/23	3 month USD-LIBOR-BBA —	2.9035% — Quarterly	(8,298)
					Semiannually
	4,010,000	5,289	(53)	6/28/28	3 month USD-LIBOR-BBA —	2.9398% — Quarterly	(5,544)
					Semiannually
	4,390,000	7,770	(58)	7/2/28	3 month USD-LIBOR-BBA —	2.91024% — Quarterly	7,712
					Semiannually
	3,935,000	1,613	(52)	7/3/28	3 month USD-LIBOR-BBA —	2.92594% — Quarterly	1,561
					Semiannually
	4,878,600	3,317	(65)	7/3/28	3 month USD-LIBOR-BBA —	2.92287% — Quarterly	3,253
					Semiannually
AUD	4,194,000	1,487	(13)	11/3/22	2.427% — Semiannually	6 month AUD-BBR-	(2,859)
						BBSW — Semiannually
AUD	4,194,000	5,624	(13)	11/15/22	2.4525% — Semiannually	6 month AUD-BBR-	(7,229)
						BBSW — Semiannually
AUD	4,857,000	33,892 E	(42)	3/7/28	3.395% — Semiannually	6 month AUD-BBR-	(33,934)
						BBSW — Semiannually
AUD	30,298,000	29,350 E	(45,535)	9/19/23	6 month AUD-BBR-BBSW —	2.55% — Semiannually	(74,885)
					Semiannually
AUD	2,003,000	6,871 E	(1,710)	9/19/28	6 month AUD-BBR-BBSW —	2.90% — Semiannually	(8,581)
					Semiannually
BRL	7,491,718	41,118	(21)	1/2/23	Brazil Cetip DI Interbank	0.00% — At maturity	(42,140)
					Deposit Rate — At maturity
BRL	3,805,921	15,741	(15)	1/2/23	0.00% — At maturity	Brazil Cetip DI Interbank	16,149
						Deposit Rate — At
						maturity
BRL	4,135,315	47,495	—	1/2/23	0.00% — At maturity	Brazil Cetip DI Interbank	48,341
						Deposit Rate — At
						maturity
CAD	4,114,000	52,348	(13)	11/2/22	3 month CAD-BA-CDOR —	2.02% — Semiannually	(50,905)
					Semiannually

Putnam VT Diversified Income Fund 27

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/18 (Unaudited) cont.
			Upfront				Unrealized
			premium	Termination	Payments	Payments	appreciation/
Notional amount		Value	received (paid)	date	made by fund	received by fund	(depreciation)
CAD	4,114,000	$48,633	$(13)	11/14/22	3 month CAD-BA-CDOR —	2.0525% — Semiannually	$(47,383)
					Semiannually
CAD	17,591,000	10,223 E	6,651	9/19/23	3 month CAD-BA-CDOR —	2.50% — Semiannually	16,874
					Semiannually
CAD	2,250,000	1,547 E	(5,687)	9/19/28	3 month CAD-BA-CDOR —	2.60% — Semiannually	(7,234)
					Semiannually
CHF	8,297,000	9,828 E	(1,630)	9/19/23	0.05% plus 6 month CHF-	—	8,198
					LIBOR-BBA — Semiannually
CHF	7,072,000	39,605 E	(24,459)	9/19/28	6 month CHF-LIBOR-BBA —	0.50% — Annually	15,147
					Semiannually
EUR	3,103,000	7,041 E	(12)	2/18/20	—	0.124% plus 1 Day Euribor	(7,053)
						rate — Annually
EUR	3,103,000	7,780 E	(12)	2/18/20	—	0.104% plus 1 Day Euribor	(7,792)
						rate — Annually
EUR	9,970,000	53,930	(88)	5/4/22	0.21% — Annually	6 month EUR-EURIBOR-	(62,982)
						REUTERS — Semiannually
EUR	2,872,000	37,279 E	(24)	10/27/27	1.61375% — Annually	6 month EUR-EURIBOR-	(37,303)
						REUTERS — Semiannually
EUR	5,039,000	48,265	(50)	1/24/23	6 month EUR-EURIBOR-	0.378% — Annually	65,687
					REUTERS — Semiannually
EUR	1,294,000	20,455	(21)	1/24/28	0.976% — Annually	6 month EUR-EURIBOR-	(29,047)
						REUTERS — Semiannually
EUR	6,256,000	9,154	(29)	1/24/20	—	0.14% plus 6 month EUR-	(13,765)
						EURIBOR-REUTERS —
						Semiannually
EUR	6,293,000	10,913	(30)	1/30/20	—	0.1249% plus 6 month	(15,888)
						EUR-EURIBOR-
						REUTERS — Semiannually
EUR	5,063,000	65,523	(51)	1/30/23	6 month EUR-EURIBOR-	0.4419% — Annually	84,008
					REUTERS — Semiannually
EUR	1,297,000	23,574	(21)	1/30/28	0.9987% — Annually	6 month EUR-EURIBOR-	(32,007)
						REUTERS — Semiannually
EUR	13,299,000	207,302	(154)	3/21/23	0.503% — Annually	6 month EUR-EURIBOR-	(241,967)
						REUTERS — Semiannually
EUR	2,609,000	53,496 E	(36)	2/27/28	1.815% — Annually	6 month EUR-EURIBOR-	(53,532)
						REUTERS — Semiannually
EUR	8,388,000	9,247 E	(11,912)	9/19/23	6 month EUR-EURIBOR-	0.30% — Semiannually	(2,665)
					REUTERS — Annually
EUR	22,084,000	68,833 E	33,632	9/19/28	6 month EUR-EURIBOR-	0.95% — Annually	102,464
					REUTERS — Semiannually
EUR	2,194,800	302 E	(36)	8/1/28	6 month EUR-EURIBOR-	0.895% — Annually	267
					REUTERS — Semiannually
GBP	1,405,000	25,049 E	(26)	1/19/32	1.912% — Semiannually	6 month GBP-LIBOR-	(25,075)
						BBA — Semiannually
GBP	6,390,000	13,485	(20)	9/15/19	6 month GBP-LIBOR-BBA —	0.766% — Semiannually	(12,104)
					Semiannually
GBP	1,278,000	12,584 E	(16)	9/22/32	1.863% — Semiannually	6 month GBP-LIBOR-	(12,600)
						BBA — Semiannually
GBP	6,390,000	10,862	7,934	12/20/19	6 month GBP-LIBOR-BBA —	0.85% — Semiannually	(2,679)
					Semiannually
GBP	9,331,000	4,680 E	6,599	9/19/23	6 month GBP-LIBOR-BBA —	1.35% — Semiannually	11,278
					Semiannually
GBP	6,745,000	125,897 E	(103,933)	9/19/28	6 month GBP-LIBOR-BBA —	1.70% — Semiannually	21,964
					Semiannually
HKD	230,532,000	44,428	(56)	4/23/19	1.955% — Quarterly	3 month HKD-HIBOR-	12,700
						HKAB — Quarterly
HKD	57,721,000	10,734	(18)	4/24/19	1.965% — Quarterly	3 month HKD-HIBOR-	3,517
						HKAB — Quarterly
HKD	230,883,000	42,642	(71)	4/24/19	1.96625% — Quarterly	3 month HKD-HIBOR-	13,708
						HKAB — Quarterly

28 Putnam VT Diversified Income Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/18 (Unaudited) cont.
			Upfront				Unrealized
			premium	Termination	Payments	Payments	appreciation/
Notional amount		Value	received (paid)	date	made by fund	received by fund	(depreciation)
HKD	288,458,000	$53,312	$(88)	4/25/19	1.972% — Quarterly	3 month HKD-HIBOR-	$22,680
						HKAB — Quarterly
HKD	115,441,000	23,587	(35)	4/27/19	1.96% — Quarterly	3 month HKD-HIBOR-	13,476
						HKAB — Quarterly
INR	54,940,000	14,341	—	12/22/22	6.715% — Semiannually	INR-FBIL-MIBOR-	14,261
						OIS-Compound —
						Semiannually
JPY	308,000,000	815	(11)	12/19/22	6 month JPY-LIBOR-BBA —	0.09% — Semiannually	(758)
					Semiannually
JPY	155,000,000	3,066	(10)	12/19/27	0.29% — Semiannually	6 month JPY-LIBOR-	(3,203)
						BBA — Semiannually
JPY	308,000,000	4,715	(22)	1/15/23	6 month JPY-LIBOR-BBA —	0.135% — Semiannually	6,107
					Semiannually
JPY	155,000,000	12,720	(18)	1/15/28	0.365% — Semiannually	6 month JPY-LIBOR-	(14,955)
						BBA — Semiannually
JPY	308,000,000	6,254	(23)	2/16/23	6 month JPY-LIBOR-BBA —	0.148% — Semiannually	7,821
					Semiannually
JPY	155,000,000	12,531	(19)	2/16/28	0.366% — Semiannually	6 month JPY-LIBOR-	(14,507)
						BBA — Semiannually
MXN	32,807,000	171,769	—	1/1/26	1 month MXN-TIIE-BANXICO —	6.16% — 28 Days	(172,035)
					28 Days
MXN	33,655,000	99,866	—	10/6/21	1 month MXN-TIIE-BANXICO —	5.93% — 28 Days	(100,874)
					28 Days
MXN	7,880,000	3,652	(5)	12/24/26	8.12% — 28 Days	1 month MXN-TIIE-	(3,681)
						BANXICO — 28 Days
MXN	9,640,000	6,892	(6)	1/7/27	8.20% — 28 Days	1 month MXN-TIIE-	(7,004)
						BANXICO — 28 Days
MXN	330,000	89	—	6/16/23	1 month MXN-TIIE-BANXICO —	8.005% — 28 Days	(89)
					28 Days
MXN	32,075,000	9,637	(13)	6/16/23	1 month MXN-TIIE-BANXICO —	8.02% — 28 Days	(9,698)
					28 Days
MXN	38,360,000	8,537	(16)	6/26/23	1 month MXN-TIIE-BANXICO —	7.77% — 28 Days	(8,554)
					28 Days
NOK	44,288,000	8,842 E	3,519	9/19/28	6 month NOK-NIBOR-NIBR —	2.20% — Annually	12,361
					Semiannually
NOK	56,476,000	20,228 E	(16,997)	9/19/23	6 month NOK-NIBOR-NIBR —	1.80% — Semiannually	3,231
					Annually
NZD	8,756,000	31,384 E	(874)	9/19/23	3 month NZD-BBR-FRA —	2.70% — Quarterly	(32,258)
					Semiannually
NZD	6,903,000	36,716 E	9,652	9/19/28	3 month NZD-BBR-FRA —	3.15% — Semiannually	46,368
					Quarterly
SEK	63,093,000	2,339	(17)	11/10/19	—	0.245% plus 3 month SEK-	5,767
						STIBOR-SIDE — Quarterly
SEK	12,926,000	9,331	(11)	11/10/27	3 month SEK-STIBOR-SIDE —	1.125% — Annually	21,216
					Quarterly
SEK	63,093,000	2,240	(17)	11/10/19	—	0.246% plus 3 month SEK-	5,914
						STIBOR-SIDE — Quarterly
SEK	12,926,000	9,985	(11)	11/10/27	3 month SEK-STIBOR-SIDE —	1.13% — Annually	21,920
					Quarterly
SEK	63,093,000	4,487	(17)	11/13/19	—	0.2225% plus 3 month	2,632
						SEK-STIBOR-SIDE —
						Quarterly
SEK	12,926,000	13,722	(11)	11/13/27	3 month SEK-STIBOR-SIDE —	1.16% — Annually	25,752
					Quarterly
SEK	12,926,000	13,394	(11)	11/13/27	3 month SEK-STIBOR-SIDE —	1.1575% — Annually	25,400
					Quarterly
SEK	63,093,000	3,762	(17)	11/13/19	—	0.23% plus 3 month SEK-	3,715
						STIBOR-SIDE — Quarterly
SEK	12,938,000	34,172	(21)	1/24/28	3 month SEK-STIBOR-SIDE —	1.3325% — Annually	44,082
					Quarterly

Putnam VT Diversified Income Fund 29

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/18 (Unaudited) cont.
			Upfront				Unrealized
			premium	Termination	Payments	Payments	appreciation/
Notional amount		Value	received (paid)	date	made by fund	received by fund	(depreciation)
SEK	49,865,000	$69,953	$(50)	1/24/23	0.6075% — Annually	3 month SEK-STIBOR-	$(89,566)
						SIDE — Quarterly
SEK	61,637,000	15,394	(29)	1/24/20	0.0925% plus 3 month SEK-	—	17,211
					STIBOR-SIDE — Quarterly
SEK	60,709,000	15,867	(29)	1/30/20	0.085% plus 3 month SEK-	—	17,636
					STIBOR-SIDE — Quarterly
SEK	49,156,000	83,974	(50)	1/30/23	0.66875% — Annually	3 month SEK-STIBOR-	(103,889)
						SIDE — Quarterly
SEK	12,802,000	39,633	(22)	1/30/28	3 month SEK-STIBOR-SIDE —	1.3775% — Annually	49,293
					Quarterly
SEK	18,659,000	34,336	(19)	2/5/23	0.6975% — Annually	3 month SEK-STIBOR-	(41,781)
						SIDE — Quarterly
SEK	19,432,000	1,575 E	1,172	9/19/23	3 month SEK-STIBOR-SIDE —	0.50% — Quarterly	(404)
					Annually
SEK	51,006,000	10,558 E	(81)	9/19/28	3 month SEK-STIBOR-SIDE —	1.20% — Annually	10,477
					Quarterly
ZAR	33,140,000	5,325	(5)	10/31/20	3 month ZAR-JIBAR-SAFEX —	7.48% — Quarterly	7,857
					Quarterly
ZAR	12,750,000	7,246	(6)	10/31/27	8.365% — Quarterly	3 month ZAR-JIBAR-	(9,719)
						SAFEX — Quarterly
ZAR	27,700,000	16,819	(15)	1/25/21	3 month ZAR-JIBAR-SAFEX —	7.06% — Quarterly	(16,199)
					Quarterly
ZAR	10,610,000	17,687	(12)	1/25/28	7.92% — Quarterly	3 month ZAR-JIBAR-	16,127
						SAFEX — Quarterly
Total			$(394,842)				$(327,071)

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/18 (Unaudited)
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC
$114,769	$112,098	$—	1/12/42	4.00% (1 month USD-	Synthetic TRS Index	$(1,764)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
118,001	118,452	—	1/12/40	4.00% (1 month USD-	Synthetic MBX Index	568
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
62,262	60,107	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	(1,470)
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
102,015	102,405	—	1/12/40	4.00% (1 month USD-	Synthetic MBX Index	491
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
9,489	9,254	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	(128)
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
140,067	139,802	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	(72)
				LIBOR) — Monthly	5.00% 30 year Ginnie Mae II
					pools — Monthly
677,388	679,978	—	1/12/40	4.00% (1 month USD-	Synthetic MBX Index	3,258
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
569,903	571,094	—	1/12/40	4.50% (1 month USD-	Synthetic MBX Index	1,868
				LIBOR) — Monthly	4.50% 30 year Fannie Mae
					pools — Monthly
353,261	352,029	—	1/12/39	(6.00%) 1 month USD-	Synthetic MBX Index	615
				LIBOR — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly

30 Putnam VT Diversified Income Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/18 (Unaudited) cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC cont.
$93,913	$89,923	$—	1/12/41	5.00% (1 month USD-	Synthetic TRS Index 5.00%	$(3,086)
				LIBOR) — Monthly	30 year Ginnie Mae II
					pools — Monthly
56,512	54,111	—	1/12/41	5.00% (1 month USD-	Synthetic TRS Index 5.00%	(1,857)
				LIBOR) — Monthly	30 year Ginnie Mae II
					pools — Monthly
71,704	68,658	—	1/12/41	5.00% (1 month USD-	Synthetic TRS Index 5.00%	(2,356)
				LIBOR) — Monthly	30 year Ginnie Mae II
					pools — Monthly
106,599	103,959	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	(1,438)
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
15,292	14,913	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	(206)
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
206,804	192,158	—	1/12/41	(5.00%) 1 month USD-	Synthetic TRS Index	12,736
				LIBOR — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
94,932	92,941	—	1/12/41	(4.00%) 1 month USD-	Synthetic TRS Index	1,226
				LIBOR — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
155,918	151,281	—	1/12/43	(3.50%) 1 month USD-	Synthetic TRS Index	3,501
				LIBOR — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
1,116,934	1,118,239	—	1/12/40	5.00% (1 month USD-	Synthetic MBX Index	2,854
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
9,325,824	9,461,849	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	148,927
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
5,936,444	5,919,501	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	5,640
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
Citibank, N.A.
556,637	564,756	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	8,889
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
337,312	342,232	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	5,387
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
871,083	883,789	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	13,911
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
Credit Suisse International
365,848	371,184	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	5,842
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
403,533	402,381	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	383
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
130,605	125,056	—	1/12/41	5.00% (1 month USD-	Synthetic TRS Index 5.00%	(4,291)
				LIBOR) — Monthly	30 year Ginnie Mae II
					pools — Monthly
145,575	135,266	—	1/12/41	(5.00%) 1 month USD-	Synthetic TRS Index	8,966
				LIBOR — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
160,391	149,032	—	1/12/41	(5.00%) 1 month USD-	Synthetic TRS Index	9,878
				LIBOR — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly

Putnam VT Diversified Income Fund 31

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/18 (Unaudited) cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Credit Suisse International cont.
$127,694	$122,269	$—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	$(4,196)
				LIBOR) — Monthly	5.00% 30 year Ginnie Mae II
					pools — Monthly
243,555	233,208	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	(8,002)
				LIBOR) — Monthly	5.00% 30 year Ginnie Mae II
					pools — Monthly
116,548	112,569	—	1/12/44	3.50% (1 month USD-	Synthetic TRS Index	(3,145)
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
58,333	56,341	—	1/12/44	3.50% (1 month USD-	Synthetic TRS Index	(1,574)
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
76,020	73,424	—	1/12/44	3.50% (1 month USD-	Synthetic TRS Index	(2,052)
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
103,463	100,385	—	1/12/43	3.50% (1 month USD-	Synthetic TRS Index	(2,323)
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
83,079	80,608	—	1/12/43	3.50% (1 month USD-	Synthetic TRS Index	(1,865)
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
199,100	193,178	—	1/12/43	3.50% (1 month USD-	Synthetic TRS Index	(4,470)
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
551,233	523,833	—	1/12/45	4.00% (1 month USD-	Synthetic TRS Index	(23,124)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
225,830	214,605	—	1/12/45	4.00% (1 month USD-	Synthetic TRS Index	(9,473)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
223,455	213,411	—	1/12/45	3.50% (1 month USD-	Synthetic TRS Index	(8,459)
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
223,867	219,172	—	1/12/41	(4.00%) 1 month USD-	Synthetic TRS Index	2,891
				LIBOR — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
Deutsche Bank AG
403,533	402,381	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	383
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
Goldman Sachs International
114,338	110,379	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	(2,699)
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
44,218	43,123	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	(596)
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
284,863	278,234	—	1/12/42	4.00% (1 month USD-	Synthetic TRS Index	(4,378)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
284,863	278,234	—	1/12/42	4.00% (1 month USD-	Synthetic TRS Index	(4,378)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
282,620	281,813	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	269
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
106,166	105,863	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	101
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly

32 Putnam VT Diversified Income Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/18 (Unaudited) cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International cont.
$16,722	$16,143	$—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	$(395)
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
165,923	162,262	—	1/12/40	4.00% (1 month USD-	Synthetic TRS Index	(2,245)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
43,865	42,346	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	(1,036)
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
87,721	84,684	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	(2,071)
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
197,328	196,764	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	187
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
387,171	386,066	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	368
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
236,764	236,088	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	225
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
18,159	18,107	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	17
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
48,387	48,249	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	46
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
3,136	3,059	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	(42)
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
59,971	58,486	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	(809)
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
370,924	362,292	—	1/12/42	4.00% (1 month USD-	Synthetic TRS Index	(5,700)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
44,796	43,245	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	(1,058)
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
320,640	313,178	—	1/12/42	4.00% (1 month USD-	Synthetic TRS Index	(4,928)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
212,922	197,843	—	1/12/41	(5.00%) 1 month USD-	Synthetic TRS Index	13,113
				LIBOR — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
240,476	232,265	—	1/12/44	3.50% (1 month USD-	Synthetic TRS Index	(6,490)
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
191,983	185,427	—	1/12/44	3.50% (1 month USD-	Synthetic TRS Index	(5,181)
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
117,837	113,813	—	1/12/44	3.50% (1 month USD-	Synthetic TRS Index	(3,180)
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
224,143	213,002	—	1/12/45	4.00% (1 month USD-	Synthetic TRS Index	(9,403)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
145,968	141,626	—	1/12/43	(3.50%) 1 month USD-	Synthetic TRS Index	3,277
				LIBOR — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly

Putnam VT Diversified Income Fund 33

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/18 (Unaudited) cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International cont.
$403,351	$383,302	$—	1/12/45	4.00% (1 month USD-	Synthetic TRS Index	$(16,920)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
157,786	155,195	—	1/12/44	(3.00%) 1 month USD-	Synthetic TRS Index	1,511
				LIBOR — Monthly	3.00% 30 year Fannie Mae
					pools — Monthly
532,863	521,686	—	1/12/41	(4.00%) 1 month USD-	Synthetic TRS Index	6,881
				LIBOR — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
JPMorgan Chase Bank N.A.
444,291	434,973	—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	(5,737)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
337,307	330,233	—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	(4,356)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
70,063	68,594	—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	(905)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
212,922	197,843	—	1/12/41	(5.00%) 1 month USD-	Synthetic TRS Index	13,113
				LIBOR — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
JPMorgan Securities LLC
186,175	175,879	—	1/12/44	4.00% (1 month USD-	Synthetic TRS Index	(8,860)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
83,755	81,264	—	1/12/43	(3.50%) 1 month USD-	Synthetic TRS Index	1,881
				LIBOR — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
1,376,059	1,344,036	—	1/12/42	(4.00%) 1 month USD-	Synthetic TRS Index	21,147
				LIBOR — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
471,657	451,618	—	1/12/41	(5.00%) 1 month USD-	Synthetic MBX Index	15,497
				LIBOR — Monthly	5.00% 30 year Ginnie Mae II
					pools — Monthly
801,197	773,839	—	1/12/44	(3.50%) 1 month USD-	Synthetic TRS Index	21,623
				LIBOR — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
Upfront premium received		—		Unrealized appreciation		337,470
Upfront premium (paid)		—		Unrealized (depreciation)		(176,718)
Total		$—		Total		$160,752

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/18 (Unaudited)
			Upfront		Payments	Total return	Unrealized
			premium	Termination	received (paid)	received by	appreciation/
Notional amount		Value	received (paid)	date	by fund	or paid by fund	(depreciation)
EUR	6,295,000	$122,973	$—	7/15/27	(1.40%) — At maturity	Eurostat Eurozone HICP	$122,973
						excluding tobacco — At
						maturity
EUR	6,295,000	153,098	—	7/15/37	1.71% — At maturity	Eurostat Eurozone HICP	(153,097)
						excluding tobacco — At
						maturity
EUR	2,361,000	46,737	(31)	8/15/27	(1.42%) — At maturity	Eurostat Eurozone HICP	46,706
						excluding tobacco — At
						maturity
EUR	2,361,000	64,948	(57)	8/15/37	1.71% — At maturity	Eurostat Eurozone HICP	(65,005)
						excluding tobacco — At
						maturity
EUR	3,935,000	74,196	(51)	8/15/27	(1.4275%) — At maturity	Eurostat Eurozone HICP	74,145
						excluding tobacco — At
						maturity

34 Putnam VT Diversified Income Fund

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/18 (Unaudited) cont.
			Upfront		Payments	Total return	Unrealized
			premium	Termination	received (paid)	received by	appreciation/
Notional amount		Value	received (paid)	date	by fund	or paid by fund	(depreciation)
EUR	3,935,000	$104,515	$(94)	8/15/37	1.7138% — At maturity	Eurostat Eurozone HICP	$(104,610)
						excluding tobacco — At
						maturity
EUR	3,148,000	54,434	(41)	9/15/27	(1.4475%) — At maturity	Eurostat Eurozone HICP	54,393
						excluding tobacco — At
						maturity
EUR	3,148,000	70,870	(76)	9/15/37	1.735% — At maturity	Eurostat Eurozone HICP	(70,947)
						excluding tobacco — At
						maturity
GBP	1,892,000	5,216	(26)	2/15/23	(3.19%) — At maturity	GBP Non-revised UK Retail	(5,242)
						Price Index — At maturity
GBP	1,892,000	18,001	(44)	2/15/28	3.34% — At maturity	GBP Non-revised UK Retail	17,956
						Price Index — At maturity
GBP	2,460,000	16,512	(41)	3/15/23	(3.325%) — At maturity	GBP Non-revised UK Retail	(16,553)
						Price Index — At maturity
GBP	2,460,000	32,122	(57)	3/15/28	3.4025% — At maturity	GBP Non-revised UK Retail	32,065
						Price Index — At maturity
GBP	883,000	4,027	(12)	3/15/23	(3.295%) — At maturity	GBP Non-revised UK Retail	(4,040)
						Price Index — At maturity
GBP	883,000	9,429	(21)	3/15/28	3.3875% — At maturity	GBP Non-revised UK Retail	9,408
						Price Index — At maturity
GBP	1,766,000	1,734	(25)	3/15/23	(3.245%) — At maturity	GBP Non-revised UK Retail	(1,759)
						Price Index — At maturity
GBP	1,766,000	2,366	(25)	3/15/23	(3.25%) — At maturity	GBP Non-revised UK Retail	(2,391)
						Price Index — At maturity
GBP	3,532,000	11,164	(84)	3/15/28	3.34% — At maturity	GBP Non-revised UK Retail	11,080
						Price Index — At maturity
	$2,544,000	52,259	—	7/3/22	(1.9225%) — At maturity	USA Non Revised	52,259
						Consumer Price Index-
						Urban (CPI-U) — At
						maturity
	2,544,000	70,136	—	7/3/27	2.085% — At maturity	USA Non Revised	(70,136)
						Consumer Price Index-
						Urban (CPI-U) — At
						maturity
	2,927,000	65,140	—	7/5/22	(1.89%) — At maturity	USA Non Revised	65,140
						Consumer Price Index-
						Urban (CPI-U) — At
						maturity
	2,927,000	90,872	—	7/5/27	2.05% — At maturity	USA Non Revised	(90,872)
						Consumer Price Index-
						Urban (CPI-U) — At
						maturity
	2,833,000	39,095	(17)	12/21/22	(2.068%) — At maturity	USA Non Revised	39,078
						Consumer Price Index-
						Urban (CPI-U) — At
						maturity
	2,833,000	49,623	(31)	12/21/27	2.1939% — At maturity	USA Non Revised	(49,653)
						Consumer Price Index-
						Urban (CPI-U) — At
						maturity
	2,833,000	40,370	(17)	12/6/22	(2.05%) — At maturity	USA Non Revised	40,353
						Consumer Price Index-
						Urban (CPI-U) — At
						maturity
	2,833,000	49,473	(31)	12/6/27	2.19% — At maturity	USA Non Revised	(49,503)
						Consumer Price Index-
						Urban (CPI-U) — At
						maturity
Total			$(781)				$(118,252)

Putnam VT Diversified Income Fund 35

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/18 (Unaudited)
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Bank of America N.A.
CMBX NA BBB–.6 Index	BBB–/P	$5,468	$80,000	$8,296	5/11/63	300 bp — Monthly	$(2,788)
CMBX NA BBB–.6 Index	BBB–/P	10,546	175,000	18,148	5/11/63	300 bp — Monthly	(7,514)
CMBX NA BBB–.6 Index	BBB–/P	21,545	349,000	36,191	5/11/63	300 bp — Monthly	(14,471)
CMBX NA BBB–.6 Index	BBB–/P	20,577	361,000	37,436	5/11/63	300 bp — Monthly	(16,678)
Citigroup Global Markets, Inc.
CMBX NA BBB–.6 Index	BBB–/P	7,274	51,000	5,289	5/11/63	300 bp — Monthly	2,011
CMBX NA BBB–.6 Index	BBB–/P	42,022	296,000	30,695	5/11/63	300 bp — Monthly	11,475
CMBX NA BB.6 Index	BB/P	111,251	452,000	86,829	5/11/63	500 bp — Monthly	24,799
CMBX NA BB.6 Index	BB/P	146,290	772,000	148,301	5/11/63	500 bp — Monthly	(1,368)
CMBX NA BBB–.6 Index	BBB–/P	1,359	10,000	1,037	5/11/63	300 bp — Monthly	327
CMBX NA BBB–.6 Index	BBB–/P	1,822	17,000	1,763	5/11/63	300 bp — Monthly	68
CMBX NA BBB–.6 Index	BBB–/P	1,805	17,000	1,763	5/11/63	300 bp — Monthly	51
CMBX NA BBB–.6 Index	BBB–/P	3,560	21,000	2,178	5/11/63	300 bp — Monthly	1,392
CMBX NA BBB–.6 Index	BBB–/P	12,482	117,000	12,133	5/11/63	300 bp — Monthly	407
CMBX NA BBB–.6 Index	BBB–/P	14,353	139,000	14,414	5/11/63	300 bp — Monthly	8
CMBX NA BBB–.6 Index	BBB–/P	23,393	159,000	16,488	5/11/63	300 bp — Monthly	6,984
CMBX NA BBB–.6 Index	BBB–/P	23,530	159,000	16,488	5/11/63	300 bp — Monthly	7,121
CMBX NA BBB–.6 Index	BBB–/P	15,915	161,000	16,696	5/11/63	300 bp — Monthly	(700)
Credit Suisse International
CMBX NA BBB–.6 Index	BBB–/P	30,050	206,000	21,362	5/11/63	300 bp — Monthly	8,790
CMBX NA BBB–.6 Index	BBB–/P	38,606	249,000	25,821	5/11/63	300 bp — Monthly	12,910
CMBX NA BBB–.6 Index	BBB–/P	36,892	264,000	27,377	5/11/63	300 bp — Monthly	9,647
CMBX NA BBB–.6 Index	BBB–/P	60,099	412,000	42,724	5/11/63	300 bp — Monthly	17,581
CMBX NA BBB–.6 Index	BBB–/P	2,902	29,000	3,007	5/11/63	300 bp — Monthly	(91)
CMBX NA BBB–.6 Index	BBB–/P	6,647	58,000	6,015	5/11/63	300 bp — Monthly	662
CMBX NA BBB–.6 Index	BBB–/P	16,463	130,000	13,481	5/11/63	300 bp — Monthly	3,047
CMBX NA BBB–.6 Index	BBB–/P	48,130	319,000	33,080	5/11/63	300 bp — Monthly	15,209
CMBX NA BBB–.6 Index	BBB–/P	120,551	799,000	82,856	5/11/63	300 bp — Monthly	38,092
CMBX NA BBB–.6 Index	BBB–/P	126,062	1,159,000	120,188	5/11/63	300 bp — Monthly	6,453
CMBX NA BBB–.6 Index	BBB–/P	274,145	2,564,000	265,887	5/11/63	300 bp — Monthly	9,540
CMBX NA BBB–.7 Index	BBB–/P	34,676	528,000	37,382	1/17/47	300 bp — Monthly	(2,442)
CMBX NA BBB–.7 Index	BBB–/P	284,055	3,843,000	272,084	1/17/47	300 bp — Monthly	13,892
Goldman Sachs International
CMBX NA BBB–.6 Index	BBB–/P	13,478	87,000	9,022	5/11/63	300 bp — Monthly	4,500
CMBX NA BBB–.6 Index	BBB–/P	5,978	69,000	7,155	5/11/63	300 bp — Monthly	(1,143)
CMBX NA BBB–.6 Index	BBB–/P	8,842	79,000	8,192	5/11/63	300 bp — Monthly	689
CMBX NA BBB–.6 Index	BBB–/P	9,574	87,000	9,022	5/11/63	300 bp — Monthly	596
CMBX NA BBB–.6 Index	BBB–/P	8,117	94,000	9,748	5/11/63	300 bp — Monthly	(1,584)
CMBX NA BBB–.6 Index	BBB–/P	16,293	98,000	10,163	5/11/63	300 bp — Monthly	6,179
CMBX NA BBB–.6 Index	BBB–/P	8,608	102,000	10,577	5/11/63	300 bp — Monthly	(1,919)
CMBX NA BBB–.6 Index	BBB–/P	8,150	103,000	10,681	5/11/63	300 bp — Monthly	(2,479)
CMBX NA BBB–.6 Index	BBB–/P	16,916	113,000	11,718	5/11/63	300 bp — Monthly	5,254
CMBX NA BBB–.6 Index	BBB–/P	16,910	115,000	11,926	5/11/63	300 bp — Monthly	5,042
CMBX NA BBB–.6 Index	BBB–/P	13,259	119,000	12,340	5/11/63	300 bp — Monthly	979
CMBX NA BBB–.6 Index	BBB–/P	13,360	123,000	12,755	5/11/63	300 bp — Monthly	667
CMBX NA BBB–.6 Index	BBB–/P	13,309	123,000	12,755	5/11/63	300 bp — Monthly	615
CMBX NA BBB–.6 Index	BBB–/P	10,857	131,000	13,585	5/11/63	300 bp — Monthly	(2,662)
CMBX NA BBB–.6 Index	BBB–/P	13,452	134,000	13,896	5/11/63	300 bp — Monthly	(376)
CMBX NA BBB–.6 Index	BBB–/P	15,957	143,000	14,829	5/11/63	300 bp — Monthly	1,199
CMBX NA BBB–.6 Index	BBB–/P	15,957	143,000	14,829	5/11/63	300 bp — Monthly	1,199
CMBX NA BBB–.6 Index	BBB–/P	12,743	151,000	15,659	5/11/63	300 bp — Monthly	(2,841)
CMBX NA BBB–.6 Index	BBB–/P	21,242	153,000	15,866	5/11/63	300 bp — Monthly	5,452
CMBX NA BBB–.6 Index	BBB–/P	25,922	172,000	17,836	5/11/63	300 bp — Monthly	8,172

36 Putnam VT Diversified Income Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/18 (Unaudited) cont.
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Goldman Sachs International cont.
CMBX NA BBB–.6 Index	BBB–/P	$20,787	$192,000	$19,910	5/11/63	300 bp — Monthly	$973
CMBX NA BBB–.6 Index	BBB–/P	14,034	206,000	21,362	5/11/63	300 bp — Monthly	(7,225)
CMBX NA BBB–.6 Index	BBB–/P	31,126	222,000	23,021	5/11/63	300 bp — Monthly	8,216
CMBX NA BBB–.6 Index	BBB–/P	11,031	228,000	23,644	5/11/63	300 bp — Monthly	(12,499)
CMBX NA BBB–.6 Index	BBB–/P	11,359	229,000	23,747	5/11/63	300 bp — Monthly	(12,274)
CMBX NA BBB–.6 Index	BBB–/P	11,164	229,000	23,747	5/11/63	300 bp — Monthly	(12,469)
CMBX NA BBB–.6 Index	BBB–/P	28,369	233,000	24,162	5/11/63	300 bp — Monthly	4,323
CMBX NA BBB–.6 Index	BBB–/P	12,206	234,000	24,266	5/11/63	300 bp — Monthly	(11,943)
CMBX NA BBB–.6 Index	BBB–/P	32,901	315,000	32,666	5/11/63	300 bp — Monthly	393
CMBX NA BBB–.6 Index	BBB–/P	42,332	384,000	39,821	5/11/63	300 bp — Monthly	2,704
CMBX NA BBB–.7 Index	BBB–/P	8,225	118,000	8,354	1/17/47	300 bp — Monthly	(71)
CMBX NA BBB–.7 Index	BBB–/P	165,569	2,240,000	158,592	1/17/47	300 bp — Monthly	8,097
JPMorgan Securities LLC
CMBX NA BB.6 Index	BB/P	27,963	132,000	25,357	5/11/63	500 bp — Monthly	2,716
CMBX NA BB.6 Index	BB/P	30,266	143,000	27,470	5/11/63	500 bp — Monthly	2,915
CMBX NA BBB–.6 Index	BBB–/P	5,682	39,000	4,044	5/11/63	300 bp — Monthly	1,658
CMBX NA BB.6 Index	BB/P	67,995	323,000	62,048	5/11/63	500 bp — Monthly	6,216
CMBX NA BBB–.6 Index	BBB–/P	1,696	14,000	1,452	5/11/63	300 bp — Monthly	252
CMBX NA BBB–.6 Index	BBB–/P	3,626	36,000	3,733	5/11/63	300 bp — Monthly	(89)
CMBX NA BBB–.6 Index	BBB–/P	3,856	39,000	4,044	5/11/63	300 bp — Monthly	(169)
CMBX NA BBB–.6 Index	BBB–/P	4,295	42,000	4,355	5/11/63	300 bp — Monthly	(40)
CMBX NA BBB–.6 Index	BBB–/P	6,331	49,000	5,081	5/11/63	300 bp — Monthly	1,274
CMBX NA BBB–.6 Index	BBB–/P	5,697	50,000	5,185	5/11/63	300 bp — Monthly	537
CMBX NA BBB–.6 Index	BBB–/P	8,667	58,000	6,015	5/11/63	300 bp — Monthly	2,682
CMBX NA BBB–.6 Index	BBB–/P	8,071	62,000	6,429	5/11/63	300 bp — Monthly	1,672
CMBX NA BBB–.6 Index	BBB–/P	7,875	63,000	6,533	5/11/63	300 bp — Monthly	1,373
CMBX NA BBB–.6 Index	BBB–/P	7,555	75,000	7,778	5/11/63	300 bp — Monthly	(185)
CMBX NA BBB–.6 Index	BBB–/P	10,040	90,000	9,333	5/11/63	300 bp — Monthly	752
CMBX NA BBB–.6 Index	BBB–/P	16,004	103,000	10,681	5/11/63	300 bp — Monthly	5,375
CMBX NA BBB–.6 Index	BBB–/P	12,484	110,000	11,407	5/11/63	300 bp — Monthly	1,132
CMBX NA BBB–.6 Index	BBB–/P	17,763	120,000	12,444	5/11/63	300 bp — Monthly	5,379
CMBX NA BBB–.6 Index	BBB–/P	16,286	124,000	12,859	5/11/63	300 bp — Monthly	3,490
CMBX NA BBB–.6 Index	BBB–/P	13,688	125,000	12,963	5/11/63	300 bp — Monthly	788
CMBX NA BBB–.6 Index	BBB–/P	16,923	129,000	13,377	5/11/63	300 bp — Monthly	3,610
CMBX NA BBB–.6 Index	BBB–/P	19,342	131,000	13,585	5/11/63	300 bp — Monthly	5,823
CMBX NA BBB–.6 Index	BBB–/P	19,893	179,000	18,562	5/11/63	300 bp — Monthly	1,420
CMBX NA BBB–.6 Index	BBB–/P	31,972	188,000	19,496	5/11/63	300 bp — Monthly	12,570
CMBX NA BBB–.6 Index	BBB–/P	32,237	188,000	19,496	5/11/63	300 bp — Monthly	12,835
CMBX NA BBB–.6 Index	BBB–/P	21,423	191,000	19,807	5/11/63	300 bp — Monthly	1,712
CMBX NA BBB–.6 Index	BBB–/P	21,088	192,000	19,910	5/11/63	300 bp — Monthly	1,274
CMBX NA BBB–.6 Index	BBB–/P	27,772	197,000	20,429	5/11/63	300 bp — Monthly	7,442
CMBX NA BBB–.6 Index	BBB–/P	23,020	214,000	22,192	5/11/63	300 bp — Monthly	936
CMBX NA BBB–.6 Index	BBB–/P	23,020	214,000	22,192	5/11/63	300 bp — Monthly	936
CMBX NA BBB–.6 Index	BBB–/P	34,093	231,000	23,955	5/11/63	300 bp — Monthly	10,254
CMBX NA BBB–.6 Index	BBB–/P	35,180	232,000	24,058	5/11/63	300 bp — Monthly	11,238
CMBX NA BBB–.6 Index	BBB–/P	31,908	270,000	27,999	5/11/63	300 bp — Monthly	4,044
CMBX NA BBB–.6 Index	BBB–/P	29,242	278,000	28,829	5/11/63	300 bp — Monthly	552
CMBX NA BBB–.6 Index	BBB–/P	31,696	288,000	29,866	5/11/63	300 bp — Monthly	1,974
CMBX NA BBB–.6 Index	BBB–/P	43,613	293,000	30,384	5/11/63	300 bp — Monthly	13,375
CMBX NA BBB–.6 Index	BBB–/P	33,035	315,000	32,666	5/11/63	300 bp — Monthly	527
CMBX NA BBB–.6 Index	BBB–/P	43,848	395,000	40,962	5/11/63	300 bp — Monthly	3,084
CMBX NA BBB–.6 Index	BBB–/P	70,994	446,000	46,250	5/11/63	300 bp — Monthly	24,967
CMBX NA BBB–.6 Index	BBB–/P	70,494	466,000	48,324	5/11/63	300 bp — Monthly	22,403

Putnam VT Diversified Income Fund 37

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/18 (Unaudited) cont.
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
JPMorgan Securities LLC cont.
CMBX NA BBB–.6 Index	BBB–/P	$52,979	$480,000	$49,776	5/11/63	300 bp — Monthly	$3,443
CMBX NA BBB–.6 Index	BBB–/P	77,596	560,000	58,072	5/11/63	300 bp — Monthly	19,804
Merrill Lynch International
CMBX NA BBB–.6 Index	BBB–/P	314	3,000	311	5/11/63	300 bp — Monthly	5
CMBX NA BBB–.6 Index	BBB–/P	27,479	247,000	25,614	5/11/63	300 bp — Monthly	1,989
CMBX NA BBB–.6 Index	BBB–/P	37,100	253,000	26,236	5/11/63	300 bp — Monthly	10,990
Morgan Stanley & Co. International PLC
CMBX NA BBB–.6 Index	BBB–/P	30,298	205,000	21,259	5/11/63	300 bp — Monthly	9,142
CMBX NA BBB–.6 Index	BBB–/P	30,343	205,000	21,259	5/11/63	300 bp — Monthly	9,187
CMBX NA BBB–.6 Index	BBB–/P	30,013	206,000	21,362	5/11/63	300 bp — Monthly	8,754
CMBX NA BBB–.6 Index	BBB–/P	30,432	220,000	22,814	5/11/63	300 bp — Monthly	7,728
CMBX NA BBB–.6 Index	BBB–/P	39,598	281,000	29,140	5/11/63	300 bp — Monthly	10,599
CMBX NA BBB–.6 Index	BBB–/P	60,891	411,000	42,621	5/11/63	300 bp — Monthly	18,475
CMBX NA BBB–.6 Index	BBB–/P	60,834	411,000	42,621	5/11/63	300 bp — Monthly	18,418
CMBX NA BBB–.6 Index	BBB–/P	60,246	412,000	42,724	5/11/63	300 bp — Monthly	17,728
CMBX NA BBB–.6 Index	BBB–/P	90,712	616,000	63,879	5/11/63	300 bp — Monthly	27,141
CMBX NA BBB–.6 Index	BBB–/P	89,899	617,000	63,983	5/11/63	300 bp — Monthly	26,224
CMBX NA BBB–.6 Index	BBB–/P	121,341	822,000	85,241	5/11/63	300 bp — Monthly	36,511
CMBX NA A.6 Index	A/P	61	6,000	32	5/11/63	200 bp — Monthly	31
CMBX NA BB.6 Index	BB/P	35,608	145,000	27,855	5/11/63	500 bp — Monthly	7,874
CMBX NA BB.6 Index	BB/P	71,706	291,000	55,901	5/11/63	500 bp — Monthly	16,047
CMBX NA BBB–.6 Index	BBB–/P	421	4,000	415	5/11/63	300 bp — Monthly	8
CMBX NA BBB–.6 Index	BBB–/P	1,116	9,000	933	5/11/63	300 bp — Monthly	187
CMBX NA BBB–.6 Index	BBB–/P	962	9,000	933	5/11/63	300 bp — Monthly	33
CMBX NA BBB–.6 Index	BBB–/P	1,693	16,000	1,659	5/11/63	300 bp — Monthly	42
CMBX NA BBB–.6 Index	BBB–/P	2,545	21,000	2,178	5/11/63	300 bp — Monthly	377
CMBX NA BBB–.6 Index	BBB–/P	3,756	31,000	3,215	5/11/63	300 bp — Monthly	557
CMBX NA BBB–.6 Index	BBB–/P	19,323	114,000	11,822	5/11/63	300 bp — Monthly	7,558
CMBX NA BBB–.6 Index	BBB–/P	17,877	120,000	12,444	5/11/63	300 bp — Monthly	5,493
CMBX NA BBB–.6 Index	BBB–/P	43,512	293,000	30,384	5/11/63	300 bp — Monthly	13,274
CMBX NA BBB–.6 Index	BBB–/P	37,565	310,000	32,147	5/11/63	300 bp — Monthly	5,573
CMBX NA BBB–.7 Index	BBB–/P	15,705	236,000	16,709	1/17/47	300 bp — Monthly	(886)
Upfront premium received		4,229,055	Unrealized appreciation				718,094
Upfront premium (paid)		—	Unrealized (depreciation)				(116,906)
Total		$4,229,055	Total				$601,188

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at June 30, 2018. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/18 (Unaudited)
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA A.6 Index	$(56)	$6,000	$32	5/11/63	(200 bp) — Monthly	$(26)
CMBX NA BB.7 Index	(23,815)	118,000	17,169	1/17/47	(500 bp) — Monthly	(6,744)
CMBX NA BB.7 Index	(18,452)	113,000	16,442	1/17/47	(500 bp) — Monthly	(2,104)
CMBX NA BB.7 Index	(17,747)	113,000	16,442	1/17/47	(500 bp) — Monthly	(1,400)
CMBX NA BB.9 Index	(34,507)	223,000	37,330	9/17/58	(500 bp) — Monthly	2,638
CMBX NA BB.9 Index	(34,352)	223,000	37,330	9/17/58	(500 bp) — Monthly	2,792
CMBX NA BB.9 Index	(17,377)	111,000	18,581	9/17/58	(500 bp) — Monthly	1,112
CMBX NA BB.9 Index	(1,117)	7,000	1,172	9/17/58	(500 bp) — Monthly	49

38 Putnam VT Diversified Income Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/18 (Unaudited) cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Credit Suisse International
CMBX NA BB.7 Index	$(19,787)	$1,121,000	$215,344	5/11/63	(500 bp) — Monthly	$194,621
CMBX NA BB.7 Index	(177,481)	1,079,000	156,995	1/17/47	(500 bp) — Monthly	(21,386)
CMBX NA BB.7 Index	(25,825)	140,000	20,370	1/17/47	(500 bp) — Monthly	(5,572)
CMBX NA BB.9 Index	(54,911)	344,000	57,586	9/17/58	(500 bp) — Monthly	2,388
Goldman Sachs International
CMBX NA BB.6 Index	(51,150)	500,000	96,050	5/11/63	(500 bp) — Monthly	44,484
CMBX NA BB.7 Index	(27,088)	179,000	26,045	1/17/47	(500 bp) — Monthly	(1,192)
CMBX NA BB.6 Index	(47,339)	324,000	62,240	5/11/63	(500 bp) — Monthly	14,632
CMBX NA BB.7 Index	(74,898)	443,000	64,457	1/17/47	(500 bp) — Monthly	(10,811)
CMBX NA BB.7 Index	(35,390)	216,000	31,428	1/17/47	(500 bp) — Monthly	(4,142)
CMBX NA BB.7 Index	(26,396)	130,000	18,915	1/17/47	(500 bp) — Monthly	(7,590)
CMBX NA BB.7 Index	(6,572)	36,000	5,238	1/17/47	(500 bp) — Monthly	(1,364)
JPMorgan Securities LLC
CMBX NA BB.7 Index	(22,838)	143,000	20,807	1/17/47	(500 bp) — Monthly	(2,151)
CMBX NA BB.7 Index	(21,102)	132,000	19,206	1/17/47	(500 bp) — Monthly	(2,006)
CMBX NA BB.7 Index	(12,795)	66,000	9,603	1/17/47	(500 bp) — Monthly	(3,247)
CMBX NA BB.6 Index	(28,120)	200,000	38,420	5/11/63	(500 bp) — Monthly	10,133
CMBX NA BB.6 Index	(16,094)	111,000	21,323	5/11/63	(500 bp) — Monthly	5,137
CMBX NA BB.6 Index	(9,349)	65,000	12,487	5/11/63	(500 bp) — Monthly	3,084
CMBX NA BB.7 Index	(40,618)	260,000	37,830	1/17/47	(500 bp) — Monthly	(3,004)
CMBX NA BB.7 Index	(41,089)	253,000	36,812	1/17/47	(500 bp) — Monthly	(4,488)
CMBX NA BB.7 Index	(29,082)	182,000	26,481	1/17/47	(500 bp) — Monthly	(2,753)
CMBX NA BB.7 Index	(24,478)	136,000	19,788	1/17/47	(500 bp) — Monthly	(4,803)
CMBX NA BB.7 Index	(25,877)	133,000	19,352	1/17/47	(500 bp) — Monthly	(6,637)
CMBX NA BB.7 Index	(21,373)	130,000	18,915	1/17/47	(500 bp) — Monthly	(2,567)
CMBX NA BB.7 Index	(18,315)	117,000	17,024	1/17/47	(500 bp) — Monthly	(1,389)
CMBX NA BB.7 Index	(17,747)	113,000	16,442	1/17/47	(500 bp) — Monthly	(1,400)
CMBX NA BB.7 Index	(15,888)	80,000	11,640	1/17/47	(500 bp) — Monthly	(4,314)
CMBX NA BB.7 Index	(8,850)	45,000	6,548	1/17/47	(500 bp) — Monthly	(2,340)
CMBX NA BB.7 Index	(6,379)	42,000	6,111	1/17/47	(500 bp) — Monthly	(303)
CMBX NA BB.7 Index	(6,643)	36,000	5,238	1/17/47	(500 bp) — Monthly	(1,435)
CMBX NA BBB–.7 Index	(70,643)	767,000	54,304	1/17/47	(300 bp) — Monthly	(16,723)
CMBX NA BBB–.7 Index	(37,437)	450,000	31,860	1/17/47	(300 bp) — Monthly	(5,802)
CMBX NA BBB–.7 Index	(17,403)	220,000	15,576	1/17/47	(300 bp) — Monthly	(1,937)
CMBX NA BBB–.7 Index	(15,745)	214,000	15,151	1/17/47	(300 bp) — Monthly	(701)
CMBX NA BBB–.7 Index	(15,745)	214,000	15,151	1/17/47	(300 bp) — Monthly	(701)
CMBX NA BBB–.7 Index	(21,984)	197,000	13,948	1/17/47	(300 bp) — Monthly	(8,134)
CMBX NA BBB–.7 Index	(10,662)	118,000	8,354	1/17/47	(300 bp) — Monthly	(2,367)
CMBX NA BBB–.7 Index	(10,092)	118,000	8,354	1/17/47	(300 bp) — Monthly	(1,797)
CMBX NA BBB–.7 Index	(6,133)	114,000	8,071	1/17/47	(300 bp) — Monthly	1,881
CMBX NA BBB–.7 Index	(10,790)	103,000	7,292	1/17/47	(300 bp) — Monthly	(3,549)
CMBX NA BBB–.7 Index	(6,329)	74,000	5,239	1/17/47	(300 bp) — Monthly	(1,127)
Merrill Lynch International
CMBX NA BB.7 Index	(120,916)	697,000	101,414	1/17/47	(500 bp) — Monthly	(20,083)
CMBX NA BB.9 Index	(17,257)	112,000	18,749	9/17/58	(500 bp) — Monthly	1,398
CMBX NA BB.9 Index	(17,413)	112,000	18,749	9/17/58	(500 bp) — Monthly	1,243
CMBX NA BBB–.7 Index	(20,241)	247,000	17,488	1/17/47	(300 bp) — Monthly	(2,877)
Morgan Stanley & Co. International PLC
CMBX NA BBB–.7 Index	(10,189)	100,000	7,080	1/17/47	(300 bp) — Monthly	(3,159)
CMBX NA BB.7 Index	(58,522)	291,000	42,341	1/17/47	(500 bp) — Monthly	(16,424)
CMBX NA BB.7 Index	(50,136)	260,000	37,830	1/17/47	(500 bp) — Monthly	(12,522)

Putnam VT Diversified Income Fund 39

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/18 (Unaudited) cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BB.7 Index	$(46,015)	$228,000	$33,174	1/17/47	(500 bp) — Monthly	$(13,031)
CMBX NA BB.7 Index	(15,718)	84,000	12,222	1/17/47	(500 bp) — Monthly	(3,566)
Upfront premium received	—		Unrealized appreciation			285,592
Upfront premium (paid)	(1,640,267)		Unrealized (depreciation)			(219,668)
Total	$(1,640,267)		Total			$65,924

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/18 (Unaudited)

	Upfront
	premium			Termi-	Payments	Unrealized
	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
NA HY Series 30 Index	$371,586	$5,955,000	$350,094	6/20/23	(500 bp) — Quarterly	$12,394
Total	$371,586					$12,394

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

40 Putnam VT Diversified Income Fund

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer cyclicals	$22,096	$19,375	$—
Energy	107,244	1,453	16,854
Technology	97,769	—	—
Transportation	—	5,053	—
Utilities and power	—	5,599	—
Total common stocks	227,109	31,480	16,854
Convertible bonds and notes	—	2,178,850	—
Convertible preferred stocks	—	14,345	—
Corporate bonds and notes	—	59,324,031	2
Foreign government and agency bonds and notes	—	16,160,650	—
Mortgage-backed securities	—	86,253,960	—
Preferred stocks	183,574	—	—
Purchased options outstanding	—	181,756	—
Purchased swap options outstanding	—	5,233,673	—
Senior loans	—	3,310,171	—
U.S. government and agency mortgage obligations	—	64,206,378	—
Warrants	1,237	—	—
Short-term investments	28,595,103	11,749,724	—
Totals by level	$29,007,023	$248,645,018	$16,856

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$60,548	$—
Futures contracts	(6,262)	—	—
Written options outstanding	—	(85,733)	—
Written swap options outstanding	—	(5,581,115)	—
Forward premium swap option contracts	—	242,257	—
TBA sale commitments	—	(31,712,577)	—
Interest rate swap contracts	—	65,459	—
Total return swap contracts	—	43,281	—
Credit default contracts	—	(2,280,868)	—
Totals by level	$(6,262)	$(39,248,748)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in Note 1), did not represent, in the aggregate, more than 1% of the fund’s net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

Putnam VT Diversified Income Fund 41

Statement of assets and liabilities
6/30/18 (Unaudited)

Assets
Investment in securities, at value (Notes 1 and 9):
Unaffiliated issuers (identified cost $251,483,344)	$249,933,794
Affiliated issuers (identified cost $27,735,103) (Note 5)	27,735,103
Cash	36,522
Foreign currency (cost $88,903) (Note 1)	76,009
Interest and other receivables	2,538,595
Receivable for shares of the fund sold	76,178
Receivable for investments sold	418,244
Receivable for sales of delayed delivery securities (Note 1)	31,673,637
Receivable for variation margin on futures contracts (Note 1)	15,739
Receivable for variation margin on centrally cleared swap contracts (Note 1)	236,174
Unrealized appreciation on forward premium swap option contracts (Note 1)	1,426,233
Unrealized appreciation on forward currency contracts (Note 1)	1,703,335
Unrealized appreciation on OTC swap contracts (Note 1)	1,341,156
Premium paid on OTC swap contracts (Note 1)	1,640,267
Total assets	318,850,986

Liabilities
Payable for investments purchased	482,271
Payable for purchases of delayed delivery securities (Note 1)	64,082,369
Payable for shares of the fund repurchased	557,008
Payable for compensation of Manager (Note 2)	92,695
Payable for custodian fees (Note 2)	63,261
Payable for investor servicing fees (Note 2)	24,410
Payable for Trustee compensation and expenses (Note 2)	133,714
Payable for administrative services (Note 2)	789
Payable for distribution fees (Note 2)	28,111
Payable for variation margin on futures contracts (Note 1)	3,566
Payable for variation margin on centrally cleared swap contracts (Note 1)	225,788
Unrealized depreciation on OTC swap contracts (Note 1)	515,604
Premium received on OTC swap contracts (Note 1)	4,229,055
Unrealized depreciation on forward currency contracts (Note 1)	1,642,787
Unrealized depreciation on forward premium swap option contracts (Note 1)	1,183,976
Written options outstanding, at value (premiums $6,271,648) (Note 1)	5,666,848
TBA sale commitments, at value (proceeds receivable $31,639,609) (Note 1)	31,712,577
Collateral on certain derivative contracts, at value (Notes 1 and 9)	975,284
Other accrued expenses	115,687
Total liabilities	111,735,800

Net assets	$207,115,186

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$260,439,881
Undistributed net investment income (Note 1)	4,408,457
Accumulated net realized loss on investments and foreign currency transactions (Note 1)	(57,381,160)
Net unrealized depreciation of investments and assets and liabilities in foreign currencies	(351,992)
Total — Representing net assets applicable to capital shares outstanding	$207,115,186

Computation of net asset value Class IA
Net assets	$70,941,784
Number of shares outstanding	11,775,584
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$6.02

Computation of net asset value Class IB
Net assets	$136,173,402
Number of shares outstanding	22,537,829
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$6.04

The accompanying notes are an integral part of these financial statements.

42 Putnam VT Diversified Income Fund

Statement of operations
Six months ended 6/30/18 (Unaudited)

Investment income
Interest (net of foreign tax of $1,571 ) (including interest income of $198,590 from investments in affiliated issuers) (Note 5)	$6,460,319
Dividends	6,500
Total investment income	6,466,819

Expenses
Compensation of Manager (Note 2)	570,538
Investor servicing fees (Note 2)	74,267
Custodian fees (Note 2)	66,975
Trustee compensation and expenses (Note 2)	5,962
Distribution fees (Note 2)	172,832
Administrative services (Note 2)	2,333
Auditing and tax fees	75,470
Other	51,135
Total expenses	1,019,512

Expense reduction (Note 2)	(410)
Net expenses	1,019,102

Net investment income	5,447,717

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(6,873,988)
Foreign currency transactions (Note 1)	(226)
Forward currency contracts (Note 1)	(1,514,669)
Futures contracts (Note 1)	(159,554)
Swap contracts (Note 1)	5,831,382
Written options (Note 1)	3,788,348
Total net realized gain	1,071,293

Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	(2,712,916)
Assets and liabilities in foreign currencies	(28,517)
Forward currency contracts	960,216
Futures contracts	(35,025)
Swap contracts	2,623,154
Written options	(1,700,387)
Total change in net unrealized depreciation	(893,475)

Net gain on investments	177,818

Net increase in net assets resulting from operations	$5,625,535

The accompanying notes are an integral part of these financial statements.

Putnam VT Diversified Income Fund 43

Statement of changes in net assets

	Six months	Year ended
	ended 6/30/18*	12/31/17
Decrease in net assets
Operations:
Net investment income	$5,447,717	$10,940,401
Net realized gain on investments and foreign currency transactions	1,071,293	143,289
Net unrealized appreciation (depreciation) of investments and assets and liabilities in foreign currencies	(893,475)	3,757,142
Net increase in net assets resulting from operations	5,625,535	14,840,832
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(3,170,313)	(4,515,761)
Class IB	(5,754,359)	(7,768,755)
Increase (decrease) from capital share transactions (Note 4)	406,014	(9,257,637)
Total decrease in net assets	(2,893,123)	(6,701,321)
Net assets:
Beginning of period	210,008,309	216,709,630
End of period (including undistributed net investment income of $4,408,457 and $7,885,412, respectively)	$207,115,186	$210,008,309

* Unaudited.

The accompanying notes are an integral part of these financial statements.

44 Putnam VT Diversified Income Fund

Financial highlights (For a common share outstanding throughout the period)

					LESS
INVESTMENT OPERATIONS:					DISTRIBUTIONS:				RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)
Class IA
6/30/18†	$6.13	.16	—[e]	.16	(.27)	(.27)	$6.02	2.67*	$70,942	.40*	2.66*	418*[f]
12/31/17	6.06	.32	.11	.43	(.36)	(.36)	6.13	7.42	73,119.78		5.30	1,100[f]
12/31/16	6.21	.34	(.03)	.31	(.46)	(.46)	6.06	5.76	77,226	.79[g]	5.89[g]	846[f]
12/31/15	7.02	.32	(.47)	(.15)	(.66)	(.66)	6.21	(2.32)	84,766.75		5.02	876[f]
12/31/14	7.58	.38	(.32)	.06	(.62)	(.62)	7.02	.68	103,063.76		5.27	408[f]
12/31/13	7.26	.42	.16	.58	(.26)	(.26)	7.58	8.08	121,877.75		5.71	234[h]
Class IB
6/30/18†	$6.14	.15	.01	.16	(.26)	(.26)	$6.04	2.58*	$136,173	.52*	2.52*	418*[f]
12/31/17	6.07	.30	.12	.42	(.35)	(.35)	6.14	7.12	136,889	1.03	5.04	1,100[f]
12/31/16	6.22	.33	(.04)	.29	(.44)	(.44)	6.07	5.42	139,483	1.04[g]	5.63[g]	846[f]
12/31/15	7.01	.31	(.46)	(.15)	(.64)	(.64)	6.22	(2.34)	157,069	1.00	4.76	876[f]
12/31/14	7.57	.36	(.32)	.04	(.60)	(.60)	7.01	.35	189,608	1.01	5.02	408[f]
12/31/13	7.25	.40	.16	.56	(.24)	(.24)	7.57	7.81	237,938	1.00	5.45	234[h]

* Not annualized.

† Unaudited.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b The charges and expenses at the insurance company separate account level are not reflected.

c Total return assumes dividend reinvestment.

d Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

e Amount represents less than $0.01 per share.

f Portfolio turnover includes TBA purchase and sale commitments.

g Reflects a voluntary waiver of certain fund expenses in effect during the period. As a result of such waiver, the expenses of each class reflect a reduction of less than 0.01% as a percentage of average net assets.

h Portfolio turnover excludes TBA purchase and sale commitments. Including TBA purchase and sale commitments to conform with current year presentation, the portfolio turnover would have been the following:

Portfolio turnover (%)
December 31, 2013	586%

The accompanying notes are an integral part of these financial statements.

Putnam VT Diversified Income Fund 45

Notes to financial statements 6/30/18 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from January 1, 2018 through June 30, 2018.

Putnam VT Diversified Income Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek as high a level of current income as Putnam Management believes is consistent with preservation of capital. The fund invests mainly in bonds that are securitized debt instruments (such as mortgage-backed investments) and other obligations of companies and governments worldwide, are either investment-grade or below-investment-grade in quality (sometimes referred to as “junk bonds”) and have intermediate- to long-term maturities (three years or longer). Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. The fund typically uses to a significant extent derivatives, such as futures, options, certain foreign currency transactions and swap contracts, for both hedging and non-hedging purposes.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class  IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1 — Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis. Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash

46 Putnam VT Diversified Income Fund

dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging currency exposures and to gain exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked

Putnam VT Diversified Income Fund 47

return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $233,470 at the close of the reporting period.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

48 Putnam VT Diversified Income Fund

At the close of the reporting period, the fund had a net liability position of $2,883,467 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $3,135,671 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the overnight LIBOR for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit plus a $25,000 flat fee and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At December 31, 2017, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$34,058,711	$15,292,315	$49,351,026

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $248,061,918, resulting in gross unrealized appreciation and depreciation of $10,054,716 and $19,702,747, respectively, or net unrealized depreciation of $9,648,031.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 45.2% of the fund is owned by accounts of one insurance company.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.700%	of the first $5 billion,
0.650%	of the next $5 billion,
0.600%	of the next $10 billion,
0.550%	of the next $10 billion,
0.500%	of the next $50 billion,
0.480%	of the next $50 billion,
0.470%	of the next $100 billion and
0.465%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.269% of the fund’s average net assets.

Putnam Management has contractually agreed, through April 30, 2020, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plan, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.07% of the fund’s average daily net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class IA	$25,479
Class IB	48,788
Total	$74,267

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the

Putnam VT Diversified Income Fund 49

reporting period, the fund’s expenses were reduced by $410 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $161, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class  IB shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares. The expenses related to distribution fees during the reporting period are included in Distribution fees in the Statement of operations.

Note 3 — Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of	Proceeds
	purchases	from sales
Investments in securities, including
TBA commitments
(Long-term)	$883,194,290	$888,260,189
U.S. government securities
(Long-term)	—	—
Total	$883,194,290	$888,260,189

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4 — Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

		Class IA shares				Class IB shares
	Six months ended 6/30/18		Year ended 12/31/17		Six months ended 6/30/18		Year ended 12/31/17
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	178,698	$1,101,566	288,415	$1,752,099	3,096,748	$19,037,744	2,105,331	$12,738,574
Shares issued in connection with
reinvestment of distributions	530,153	3,170,313	770,608	4,515,761	959,060	5,754,359	1,321,217	7,768,755
	708,851	4,271,879	1,059,023	6,267,860	4,055,808	24,792,103	3,426,548	20,507,329
Shares repurchased	(864,745)	(5,287,217)	(1,870,269)	(11,235,243)	(3,819,460)	(23,370,751)	(4,109,764)	(24,797,583)
Net increase (decrease)	(155,894)	$(1,015,338)	(811,246)	$(4,967,383)	236,348	$1,421,352	(683,216)	$(4,290,254)

Note 5 — Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares outstanding
	Fair value as of				and fair value as of
Name of affiliate	12/31/17	Purchase cost	Sale proceeds	Investment Income	6/30/18
Short-term investments
Putnam Short Term Investment
Fund**	$2,369,374	$59,034,191	$33,668,462	$198,590	$27,735,103
Total Short-term investments	$2,369,374	$59,034,191	$33,668,462	$198,590	$27,735,103

**Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6 — Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 7 — Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

50 Putnam VT Diversified Income Fund

Note 8 — Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased TBA commitment option contracts (contract amount)	$88,900,000
Purchased currency options (contract amount)	$10,000,000
Purchased swap option contracts (contract amount)	$1,214,000,000
Written TBA commitment option contracts (contract amount)	$153,900,000
Written currency options (contract amount)	$4,800,000
Written swap option contracts (contract amount)	$1,037,000,000
Futures contracts (number of contracts)	100
Forward currency contracts (contract amount)	$245,900,000
OTC interest rate swap contracts (notional)	$820,000
Centrally cleared interest rate swap contracts (notional)	$912,900,000
OTC total return swap contracts (notional)	$35,500,000
Centrally cleared total return swap contracts (notional)	$82,100,000
OTC credit default contracts (notional)	$47,400,000
Centrally cleared credit default contracts (notional)	$6,000,000
Warrants (number of warrants)	3,100

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives
Derivatives not accounted for
as hedging instruments under	Statement of assets and		Statement of assets and
ASC 815	liabilities location	Fair value	liabilities location	Fair value
			Payables, Net assets —
Credit contracts	Receivables	$1,706,191	Unrealized depreciation	$3,987,059*
Foreign exchange contracts	Investments, Receivables	1,706,041	Payables	1,642,787
Equity contracts	Investments	1,237	Payables	—
	Investments, Receivables,
	Net assets — Unrealized		Payables, Net assets —
Interest rate contracts	appreciation	9,607,033*	Unrealized depreciation	9,516,423*
Total		$13,020,502		$15,146,269

*Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging			Forward currency
instruments under ASC 815	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$182,031	$182,031
Foreign exchange contracts	(155,080)	—	(1,514,669)	—	$(1,669,749)
Interest rate contracts	(1,988,178)	(159,554)	—	5,649,351	$3,501,619
Total	$(2,143,258)	$(159,554)	$(1,514,669)	$5,831,382	$2,013,901

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

				Forward
Derivatives not accounted for as hedging				currency
instruments under ASC 815	Warrants	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$—	$985,730	$985,730
Foreign exchange contracts	—	(14,956)	—	960,216	—	$945,260
Equity contracts	(964)	—	—	—	—	$(964)
Interest rate contracts	—	(1,029,268)	(35,025)	—	1,637,424	$573,131
Total	$(964)	$(1,044,224)	$(35,025)	$960,216	$2,623,154	$2,503,157

Putnam VT Diversified Income Fund 51

Note 9 — Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Credit Suisse Securities (USA), LLC (clearing broker)	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total
Assets:
OTC Interest rate
swap contracts*#	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Centrally cleared interest
rate swap contracts§	—	—	204,249	—	—	—	8,181	—	—	—	—	—	—	—	—	—	—	—	—	212,430
OTC Total return
swap contracts*#	—	181,684	—	28,187	—	27,960	—	383	25,995	—	13,113	60,148	—	—	—	—	—	—	—	337,470
Centrally cleared total
return swap contracts§	—	—	19,629	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	19,629
OTC Credit default
contracts — protection
sold*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit default
contracts — protection
purchased*#	—	—	—	—	143,740	448,055	—	—	302,850	—	—	524,160	155,508	—	131,878	—	—	—	—	1,706,191
Centrally cleared credit
default contracts§	—	—	4,115	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	4,115
Futures contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	15,739	—	—	—	—	—	15,739
Forward currency
contracts#	98,616	33,657	—	231,624	—	120,229	—	—	549,328	53,031	164,942	—	—	—	—	54,910	186,926	202,798	7,274	1,703,335
Forward premium swap
option contracts #	543,535	91,898	—	222,579	—	—	—	—	145,213	—	382,618	—	—	—	40,390	—	—	—	—	1,426,233
Purchased
swap options**#	760,932	133,778	—	278,255	—	332,757	—	—	651,976	—	1,970,793	—	—	—	1,105,182	—	—	—	—	5,233,673
Purchased options**#	—	419	—	—	—	—	—	—	420	1,867	179,050	—	—	—	—	—	—	—	—	181,756
Total Assets	$1,403,083	$441,436	$227,993	$760,645	$143,740	$929,001	$8,181	$383	$1,675,782	$54,898	$2,710,516	$584,308	$155,508	$15,739	$1,277,450	$54,910	$186,926	$202,798	$7,274	$10,840,571
Liabilities:
OTC Interest rate
swap contracts*#	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$2,312	$—	$—	$—	$—	$—	$—	$—	$—	$2,312
Centrally cleared interest
rate swap contracts§	—	—	181,202	—	—	—	9,129	—	—	—	—	—	—	—	—	—	—	—	—	190,331
OTC Total return
swap contracts*#	—	12,377	—	—	—	72,974	—	—	71,509	—	10,998	8,860	—	—	—	—	—	—	—	176,718
Centrally cleared total
return swap contracts§	—	—	35,457	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	35,457
OTC Credit default
contracts — protection
sold*#	99,587	—	—	—	352,481	945,988	—	—	662,263	—	—	865,257	51,909	—	650,382	—	—	—	—	3,627,867
OTC Credit default
contracts — protection
purchased*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Centrally cleared credit
default contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	3,566	—	—	—	—	—	3,566
Forward currency
contracts#	124,662	93,315	—	286,034	—	102,758	—	—	480,156	122,679	118,692	—	—	—	—	10,377	137,956	89,642	76,516	1,642,787
Forward premium swap
option contracts#	423,054	122,248	—	184,672	—	—	—	—	149,026	—	268,609	—	—	—	36,367	—	—	—	—	1,183,976
Written swap options#	671,925	222,178	—	426,536	—	253,476	—	—	1,209,610	—	1,447,051	—	—	—	1,350,339	—	—	—	—	5,581,115
Written options#	—	—	—	—	—	—	—	—	—	—	85,733	—	—	—	—	—	—	—	—	85,733
Total Liabilities	$1,319,228	$450,118	$216,659	$897,242	$352,481	$1,375,196	$9,129	$—	$2,572,564	$122,679	$1,933,395	$874,117	$51,909	$3,566	$2,037,088	$10,377	$137,956	$89,642	$76,516	$12,529,862

52 Putnam VT Diversified Income Fund	Putnam VT Diversified Income Fund 53

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Credit Suisse Securities (USA), LLC (clearing broker)	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total
Total Financial and
Derivative Net Assets	$83,855	$(8,682)	$11,334	$(136,597)	$(208,741)	$(446,195)	$(948)	$383	$(896,782)	$(67,781)	$777,121	$(289,809)	$103,599	$12,173	$(759,638)	$44,533	$48,970	$113,156	$(69,242)	$(1,689,291)
Total collateral
received (pledged)†##	$83,855	$(8,682)	$—	$(101,750)	$(208,741)	$(446,195)	$—	$—	$(896,782)	$—	$777,121	$(289,809)	$103,599	$—	$(759,638)	$20,000	$—	$113,156	$—
Net amount	$—	$—	$11,334	$(34,847)	$—	$—	$(948)	$383	$—	$(67,781)	$—	$—	$—	$12,173	$—	$24,533	$48,970	$—	$(69,242)
Controlled collateral
received (including
TBA commitments)**	$115,284	$—	$—	$—	$—	$—	$—	$—	$—	$—	$781,000	$59,000	$—	$—	$—	$20,000	$—	$—	$—	$975,284
Uncontrolled
collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$120,305	$—	$—	$—	$—	$113,165	$—	$233,470
Collateral (pledged)
(including TBA
commitments)**	$—	$(72,715)	$—	$(101,750)	$(223,496)	$(493,635)	$—	$—	$(1,060,847)	$—	$—	$(323,733)	$—	$—	$(859,495)	$—	$—	$—	$—	$(3,135,671)

*Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

**Included with Investments in securities on the Statement of assets and liabilities.

†Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $201,538 and $6,994,049, respectively.

Note 10 — New accounting pronouncements

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017–08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310–20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities held at a premium, to be amortized to the earliest call date. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

54 Putnam VT Diversified Income Fund	Putnam VT Diversified Income Fund 55

Trustee approval of management contract

General conclusions

The Board of Trustees of The Putnam Funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management, LLC (“Putnam Management”) and the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”). The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of The Putnam Funds (“Independent Trustees”).

At the outset of the review process, members of the Board’s independent staff and independent legal counsel discussed with representatives of Putnam Management the annual contract review materials furnished to the Contract Committee during the course of the previous year’s review, identifying possible changes in these materials that might be necessary or desirable for the coming year. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel requested that Putnam Management and its affiliates furnish specified information, together with any additional information that Putnam Management considered relevant, to the Contract Committee. Over the course of several months ending in June 2018, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided. Throughout this process, the Contract Committee was assisted by the members of the Board’s independent staff and by independent legal counsel for The Putnam Funds and the Independent Trustees.

In May 2018, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the contracts. At the Trustees’ June 2018 meeting, the Contract Committee met in executive session with the other Independent Trustees to review a summary of the key financial, performance and other data that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s management and sub-management contracts, effective July 1, 2018. (Because PIL is an affiliate of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL, the Trustees have not attempted to evaluate PIL as a separate entity, and all subsequent references to Putnam Management below should be deemed to include reference to PIL as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by Putnam Management in providing services to the fund, and the application of certain reductions and waivers noted below; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that some aspects of the arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with some minor exceptions, the funds’ current fee arrangements under the management contracts were first implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with representatives of Putnam Management, as well as approval by shareholders.

Management fee schedules and total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints. The Trustees also reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (In a few instances, funds have implemented so-called “all-in” management fees covering substantially all routine fund operating costs.)

In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in Putnam Management’s operating costs or profitability, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee structure for your fund would be appropriate at this time.

Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with economies of scale in the form of reduced fee rates as assets under management in the Putnam family of funds increase. The Trustees concluded that the fee schedule in effect for your fund represented an appropriate sharing of economies of scale between fund shareholders and Putnam Management.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. In order to support the effort to have fund expenses meet competitive standards, the Trustees and Putnam Management have implemented certain expense limitations that were in effect during your fund’s fiscal year ending in 2017. These expense limitations were: (i) a contractual expense limitation applicable to all open-end funds of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified open-end funds, including your fund, of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor

56 Putnam VT Diversified Income Fund

servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for the funds. Most funds, including your fund, had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2017. Putnam Management has agreed to maintain these expense limitations until at least April 30, 2020. Putnam Management’s support for these expense limitation arrangements was an important factor in the Trustees’ decision to approve the continuance of your fund’s management and sub-management contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fee), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the second quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the fifth quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2017. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2017 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution, and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the Putnam funds at that time.

The information examined by the Trustees in connection with their annual contract review for the Putnam funds included information regarding fees charged by Putnam Management and its affiliates to institutional clients, including defined benefit pension and profit-sharing plans and sub-advised mutual funds. This information included, in cases where an institutional product’s investment strategy corresponds with a fund’s strategy, comparisons of those fees with fees charged to the Putnam funds, as well as an assessment of the differences in the services provided to these different types of clients as compared to the services provided to the Putnam funds. The Trustees observed that the differences in fee rates between these clients and the Putnam funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate markets. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to its other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the investment oversight committees of the Trustees and the full Board of Trustees, which meet on a regular basis with the funds’ portfolio teams and with the Chief Investment Officers and other senior members of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them, and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.

The Trustees considered that 2017 was a strong year for the performance of the Putnam funds, with generally favorable results for most asset classes, including U.S. equity, international and global equity, taxable and tax exempt fixed income, and global asset allocation Funds. In this regard, the Trustees considered that, for the one-year period ended December 31, 2017, the Putnam open-end Funds’ performance, on an asset-weighted basis, ranked in the 32nd percentile of their Lipper peers (excluding those Putnam funds that are evaluated based on their total returns and/or comparisons of those returns versus selected investment benchmarks or targeted annual returns). The Trustees observed that this strong performance has continued a positive trend that began in mid-year 2016 across most Putnam funds. They noted that the longer-term performance of the Putnam funds continued to be strong, exemplified by the fact that the Putnam funds were ranked by the Barron’s/Lipper Fund Families survey as the 7th-best performing mutual fund complex out of 55 complexes for the five-year period ended December 31, 2017 and the 9th-best performing mutual fund complex out of 50 complexes for the ten-year period ended 2017. In addition, the survey ranked the Putnam funds 7th out of 59 mutual fund complexes for the one-year period ended 2017; the Putnam funds have ranked 1st or 2nd in the survey for the one-year period three times since 2009 (most recently in 2013). They also noted, however, the disappointing investment performance of some funds for periods ended December 31, 2017 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor closely the performance of those funds, including the effectiveness of any efforts Putnam Management has undertaken to address underperformance and whether additional actions to address areas of underperformance are warranted.

For purposes of the Trustees’ evaluation of the Putnam Funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of Putnam funds with relatively unique investment mandates for which Putnam Management informed the Trustees that meaningful competitive performance rankings are not

Putnam VT Diversified Income Fund 57

considered to be available, the Trustees evaluated performance based on their total gross and net returns and, in most cases, comparisons of those returns with the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class IA share cumulative total return performance at net asset value was in the following quartiles of its Lipper Inc. (“Lipper”) peer group (Lipper VP (Underlying Funds) — General Bond Funds) for the one-year, three-year and five-year periods ended December 31, 2017 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):

One-year period	Three-year period	Five-year period
1st	2nd	1st

Over the one-year, three-year and five-year periods ended December 31, 2017, there were 47, 40 and 32 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

The Trustees also considered Putnam Management’s continued efforts to support fund performance through initiatives including structuring compensation for portfolio managers and research analysts to enhance accountability for fund performance, emphasizing accountability in the portfolio management process, and affirming its commitment to a fundamental-driven approach to investing. The Trustees noted further that Putnam Management continued to strengthen its fundamental research capabilities by adding new investment personnel.

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used predominantly to acquire brokerage and research services (including third-party research and market data) that enhance Putnam Management’s investment capabilities and supplement Putnam Management’s internal research efforts. However, the Trustees noted that a portion of available soft dollars continues to be used to pay fund expenses. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee. The Trustees also indicated their continued intent to monitor the allocation of the Putnam funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor or distribution services. In conjunction with the annual review of your fund’s management and sub-management contracts, the Trustees reviewed your fund’s investor servicing agreement with Putnam Investor Services, Inc. (“PSERV”) and its distributor’s contracts and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV and PRM, as applicable, for such services are fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds, and the costs incurred by PSERV and PRM, as applicable, in providing such services. Furthermore, the Trustees were of the view that the services provided were required for the operation of the funds, and that they were of a quality at least equal to those provided by other providers.

58 Putnam VT Diversified Income Fund

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Putnam VT Diversified Income Fund 59

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60 Putnam VT Diversified Income Fund

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2018, are available in the Individual Investors section of putnam.com and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Form N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investor Services, Inc.	Kenneth R. Leibler, Chair
One Post Office Square	Mailing address:	Liaquat Ahamed
Boston, MA 02109	P.O. Box 8383	Ravi Akhoury
	Boston, MA 02266-8383	Barbara M. Baumann
Investment Sub-Advisor	1-800-225-1581	Katinka Domotorffy
Putnam Investments Limited		Catharine Bond Hill
16 St James’s Street	Custodian	Paul L. Joskow
London, England SW1A 1ER	State Street Bank and Trust Company	Robert E. Patterson
George Putnam, III
Marketing Services	Legal Counsel	Robert L. Reynolds
Putnam Retail Management	Ropes & Gray LLP	Manoj P. Singh
One Post Office Square
Boston, MA 02109

The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam VT Diversified Income Fund 61

This report has been prepared for the shareholders	H502
of Putnam VT Diversified Income Fund.	VTSA028 312010 8/18

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: August 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: August 28, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: August 28, 2018